UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2003

                    DATE OF REPORTING PERIOD: AUGUST 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

[SEI logo omitted]


[BACKGROUND GRAPHIC OMITTED]





                                             Annual Report as of August 31, 2003


                                                            SEI Tax Exempt Trust


                                                                   Tax Free Fund

                                                      California Tax Exempt Fund

                                                     Institutional Tax Free Fund

                                        Massachusetts Tax Free Money Market Fund

                                                      Pennsylvania Tax Free Fund

                                                Intermediate-Term Municipal Fund

                                                Pennsylvania Municipal Bond Fund

                                               Massachusetts Municipal Bond Fund

                                                  New Jersey Municipal Bond Fund

                                                    New York Municipal Bond Fund

                                                  California Municipal Bond Fund

TABLE OF CONTENTS

-------------------------------------------------------------

Letter to Shareholders                                     1
-------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   2
-------------------------------------------------------------
Report of Independent Public Auditors                      8
-------------------------------------------------------------
Statements of Net Assets                                   9
-------------------------------------------------------------
Statements of Operations                                  74
-------------------------------------------------------------
Statements of Changes in Net Assets                       76
-------------------------------------------------------------
Financial Highlights                                      80
-------------------------------------------------------------
Notes to Financial Statements                             83
-------------------------------------------------------------
Trustees and Officers of the Trust                        90
-------------------------------------------------------------
Notice to Shareholders                                    93
-------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 2003



Letter to Shareholders

To Our Shareholders:

The fiscal year that ended August 31, 2003 was a volatile time for the financial markets. Concerns over corporate fraud and credit quality, coupled with a virtually stagnant U.S. economy, weighed heavily on investor sentiment and sent stock and corporate bond prices tumbling in the second half of the calendar year 2002. However, an overall favorable resolution to the war in Iraq in the Spring of 2003, a healthy batch of upbeat corporate earnings announcements, and the start of economic statistics pointing towards faster growth in the second half of the 2003 calendar year helped to shift the markets in a positive fashion.

Money market yields declined for the period, with the overnight bank rate (the federal funds rate) dropping 75 basis points to 1%. The Fed took two steps in lowering the rate to a historic 45-year low, chopping the rate first in November 2002 and again in June 2003. A lack of inflationary pressures and just-budding economic growth allowed the Fed to continue to be generous through an accommodative fiscal policy focused on stimulating sustained economic growth. At present, despite what looks to be the onset of an economic recovery, the market expects interest rates to remain unchanged or near historical lows well into the 2004 calendar year, or at least until a qualified upturn in the labor and corporate markets is realized.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Tax Exempt Trust. My colleagues and I continue to diligently work to maintain that trust, and we look forward to serving your investment needs in the future.


Sincerely,

/s/ Edward D. Loughlin

Edward D. Loughlin
President



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                         1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2003



Intermediate-Term Municipal Fund


Despite a volatile market in which municipal yields rose, municipal bonds posted positive returns for the fiscal year ended August 31, 2003. Volatility increased due to heightened geopolitical conditions, diminished expectations for economic growth, and concerns regarding corporate profitability. A slowing economy resulted in declining tax receipts, which negatively impacted municipal finances. As a result, numerous states accumulated budget deficits that required balancing by raising taxes, reducing expenditures, and financing of deficits. Issuance was a major theme during the year, with budget deficits and historically low yields resulting in record issuance. Increased issuance and weakened budget conditions had a major impact on sector performance. Investors demonstrated a preference for higher quality bonds, enabling insured and general obligation bonds to outperform revenue bonds. Within the revenue sector, there was a wide divergence in performance. Municipal bonds backed by payments from the tobacco companies -- pursuant to the Master Settlement Agreement between the States and the tobacco companies -- were the worst performing bonds due to increased litigation risk, declining cigarette sales, and rising excise taxes, while essential service revenue bonds fared much better. Overall, within this volatile environment municipal demand remained solid. Renewed profitability at insurance companies combined with a record rally in corporate bonds made municipal bonds an attractive alternative investment option for these companies. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

For the fiscal year ended August 31, 2003, the Intermediate-Term Municipal Fund, Class A, (the "Fund") posted a total return of 2.31% versus a total return of 3.18% for the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index (the "Benchmark"). In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Municipal Bond Index but the Adviser believes that the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index better represents the Fund's investment strategy. Sector allocation and yield curve positioning were the primary drivers of underperformance during the fiscal year. An overweight to revenue bonds, especially bonds backed by tobacco payments to the Master Settlement Agreement, which significantly lagged the returns of the overall market, diminished returns. An overweight to the long end of the municipal yield curve subtracted from relative performance, as long-term yields rose and short-term yields declined modestly.

Enhancing performance was the Fund's overweight to hospital and housing bonds, which outperformed the general market. State weightings were beneficial, with the Fund underweight to California bonds, which underperformed due to severe budget and financial concerns. In uncertain times, investors typically demand the highest-quality most liquid bonds, and the fiscal year 2003 was no different, with insured bonds posting strong returns. The Fund's overweight to these bonds and high quality bias added to returns.

Intermediate-Term Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2

--------------------------------------------------------------------------------
                                Annualized  Annualized   Annualized   Annualized
                      One Year      3-Year      5-Year      10-Year    Inception
                        Return      Return      Return       Return      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal, Class A       2.31%       5.65%       4.65%        5.01%        5.80%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW]

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index, and the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index 3


        Intermediate-Term      Lehman Brothers          Lehman Brothers
         Municipal Fund,         5 Year G.O.        3-10 Year Intermediate
             Class A        Municipal Bond Index     Municipal Blend Index
8/31/93      10,000               10,000                     10,000
8/31/94      10,065               10,164                     10,141
8/31/95      10,823               10,988                     11,008
8/31/96      11,230               11,406                     11,455
8/31/97      12,120               12,168                     12,329
8/31/98      12,993               12,998                     13,218
8/31/99      13,080               13,285                     13,458
8/31/00      13,828               13,994                     14,265
8/31/01      15,023               15,252                     15,563
8/31/02      15,939               16,254                     16,579
8/31/03      16,308               16,835                     17,106

1 For the periods ended August 31, 2003. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors; general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
2                         SEI Tax Exempt Trust / Annual Report / August 31, 2003

Pennsylvania Municipal Bond Fund


Despite a volatile market in which municipal yields rose, municipal bonds posted positive returns for the fiscal year ended August 31, 2003, with bonds issued in Pennsylvania posting some of the highest returns. Volatility increased due to heightened geopolitical conditions, diminished expectations for economic growth, and concerns regarding corporate profitability. A slowing economy resulted in declining tax receipts, which negatively impacted municipal finances. As a result, numerous states accumulated budget deficits that required balancing by raising taxes, reducing expenditures, and financing of deficits. Issuance was a major theme during the year, with budget deficits and historically low yields resulting in record issuance. Increased issuance and weakened budget conditions had a major impact on sector performance. Investors demonstrated a preference for higher quality bonds, enabling insured and general obligation bonds to outperform revenue bonds. Within the revenue sector, there was a wide divergence in performance. Municipal bonds backed by payments from the tobacco companies -- pursuant to the Master Settlement Agreement between the States and the tobacco companies -- were the worst performing bonds due to increasing litigation risk, declining cigarette sales, and rising excise taxes, while essential service revenue bonds fared much better. Overall, within this volatile environment municipal demand remained solid. Renewed profitability at insurance companies, combined with a record rally in corporate bonds, made municipal bonds an attractive alternative investment option for these companies. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

For the fiscal year ended August 31, 2003, the Pennsylvania Municipal Bond Fund, Class A, (the "Fund") posted a total return of 3.48% versus a total return of 3.43% for the Lehman Brothers MF Pennsylvania Intermediate Municipal Index (the "Benchmark"). In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Municipal Bond Index but the Adviser believes that the Lehman Brothers MF Pennsylvania Intermediate Municipal Index better represents the Fund's investment strategy. The Fund's defensive posture enhanced performance during a period when rates rose and volatility increased. Holdings in higher coupon bonds benefited returns as the higher income generated by these bonds offset the negative price impact of rising rates. A high quality bias also contributed positively to returns amidst the market volatility. An overweight to insured and prerefunded bonds contributed positively to returns, as investors demanded the highest quality bonds during a volatile and uncertain period. Detracting slightly from performance, but offset by excellent security selection, was an overweight to BBB rated securities, which underperformed the general market.

Pennsylvania Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2

--------------------------------------------------------------------------------
                                Annualized  Annualized   Annualized   Annualized
                      One Year      3-Year      5-Year      10-Year    Inception
                        Return      Return      Return       Return      to Date
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond, Class A            3.48%       6.13%       4.94%          N/A        4.98%
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond, Class B            3.60%       6.29%       5.04%        5.23%        6.05%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW]

Comparison of Change in the Value of a $10,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF Pennsylvania Intermediate Municipal Index

          Pennsylvania         Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.       Pennsylvania Intermediate
          Fund, Class A     Municipal Bond Index        Municipal Index

8/31/98       10,000                10,000                   10,000
8/31/99       10,065                10,221                   10,143
8/31/00       10,645                10,767                   10,751
8/31/01       11,534                11,735                   11,739
8/31/02       12,297                12,506                   12,572
8/31/03       12,725                12,952                   13,004


          Pennsylvania         Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.       Pennsylvania Intermediate
          Fund, Class B     Municipal Bond Index        Municipal Index

8/31/93       10,000                10,000                   10,000
8/31/94       10,114                10,164                   10,151
8/31/95       10,803                10,988                   11,056
8/31/96       11,231                11,406                   11,473
8/31/97       12,138                12,168                   12,352
8/31/98       13,017                12,998                   13,317
8/31/99       13,105                13,285                   13,508
8/31/00       13,863                13,994                   14,317
8/31/01       15,052                15,252                   15,633
8/31/02       16,068                16,254                   16,742
8/31/03       16,647                16,835                   17,317


1 For the periods ended August 31, 2003. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 25, 1998 and August 14, 1989, respectively.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                         3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2003


Massachusetts Municipal Bond Fund



Despite a volatile market in which municipal yields rose, municipal bonds posted positive returns for the fiscal year ended August 31, 2003, with bonds issued in Massachusetts posting some of the highest returns. Volatility increased due to heightened geopolitical conditions, diminished expectations for economic growth, and concerns regarding corporate profitability. A slowing economy resulted in declining tax receipts, which negatively impacted municipal finances. As a result, numerous states accumulated budget deficits that required balancing by raising taxes, reducing expenditures, and financing of deficits. Issuance was a major theme during the year, with budget deficits and historically low yields resulting in record issuance. Increased issuance and weakened budget conditions had a major impact on sector performance. Investors demonstrated a preference for higher quality bonds, enabling insured and general obligation bonds to outperform revenue bonds. Within the revenue sector, there was a wide divergence in performance. Municipal bonds backed by payments from the tobacco companies -- pursuant to the Master Settlement Agreement between the States and the tobacco companies -- were the worst performing bonds due to increased litigation risk, declining cigarette sales, and rising excise taxes, while essential service revenue bonds fared much better. Overall, within this volatile environment municipal demand remained solid. Renewed profitability at insurance companies, combined with a record rally in corporate bonds, made municipal bonds an attractive alternative investment option for these companies. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

For the fiscal year ended August 31, 2003, the Massachusetts Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.44% versus a total return of 3.25% for the Lehman Brothers MF Massachusetts Intermediate Municipal Index (the "Benchmark"). In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Municipal Bond Index but the Adviser believes that the Lehman Brothers MF Massachusetts Intermediate Municipal Index better represents the Fund's investment strategy. Yield curve positioning and an underweight to general obligation bonds were the primary drivers of underperformance. An overweight to the long-end of the municipal yield's curve subtracted from relative performance as long-term yield rose and short-term yields declined modestly -- the result of the Federal Reserve policy to lower rates to stimulate economic growth. The Commonwealth was able to deal with its budget deficit in a timely manner, which enabled Massachusetts bonds to outperform the general market. As a result, the Fund's underweight to bonds issued by the Commonwealth detracted from relative performance. Insured bonds outperformed due to strong investor demand for the highest quality bonds and a dearth of Massachusetts's supply. The Fund maintained its high quality bias with an overweight to the insured sector, which added to returns.

Massachusetts Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2

--------------------------------------------------------------------------------
                                            Annualized   Annualized   Annualized
                                  One Year      3-Year       5-Year    Inception
                                    Return      Return       Return      to Date
--------------------------------------------------------------------------------
Massachusetts Municipal
Bond, Class A                        2.44%       5.93%        4.69%        4.77%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW]

Comparison of Change in the Value of a $10,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF Massachusetts Intermediate Municipal Index

          Massachusetts        Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.      Massachusetts Intermediate
          Fund, Class A     Municipal Bond Index        Municipal Index

8/31/98      10,000                10,000                    10,000
8/31/99      10,007                10,221                    10,164
8/31/00      10,582                10,767                    10,787
8/31/01      11,554                11,735                    11,834
8/31/02      12,276                12,506                    12,688
8/31/03      12,576                12,952                    13,101

1 For the periods ended August 31, 2003. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4                         SEI Tax Exempt Trust / Annual Report / August 31, 2003

New Jersey Municipal Bond Fund



Despite a volatile market in which municipal yields rose, municipal bonds posted positive returns for the fiscal year ended August 31, 2003. New Jersey bonds underperformed the general market due to a widening budget deficit and increased supply. Volatility increased due to heightened geopolitical conditions, diminished expectations for economic growth and concerns regarding corporate profitability. A slowing economy resulted in declining tax receipts, which negatively impacted municipal finances. As a result, numerous states accumulated budget deficits that required balancing by raising taxes, reducing expenditures, and financing of deficits. Issuance was a major theme during the year, with budget deficits and historically low yields resulting in record issuance. Increased issuance and weakened budget conditions had a major impact on sector performance. Investors demonstrated a preference for higher quality bonds, enabling insured and general obligation bonds to outperform revenue bonds. Within the revenue sector, there was a wide divergence in performance. Municipal bonds backed by payments from the tobacco companies -- pursuant to the Master Settlement Agreement between the States and the tobacco companies -- were the worst performing bonds due to increased litigation risk, declining cigarette sales, and rising excise taxes, while essential service revenue bonds fared much better. Overall, within this volatile environment municipal demand remained solid. Renewed profitability at insurance companies, combined with a record rally in corporate bonds, made municipal bonds an attractive alternative investment option for these companies. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

For the fiscal year ended August 31, 2003, the New Jersey Municipal Fund, Class A, (the "Fund") posted a total return of 2.06% versus a total return of 3.18% for the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index (the "Benchmark"). In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Municipal Bond Index but the Adviser believes that the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index better represents the Fund's investment strategy. With interest rates rising, a slightly longer duration posture than the benchmark detracted from returns. An overweight to the long end of the municipal yield curve subtracted from relative performance, as long-term yields rose and short-term yields declined modestly. Overall, New Jersey bonds underperformed the general market. Insured bonds outperformed due to strong investor demand for the highest quality bonds and increased New Jersey supply. The Fund maintained its high quality bias with an overweight to the insured sector, which benefited returns.

New Jersey Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2

--------------------------------------------------------------------------------
                                            Annualized   Annualized   Annualized
                                  One Year      3-Year       5-Year    Inception
                                    Return      Return       Return      to Date
--------------------------------------------------------------------------------
New Jersey
Municipal Bond, Class A              2.06%       5.54%        4.57%        4.66%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW]

Comparison of Change in the Value of a $10,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index 3

           New Jersey          Lehman Brothers          Lehman Brothers
         Municipal Bond          5 Year G.O.         3-10 Year Intermediate
          Fund, Class A     Municipal Bond Index     Municipal Blend Index

8/98         10,000                10,000                    10,000
8/99         10,129                10,221                    10,182
8/00         10,634                10,767                    10,792
8/01         11,568                11,735                    11,774
8/02         12,252                12,506                    12,543
8/03         12,504                12,952                    12,942

1 For the periods ended August 31, 2003. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors; general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                         5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2003

New York Municipal Bond Fund



Despite a volatile market in which municipal yields rose, municipal bonds posted positive returns for the fiscal year ended August 31, 2003, with bonds issued in New York posting some of the highest returns. Volatility increased due to heightened geopolitical conditions, diminished expectations for economic growth, and concerns regarding corporate profitability. A slowing economy resulted in declining tax receipts, which negatively impacted municipal finances. As a result, numerous states accumulated budget deficits that required balancing by raising taxes, reducing expenditures, and financing of deficits. Issuance was a major theme during the year, with budget deficits and historically low yields resulting in record issuance. Increased issuance and weakened budget conditions had a major impact on sector performance. Investors demonstrated a preference for higher quality bonds, enabling insured and general obligation bonds to outperform revenue bonds. Within the revenue sector, there was a wide divergence in performance. Municipal bonds backed by payments from the tobacco companies -- pursuant to the Master Settlement Agreement between the States and the tobacco companies -- were the worst performing bonds due to increased litigation risk, declining cigarette sales, and rising excise taxes, while essential service revenue bonds fared much better. Overall, within this volatile environment municipal demand remained solid. Renewed profitability at insurance companies, combined with a record rally in corporate bonds, made municipal bonds an attractive alternative investment option for these companies. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

For the fiscal year ended August 31, 2003, the New York Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.78% versus a total return of 3.25% for the Lehman Brothers MF New York Intermediate Municipal Index (the "Benchmark"). In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Municipal Bond Index but the Adviser believes that the Lehman Brothers MF New York Intermediate Municipal Index better represents the Fund's investment strategy. Yield curve positioning and an underweight to general obligation bonds were the primary drivers of underperformance. An overweight to the long end of the municipal yield curve subtracted from relative performance, as long-term yields rose and short-term yields declined modestly-- the result of the Federal Reserve policy to lower rates to stimulate economic growth. New York City took definitive actions to rectify its budget deficit, enabling its bonds to post strong returns. Although the Fund increased its exposure to bonds issued by New York City, it still remained underweight versus the benchmark, detracting from performance. Insured bonds outperformed due to strong investor demand for the highest quality bonds and manageable New York supply. The Fund maintained its high quality bias with an overweight to the insured sector, which benefited returns. Moving forward the Fund will attempt to purchase securities that are attractive on a relative basis in order to increase its overall yield advantage versus the benchmark.

New York Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2

--------------------------------------------------------------------------------
                                            Annualized   Annualized   Annualized
                                  One Year      3-Year       5-Year    Inception
                                    Return      Return       Return      to Date
--------------------------------------------------------------------------------
New York
Municipal Bond, Class A              2.78%       6.05%        4.98%        5.05%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW]

Comparison of Change in the Value of a $10,000 Investment in the New York Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF New York Intermediate Municipal Index

            New York           Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.         New York Intermediate
          Fund, Class A             Index               Municipal Index

8/31/98       10,000                10,000                   10,000
8/31/99       10,068                10,221                   10,156
8/31/00       10,687                10,767                   10,817
8/31/01       11,735                11,735                   11,893
8/31/02       12,403                12,506                   12,613
8/31/03       12,748                12,952                   13,023

1 For the periods ended August 31, 2003. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
6                         SEI Tax Exempt Trust / Annual Report / August 31, 2003

California Municipal Bond Fund



Despite a volatile market in which municipal yields rose, municipal bonds posted positive returns for the fiscal year ended August 31, 2003. California bonds posted some of the worst returns due to concerns over the budget deficit and the failure of the governor and legislature to pass a fiscally sound budget. Volatility increased due to heightened geopolitical conditions, diminished expectations for economic growth, and concerns regarding corporate profitability. A slowing economy resulted in declining tax receipts, which negatively impacted municipal finances. As a result, numerous states accumulated budget deficits that required balancing by raising taxes, reducing expenditures, and financing of deficits. Issuance was a major theme during the year, with budget deficits and historically low yields resulting in record issuance. Increased issuance and weakened budget conditions had a major impact on sector performance. Investors demonstrated a preference for higher quality bonds, enabling insured and general obligation bonds to outperform revenue bonds. Within the revenue sector, there was a wide divergence in performance. Municipal bonds backed by payments from the tobacco companies -- pursuant to the Master Settlement Agreement between the States and the tobacco companies -- were the worst performing bonds due to increased litigation risk, declining cigarette sales, and rising excise taxes, while essential service revenue bonds fared much better. Overall, within this volatile environment municipal demand remained solid. Renewed profitability at insurance companies, combined with a record rally in corporate bonds, made municipal bonds an attractive alternative investment option for these companies. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

For the fiscal year ended August 31, 2003, the California Municipal Bond Fund, Class A, (the "Fund") posted a total return of 1.48% versus a total return of 2.12% for the Lehman Brothers MF California Intermediate Municipal Index (the "Benchmark"). In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Municipal Bond Index but the Adviser believes that the Lehman Brothers MF California Intermediate Municipal Index better represents the Fund's investment strategy. With interest rates rising, a slightly longer duration posture than the benchmark detracted from returns. An overweight to the long end of the municipal yield curve also subtracted from relative performance, as long-term yields rose and short-term yields declined modestly. Enhancing returns was the Fund's underweight to California State general obligation bonds. California State general obligation bonds underperformed the general market due to mounting budget deficits, failure to enact a balanced budget in a timely manner, and uncertainty created by the efforts to recall Governor Gray Davis. Some of the uncertainty in the market was alleviated by the passage of a budget late in the fiscal year. Insured bonds outperformed due to strong investor demand given the State's budget crisis. The Fund maintained its high quality bias with an overweight to the insured sector, which benefited returns.

California Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2

--------------------------------------------------------------------------------
                                            Annualized   Annualized   Annualized
                                  One Year      3-Year       5-Year    Inception
                                    Return      Return       Return      to Date
--------------------------------------------------------------------------------
California Municipal
Bond, Class A                        1.48%       5.04%        4.97%        5.10%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW]

Comparison of Change in the Value of a $10,000 Investment in the California Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF California Intermediate Municipal Index


           California          Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.        California Intermediate
          Fund, Class A     Municipal Bond Index        Municipal Index

8/31/98       10,000               10,000                    10,000
8/31/99       10,240               10,221                    10,176
8/31/00       10,997               10,767                    10,921
8/31/01       11,898               11,735                    11,851
8/31/02       12,559               12,506                    12,602
8/31/03       12,745               12,952                    12,869

1 For the periods ended August 31, 2003. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                         7

SEI TAX EXEMPT TRUST -- AUGUST 31, 2003


Report of Independent Public Auditors


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of SEI Tax Exempt Trust (comprising the Tax Free Fund, California Tax Exempt Fund, Institutional Tax Free Fund, Massachusetts Tax Free Money Market Fund, Pennsylvania Tax Free Fund, Intermediate-Term Municipal Fund, Pennsylvania Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund and California Municipal Bond Fund) (the "Trust") as of August 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods in the two years ended August 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through August 31, 2001 for the Trust were audited by other auditors who have ceased operations and whose report dated October 8, 2001 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Tax Exempt Trust, as of August 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
October 10, 2003

--------------------------------------------------------------------------------
8                         SEI Tax Exempt Trust / Annual Report / August 31, 2003

STATEMENT OF NET ASSETS

Tax Free Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.9%
ALABAMA -- 0.3%
   Lee County, Industrial Development
      Authority, Lifesouth Community
      Blood Center Project, RB (A) (B) (C)
        0.850%, 12/01/19                               $ 2,360         $  2,360
                                                                       ---------
ARIZONA -- 1.3%
   Pinal County, Industrial Development
      Authority, Newmont Project,
      RB (A) (B) (C)
        0.800%, 12/01/09                                   900              900
   Rancho Ladera, Ser A, COP (A) (B) (C)
        1.000%, 10/01/08                                10,300           10,300
                                                                       ---------
                                                                         11,200
                                                                       ---------
ARKANSAS -- 0.6%
   Pulaski County, Lease Purchase
      Project, Ser B, RB (A) (B) (E)
        0.930%, 03/01/07                                 5,000            5,000
                                                                       ---------
CALIFORNIA -- 3.3%
   Anaheim, High School District,
      School Facilities Bridge Funding
      Project, COP, FSA (A) (B)
        0.900%, 09/01/29                                 1,100            1,100
   Bay Area, Toll Authority,
      San Francisco Bay Area Project,
      Ser C, RB, AMBAC (A) (B)
        0.800%, 04/01/25                                 1,550            1,550
   California State, Infrastructure &
      Economic Development Authority,
      Rand Project, Ser B, RB,
      AMBAC (A) (B)
        0.800%, 04/01/42                                 1,000            1,000
   California State, Ser A, RAW
        2.000%, 06/16/04                                19,000           19,134
   Fremont, Multi-Family Housing
      Authority, Mission Project,
      Ser E, RB (A) (B) (C)
        0.950%, 09/01/14                                   140              140
   Los Angeles, Multi-Family Housing
      Authority, Canyon Project,
      RB (A) (B) (C)
        0.840%, 12/01/10                                   700              700
   Los Angeles, Multi-Family Housing
      Authority, Meadowridge Apartments
      Project, RB (A) (B) (E)
        0.800%, 09/01/18                                 1,000            1,000
   Sacramento, Unified School
      District, TRAN
        2.000%, 12/17/03                                 4,500            4,510
                                                                       ---------
                                                                         29,134
                                                                       ---------


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COLORADO -- 5.3%
   Arvada, Water Authority, RB, FSA (A) (B)
        1.100%, 11/01/20                               $ 1,500         $  1,500
   Boulder County, Development Authority,
      Geological Society of America Project,
      Ser 92, RB (A) (B) (C)
        1.550%, 12/01/08                                 1,175            1,175
   Boulder Valley, School District, TAN
        2.000%, 06/30/04                                 5,000            5,041
   Boulder, Health Facilities Authority,
      Community Hospital Project,
      RB (A) (B) (C)
        1.000%, 10/01/30                                16,050           16,050
   Broadlands, Metropolitan District
      Authority, GO (A) (B) (C)
        0.900%, 12/01/25                                 1,000            1,000
   Castle Pines, North Metropolitan
      District, GO (A) (B) (C)
        0.920%, 12/01/28                                 3,275            3,275
   Colorado State, Health Facilities
      Authority, Visiting Nurse Project,
      Ser A, RB (A) (B) (C)
        0.900%, 07/01/31                                 1,025            1,025
   Denver (City & County), Multi-Family
      Housing Authority, Ogden Residences
      Project, RB (A) (B) (C)
        0.850%, 12/01/09                                 1,400            1,400
   NBC, Metropolitan District Authority,
      GO (A) (B) (C)
        1.550%, 12/01/30                                   670              670
   Summit County, Recreational Facilities
      Authority, Copper Mountain Project,
      RB (A) (B) (C)
        0.920%, 04/01/17                                10,975           10,975
   Superior, Metropolitan District No. 1,
      RB (A) (B) (C)
        0.920%, 12/01/27                                 2,000            2,000
   Thornton, Multi-Family Housing Authority,
      Quaile Ridge Project,
      Ser A, RB (A) (B) (C)
        0.850%, 04/01/10                                 2,100            2,100
   Willow Trace, Metropolitan District,
      Ser A, GO (A) (B) (C)
        1.550%, 12/01/31                                 1,000            1,000
                                                                       ---------
                                                                         47,211
                                                                       ---------
CONNECTICUT -- 0.7%
   New Britain, BAN
        2.250%, 04/08/04                                 6,000            6,040
                                                                       ---------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                         9

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DELAWARE -- 1.2%
   Delaware State, Economic Development
      Authority, Peninsula United Methodist
      Church Project, Ser B, RB (A) (B) (C)
        0.870%, 05/01/12                               $ 5,000         $  5,000
   Delaware State, Economic Development
      Authority, School House Project,
      RB (A) (B) (C)
        0.850%, 12/01/15                                 3,100            3,100
   Delaware State, Economic Development
      Authority, Wilmington Montessori School Project,
      RB (A) (B) (C)
        0.900%, 05/01/20                                 2,800            2,800
                                                                       ---------
                                                                         10,900
                                                                       ---------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Institute of
      International Economic Issues,
      RB (A) (B) (C)
        0.850%, 06/01/25                                 1,300            1,300
                                                                       ---------
FLORIDA -- 1.8%
   Alachua County, Industrial Development
      Authority, Florida Convention Centers Project,
      Ser A, RB (A) (B) (C)
        1.150%, 01/01/12                                   650              650
   Fort Pierce, Health Facilities Authority,
      New Horizons Project, RB (A) (B) (C)
        0.850%, 10/01/17                                 2,945            2,945
   Highlands County, Healthcare
      Facilities Authority, Adventis Health
      Systems Project, Ser A, RB, MBIA (A) (B)
        0.850%, 12/01/26                                 1,900            1,900
   Jacksonville, Industrial Development
      Authority, Trailer Marine-Crowly
      Project, RB (A) (B) (C)
        0.900%, 02/01/14                                 3,600            3,600
   Miami-Dade County, Industrial Development
      Authority, Saral Publications Project,
      RB (A) (B) (C)
        0.850%, 04/01/08                                 2,000            2,000
   Orange County, Industrial Development
      Authority, University of Central
      Florida Foundation Project, Ser A,
      RB (A) (B) (C)
        0.850%, 02/01/16                                 2,000            2,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Orange County, Multi-Family Housing
      Authority, Post Fountains Project,
      RB (A) (B) (E)
        0.850%, 06/01/25                               $ 1,000         $  1,000
   Pasco County, Multi-Family Housing
      Finance Authority, Carlton Arms
      Magnolia Project, RB (A) (B) (C)
        0.980%, 12/01/07                                 1,000            1,000
   Pinellas County, Healthcare Facilities
      Authority, Pooled Hospital Loan
      Program, RB, AMBAC (A) (B)
        0.800%, 12/01/15                                   500              500
   Volusia County, Housing Finance
      Authority, Sun Pointe Apartments
      Project, Ser H, RB (A) (B) (C)
        0.900%, 12/01/05                                   250              250
                                                                       ---------
                                                                         15,845
                                                                       ---------
GEORGIA -- 6.6%
   Brooks County, Development Authority,
      Presbyterian Home Project,
      RB (A) (B) (C)
        0.850%, 03/01/18                                 2,000            2,000
   Catoosa County, Industrial Development
      Authority, Galaxy Carpet Project,
      RB (A) (B) (C)
        0.910%, 12/01/06                                 6,500            6,500
   Cobb County, Residential Facilities
      for the Elderly, A.G. Rhodes Home
      Project, RB (A) (B) (C)
        0.850%, 04/01/16                                   590              590
   Cobb County, Residential Facilities
      for the Elderly, Presbyterian
      Village Project, RB (A) (B) (C)
        0.850%, 08/01/15                                 2,420            2,420
   Dalton, Utilities Authority, Ser A02,
      RB, FSA (A) (B)
        0.920%, 01/01/12                                   995              995
   DeKalb County, Multi-Family Housing
      Authority, Winters Creek Apartments
      Project, RB (A) (B) (E)
        0.850%, 06/15/25                                 1,400            1,400
   DeKalb County, Multi-Family Housing
      Authority, Woodhills Apartments
      Project, RB (A) (B) (C)
        0.900%, 12/01/07                                   800              800
   Forsyth County, Development Authority,
      Pinecrest Academy Project, RB
      (A) (B) (C)
        0.850%, 09/01/25                                 5,000            5,000
   Fulton County, Development Authority,
      Arthritis Foundation Project,
      RB (A) (B) (C)
        0.850%, 12/01/16                                 1,135            1,135


--------------------------------------------------------------------------------
10                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Development Authority,
      Robert W. Woodruff Arts Center Project,
      RB (A) (B) (C)
        0.850%, 02/01/16                               $   400         $    400
   Fulton County, Multi-Family Housing Authority,
      Champions Green Apartments Project, Ser B,
      RB (A) (B)
        0.850%, 10/01/25                                 3,950            3,950
   Fulton County, Multi-Family Housing
      Authority, Hampton Hills Apartments
      Project, RB (A) (B)
        0.850%, 06/01/23                                 1,400            1,400
   Georgia State, Road & Thruway Authority,
      Governors Transportation Choices
      Project, RB
        5.000%, 03/01/04                                 2,000            2,039
   Gordon County, Hospital Authority,
      Adventist Health Systems Project,
      Ser A, RB (A) (B) (C)
        0.850%, 11/15/27                                 1,225            1,225
   Gwinnett County, Development Authority,
      Greater Atlanta Christian School
      Project, RB (A) (B) (C)
        0.850%, 05/01/22                                 5,000            5,000
   Gwinnett County, Development Authority,
      Wesleyan School Project, RB (A) (B) (C)
        0.850%, 03/01/17                                   350              350
        0.850%, 03/01/21                                 2,800            2,800
   Macon County, Industrial Development
      Authority, Decatur Family YMCA Project,
      RB (A) (B) (C)
        1.050%, 05/01/35                                 4,400            4,400
   Macon-Bibb County, Hospital Authority,
      Medical Center of Central Georgia
      Project, RB (A) (B) (C)
        0.850%, 12/01/18                                 2,300            2,300
   Macon-Bibb County, Hospital Authority,
      Central Georgia Senior Health Project,
      RB (A) (B) (C)
        0.830%, 05/01/30                                 3,500            3,500
   Marietta, Multi-Family Housing Authority,
      Falls at Bells Ferry Project,
      RB (A) (B) (C)
        1.350%, 01/15/09                                 4,800            4,800
   Monroe County, Industrial Development
      Authority, Baptist Village Project,
      RB (A) (B) (C)
        0.850%, 08/01/18                                 1,600            1,600
   Savannah, Economic Development Authority,
      Westside Urban Health Center Project,
      Ser A, RB (A) (B) (C)
        0.900%, 03/01/18                                 2,990            2,990


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Smyrna, Multi-Family Housing Authority,
      F&M Villages Project,
      RB (A) (B) (E)
        0.850%, 06/01/25                               $   600         $    600
                                                                       ---------
                                                                         58,194
                                                                       ---------
IDAHO -- 0.3%
   Idaho State, Health Facilities Authority,
      St. Lukes Regional Medical Center
      Project, RB (A) (B) (C)
        0.800%, 05/01/22                                 3,000            3,000
                                                                       ---------
ILLINOIS -- 7.2%
   East Peoria, Multi-Family Housing
      Authority, Radnor/East Peoria Project,
      RB (A) (B) (C)
        0.950%, 06/01/08                                   905              905
   Illinois State, Development Financing
      Authority, American College
      Occupational Project, RB (A) (B) (C)
        1.000%, 10/01/18                                 1,485            1,485
   Illinois State, Development Financing
      Authority, Christian Brothers
      Services Project, RB (A) (B) (C)
        1.000%, 05/01/20                                 1,700            1,700
   Illinois State, Development Financing
      Authority, Jewish Federal Metropolitan
      of Chicago Projects, RB,
      AMBAC (A) (B)
        0.800%, 09/01/32                                 1,800            1,800
   Illinois State, Development Financing
      Authority, The Uno-Ven Project,
      RB (A) (B) (C)
        0.900%, 09/01/08                                 3,550            3,550
   Illinois State, Development Financing
      Authority, YMCA of Metropolitan
      Chicago Project, RB (A) (B) (C)
        0.800%, 06/01/29                                10,800           10,800
   Illinois State, Educational Facilities
      Authority, Adler Planetarium Project,
      RB (A) (B) (C)
        0.850%, 04/01/31                                 2,600            2,600
   Illinois State, Educational Facilities
      Authority, Art Institute of Chicago
      Cultural Pooled Financing Project,
      RB (A) (B) (C)
        0.850%, 08/01/30                                 2,200            2,200
   Illinois State, Educational Facilities
      Authority, Concordia University River
      Project, RB (A) (B) (C)
        0.850%, 10/01/31                                 2,050            2,050


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        11

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Educational
      Facilities Authority, Educational
      Assistance Project, Ser A, RB, AMBAC
      Mandatory Put 09/01/03 @ 100 (B)
        4.050%, 09/01/23                               $ 2,055         $  2,055
   Illinois State, Educational Facilities
      Authority, Field Museum National
      History Project, RB (A) (B) (C)
        0.850%, 11/01/32                                 2,100            2,100
   Illinois State, Educational Facilities
      Authority, University of Chicago
      Project, Ser B, RB (A) (B)
        0.850%, 07/01/33                                 3,000            3,000
   Illinois State, Educational Facilities
      Development Financing Authority,
      Creative Childrens Academy
      Project, RB (A) (B) (C)
        1.000%, 10/01/28                                 2,800            2,800
   Illinois State, Educational Facilities
      Development Financing Authority,
      Trinity International University
      Project, Ser A, RB (A) (B) (C)
        0.900%, 10/01/30                                 2,000            2,000
   Illinois State, Toll Highway Authority,
      Ser B, RB, FSA (A) (B)
        0.900%, 01/01/16                                 4,900            4,900
   Kane, Cook & Dupage Counties, TAW
        2.250%, 11/28/03                                 4,000            4,005
   Lakemoor, Multi-Family Housing Authority,
      Housing Mortgage Project, Ser C,
      RB (A) (B) (C)
        0.930%, 12/01/20                                 6,400            6,400
   Rockford, School District No. 205, TAW
        2.780%, 10/30/03                                 3,000            3,003
   Rockford, Wesley Willows Obligation,
      RB (A) (B) (C)
        0.900%, 04/01/32                                 2,000            2,000
   Skokie, Economic Development Authority,
      Skokie Fashion Square Project,
      RB (A) (B) (C)
        1.230%, 12/01/14                                 4,350            4,350
                                                                       ---------
                                                                         63,703
                                                                       ---------
INDIANA -- 11.4%
   Avon, Community Schools Project, GO
        1.950%, 12/31/03                                 3,000            3,003
   Bartholomew, TAW
        2.250%, 12/31/03                                10,800           10,831
   Carmel Clay, Schools Project, TAN
        2.250%, 12/31/03                                 8,200            8,224
   Concord, Community Schools
      Project, TAW
        1.750%, 12/31/03                                 4,000            4,005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Franklin, Multi-School Project, BAN
        1.250%, 07/01/04                               $ 2,500         $  2,500
   Goshen, Community Schools Project, TAW
        1.500%, 12/31/03                                 2,000            2,002
   Goshen, Industrial Economic Development
      Authority, Goshen College Project,
      RB (A) (B) (C)
        0.900%, 10/01/37                                 9,000            9,000
   Greensburg, Community Schools Project, TAN
        2.250%, 12/31/03                                 2,000            2,006
   Huntington County, Community School
      Project, TAW
        1.750%, 12/29/03                                 4,000            4,004
   Indiana State, Development Finance
      Authority, Brebeuf Preparatory
      School Project, RB (A) (B) (C)
        1.000%, 07/01/26                                 3,400            3,400
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB (A) (B) (C)
        0.850%, 09/01/26                                 6,600            6,600
   Indiana State, Educational Facilities
      Authority, Wesleyan University Project,
      RB (A) (B) (C)
        0.850%, 12/01/15                                 3,760            3,760
   Indiana State, Health Facilities
      Financing Authority, Ascension Health
      Credit Group Project, Ser A-4,
      RB (A) (B)
        1.150%, 11/15/36                                 8,000            8,000
   Indiana State, Health Facilities
      Financing Authority, Baptist Homes
      of Indiana Project, RB (A) (B) (C)
        0.850%, 11/01/30                                 9,560            9,560
   Indiana State, Health Facilities
      Financing Authority, Bethesda Living
      Center Project, Ser B, RB (A) (B) (C)
        0.900%, 08/01/31                                 1,350            1,350
   Indiana State, Health Facilities
      Financing Authority, Capital Access
      Pool Program, RB (A) (B) (C)
        0.850%, 04/01/12                                 1,415            1,415
        0.850%, 01/01/20                                 4,150            4,150
   Indiana State, Health Facilities
      Financing Authority, Lutherwood
      Project, RB (A) (B) (C)
        0.930%, 07/01/10                                   670              670
   Indiana State, Industrial Finance
      Development Authority, Goodwill
      Industries Center Project,
      RB (A) (B) (C)
        0.930%, 06/01/16                                 1,760            1,760


--------------------------------------------------------------------------------
12                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Knox, Community School Project, TAW
        1.750%, 12/31/03                               $ 1,000         $  1,001
   Merrillville, Community Schools
      Project, TAW
        1.250%, 12/31/03                                 2,000            2,001
   Portage, Industrial Economic
      Development Authority,
      RB (A) (B) (C)
        0.980%, 09/01/03                                    65               65
   Spencer-Owen, Community Schools,
      Temporary Loan Warrants
        1.750%, 12/31/03                                 4,200            4,206
   Tippecanoe, TAN
        2.000%, 12/30/03                                 7,000            7,014
                                                                       ---------
                                                                        100,527
                                                                       ---------
IOWA -- 0.9%
   Council Bluffs, Pollution Control
      Authority, Iowa-Illinois Gas &
      Electric Project, RB (A) (B) (C)
        0.900%, 01/01/25                                 4,950            4,950
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Des Moines Project,
      RB (A) (B) (C)
        0.850%, 10/01/33                                   100              100
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Wartburg Project, RB (A) (B) (C)
        0.850%, 03/01/30                                 2,600            2,600
   Iowa State, Private Colleges Financing
      Authority, Drake University Project,
      RB (A) (B) (C)
        0.850%, 07/01/31                                   600              600
                                                                       ---------
                                                                          8,250
                                                                       ---------
KANSAS -- 1.8%
   Kansas State, Development Finance
      Authority, Department of
      Administration Project, Ser J-2,
      RB (A) (B)
        0.850%, 12/01/34                                 1,540            1,540
   Olathe, Healthcare Facilities
      Authority, Olathe Medical Center
      Project, Ser A, RB, AMBAC (A) (B)
        0.800%, 09/01/32                                 2,150            2,150
   Salina, Central Mall Dillard Project,
      Ser 84, RB (A) (B)
        1.050%, 12/01/14                                   495              495
   Topeka, Multi-Family Housing Authority,
      Fleming Court Project, RB (A) (B) (C)
        0.930%, 12/01/28                                 3,835            3,835

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wichita, Renewal & Improvements Project,
      Ser 208, GO
        2.000%, 02/19/04                               $ 7,500         $  7,538
                                                                       ---------
                                                                         15,558
                                                                       ---------
KENTUCKY -- 2.0%
   Kentucky State, Association of
      Counties, TRAN
        2.000%, 06/30/04                                 6,500            6,559
   Kentucky State, Economic Development
      Finance Authority, Adventist Health
      Systems, Ser A,
      RB (A) (B) (C)
        0.850%, 11/15/27                                 1,375            1,375
   Kentucky State, Rural Water Authority, RB
        2.250%, 11/01/03                                 9,500            9,518
                                                                       ---------
                                                                         17,452
                                                                       ---------
LOUISIANA -- 0.6%
   Louisiana State, Public Facilities
      Authority, Ser B, RB
        3.000%, 09/23/03                                 3,000            3,002
   Louisiana State, Public Facilities
      Authority, Ser D, GO
        3.000%, 09/23/03                                   595              596
   New Orleans, Aviation Board Authority,
      Ser C, GO, MBIA (A) (B)
        0.850%, 08/01/11                                   855              855
   New Orleans, Industrial Development
      Authority, Spectrum Control Technology
      Project, RB (A) (B) (C)
        0.900%, 03/01/07                                   900              900
                                                                       ---------
                                                                          5,353
                                                                       ---------
MARYLAND -- 1.1%
   Anne Arundel County, Kellington
      Association Project, RB (A) (B) (C)
        0.950%, 06/15/11                                 1,050            1,050
   Maryland State, Economic Development
      Authority, Goodwill Industrial
      Project, RB (A) (B) (C)
        0.850%, 09/01/24                                 2,430            2,430
   Montgomery County, Multi-Family
      Housing Authority, Oakwood Project,
      Ser A, RB (A) (B)
        0.850%, 11/01/07                                 6,000            6,000
                                                                       ---------
                                                                          9,480
                                                                       ---------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        13

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MASSACHUSETTS -- 7.2%
   Massachusetts Bay, Transportation
      Authority, Ser SG 156,
      RB (A) (B) (C)
        0.800%, 07/01/30                               $ 2,060         $  2,060
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B) (C)
        0.850%, 07/01/31                                 4,000            4,000
   Massachusetts State, Development
      Finance Agency, Cardinal Cushing
      Centers Project, RB (A) (B) (C)
        0.820%, 02/01/33                                 4,000            4,000
   Massachusetts State, Development Finance
      Agency, Draper Laboratory Issue,
      RB, MBIA (A) (B)
        0.800%, 06/01/30                                 4,700            4,700
   Massachusetts State, Development Finance
      Agency, Fessenden School Project,
      RB (A) (B) (C)
        0.820%, 08/01/31                                 2,800            2,800
   Massachusetts State, Development Finance
      Agency, Loomis Communities Project,
      Ser B, RB (A) (B) (C)
        0.840%, 03/01/10                                 5,400            5,400
   Massachusetts State, Development Finance
      Agency, Ocean Spray Cranberries
      Project, RB (A) (B) (C)
        0.810%, 10/15/11                                 5,015            5,015
   Massachusetts State, Development Finance
      Agency, Phillips Academy Project,
      RB (A) (B)
        0.800%, 09/01/33                                 5,700            5,700
   Massachusetts State, Development Finance
      Agency, Smith College Project,
      RB (A) (B)
        0.800%, 07/01/29                                   900              900
   Massachusetts State, Federal Highway
      Authority, RB (A) (B)
        0.810%, 06/15/09                                 1,800            1,800
   Massachusetts State, GO, MBIA (A) (B)
        0.810%, 05/01/09                                 4,995            4,995
   Massachusetts State, Health & Educational
      Facilities Authority, Berklee College
      of Music Project, Ser D, RB, MBIA (A) (B)
        0.720%, 10/01/27                                 3,015            3,015
   Massachusetts State, Health &
      Educational Facilities Authority,
      Capital Assets Program, Ser E,
      RB (A) (B) (C)
        0.850%, 01/01/35                                 1,300            1,300

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Emmanuel College Project,
      RB (A) (B) (C)
        0.800%, 07/01/33                               $ 2,000         $  2,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Essex Museum Project, RB (A) (B) (C)
        0.770%, 07/01/33                                 2,500            2,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser WW, RB (A) (B)
        0.830%, 07/01/35                                 1,500            1,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      University of Massachusetts Project,
      Ser A, RB (A) (B) (C)
        0.730%, 11/01/30                                 2,400            2,400
   Massachusetts State, Health &
      Educational Facilities Authority,
      Williams College Issue, Ser E,
      RB (A) (B)
        0.750%, 08/01/14                                 1,950            1,950
   Massachusetts State, Industrial
      Finance Agency, Milton Academy
      Issue, RB, MBIA (A) (B)
        0.800%, 03/01/27                                 4,700            4,700
   Massachusetts State, Industrial
      Finance Agency, Showa Womens
      Institute Project, RB (A) (B) (C)
        0.850%, 03/15/04                                   800              800
   Massachusetts State, Industrial
      Finance Agency, Vinfen Issue,
      RB Pre-Refunded @ 102 (D)
        7.100%, 11/15/03                                 1,020            1,052
   Massachusetts State, Merlots Project,
      Ser A63, GO, FGIC (A) (B)
        0.880%, 01/01/22                                 1,000            1,000
   Massachusetts State, Ser B, GO (A) (B)
        0.800%, 09/01/16                                   300              300
                                                                       ---------
                                                                         63,887
                                                                       ---------
MICHIGAN -- 1.6%
   Farmington Hills, Botsford General
      Hospital Project, Ser B, RB,
      MBIA (A) (B)
        0.850%, 02/15/16                                   300              300
   Hartland, School District, GO
        1.500%, 08/25/04                                 3,000            3,010
   Jackson County, Economic Development
      Authority, Limited Thrifty Leoni
      Project, RB (A) (B) (C)
        1.150%, 12/01/14                                   800              800


--------------------------------------------------------------------------------
14                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Job Development
      Authority, East Lansing Residential
      Project, RB (A) (B) (C)
        0.930%, 12/01/14                               $ 1,000         $  1,000
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B) (C)
        0.975%, 05/01/14                                 1,000            1,000
   St. Joseph, Hospital Finance Authority,
      Lakeland Hospital at Niles Project,
      RB, FSA (A) (B) 0.850%,
      01/01/32                                           4,600            4,600
   Sterling Heights, Economic Development
      Authority, Sterling Shopping Center
      Project, RB (A) (B) (C)
        0.900%, 12/01/10                                 3,160            3,160
                                                                       ---------
                                                                         13,870
                                                                       ---------
MINNESOTA -- 3.3%
   Bloomington, Multi-Family Housing
      Authority, Bristol Village Project,
      Ser A-1, RB (A) (B)
        0.850%, 11/15/32                                12,000           12,000
   Duluth, Economic Development
      Authority, Miller-Dwan Medical
      Center Project, RB (A) (B) (C)
        0.850%, 06/01/19                                 2,400            2,400
   Lauderdale, Children's Home Society
      Project, RB (A) (B) (C)
        0.900%, 12/01/30                                 2,115            2,115
   Mankato, Bethany Lutheran College
      Project, Ser B, RB (A) (B) (C)
        0.850%, 11/01/15                                 1,700            1,700
   Minnesota, School District Taxes &
      Assistance, Ser A, COP
        1.750%, 08/27/04                                10,000           10,078
   St. Paul, Port Authority District,
      Ser M, RB (A) (B) (C)
        0.850%, 03/01/21                                 1,300            1,300
                                                                       ---------
                                                                         29,593
                                                                       ---------
MISSOURI -- 4.5%
   Clayton, Industrial Development Authority,
      Bailey Court Project,
      RB (A) (B) (C)
        0.980%, 01/01/09                                 1,500            1,500
   Kansas City, Industrial Development
      Authority, Bethesda Living Center
      Project, Ser A, RB (A) (B) (C)
        0.900%, 08/01/31                                 2,800            2,800

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kansas City, Industrial Development
      Authority, Woodlands Partners
      Project, RB (A) (B) (C)
        0.900%, 02/15/31                               $ 4,045         $  4,045
   Missouri State, Health & Educational
      Facilities Authority, Drury College
      Project, RB (A) (B) (C)
        0.850%, 08/15/24                                 7,955            7,955
   Missouri State, Health & Educational
      Facilities Authority, Mehlville
      Project, Ser L, RB
        2.250%, 10/24/03                                 8,500            8,508
   Missouri State, Health & Educational
      Facilities Authority, Pembroke Hill
      School Project, RB (A) (B) (C)
        0.970%, 07/01/25                                 2,875            2,875
        0.970%, 07/01/26                                 3,685            3,685
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB (A) (B)
        0.850%, 07/01/32                                 5,835            5,835
   Missouri State, Public Utilities
      Commission, RB
        2.500%, 11/01/03                                 3,000            3,004
                                                                       ---------
                                                                         40,207
                                                                       ---------
NEBRASKA -- 0.2%
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A) (B)
        0.920%, 09/01/20                                 2,000            2,000
                                                                       ---------
NEW JERSEY -- 2.5%
   Fairfield Township, BAN
        2.250%, 12/04/03                                 2,363            2,369
   New Jersey State, Economic Development
      Authority, Urban Renewal Project,
      RB (A) (B) (C)
        1.300%, 04/01/19                                 1,000            1,000
   New Jersey State, Turnpike Authority,
      Ser C-2, RB, FSA (A) (B)
        0.850%, 01/01/24                                18,500           18,500
                                                                       ---------
                                                                         21,869
                                                                       ---------
NEW MEXICO -- 0.2%
   Sandoval County, BAN
        2.000%, 05/01/04                                 2,000            2,011
                                                                       ---------
NEW YORK -- 0.4%
   New York State, Educational
     Services, RAN
        2.125%, 12/30/03                                 3,000            3,008


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        15

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Suffolk County, Water Authority,
      BAN (A) (B)
        0.780%, 01/01/08                               $   200         $    200
                                                                       ---------
                                                                          3,208
                                                                       ---------
OHIO -- 3.7%
   Cincinnati & Hamilton Counties,
      Port Authority, CEI Realty
      Association Project, RB (A) (B) (C)
        1.350%, 08/01/15                                   955              955
   Columbus & Franklin Counties, BAN
        1.500%, 03/25/04                                 2,000            2,004
   Kettering, City School District, BAN
        2.000%, 01/16/04                                 3,500            3,511
   Lima, Refunding & Improvement Authority,
      Lima Memorial Hospital Project,
      RB (A) (B) (C)
        0.930%, 12/01/10                                 2,130            2,130
   Lorain County, Industrial Development
      Authority, Regional Medical Center
      Project, RB (A) (B) (C)
        0.930%, 05/01/22                                   855              855
   Ohio State, Higher Educational Facilities
      Authority, Case Western Reservation
      Project, Ser A, RB (A) (B)
        0.850%, 10/01/31                                 4,200            4,200
   Ohio State, Higher Educational Facilities
      Authority, Pooled Financing Program,
      Ser A, RB (A) (B) (C)
        0.850%, 09/01/27                                14,320           14,320
   Ohio State, Higher Educational Facilities
      Commission, Mount Union College
      Project, RB (A) (B) (C)
        0.880%, 09/01/20                                 2,750            2,750
   Summit County, Industrial Development
      Authority, Arlington Plaza Project,
      RB (A) (B) (C)
        1.350%, 09/01/15                                 1,840            1,840
                                                                       ---------
                                                                         32,565
                                                                       ---------
OKLAHOMA -- 1.6%
   Oklahoma State, Industrial Hospital
      Authority, Deaconess Health Project,
      Ser A, RB (A) (B) (C)
        0.920%, 10/01/17                                 4,000            4,000
   Tulsa, Industrial Authority, Childrens'
      Coalition Project, RB (A) (B) (C)
        1.000%, 04/01/15                                 2,900            2,900

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Tulsa, Industrial Development Authority,
      County Housing Funding Project,
      RB (A) (B)
        1.240%, 10/01/32                               $ 7,600         $  7,600
                                                                       ---------
                                                                         14,500
                                                                       ---------
PENNSYLVANIA -- 13.7%
   Allegheny County, Hospital Development
      Authority, UPMC Senior Living
      Project, RB (A) (B) (E)
        0.830%, 07/15/28                                 2,000            2,000
   Allegheny County, Industrial Development
      Authority, Commercial Development,
      Two Marquis Project, RB (A) (B) (C)
        0.900%, 12/01/14                                 3,465            3,465
   Allegheny County, Industrial Development
      Authority, Jewish Home & Hospital
      Project, Ser B ,RB (A) (B) (C)
        0.900%, 10/01/26                                 2,000            2,000
   Allegheny County, Industrial Development
      Authority, Pittsburgh Theological
      Society Project, RB (A) (B) (C)
        1.050%, 08/01/31                                 1,500            1,500
   Berks County, Industrial Development
      Authority, Rilsan Industrial Project,
      RB (A) (B) (C)
        0.860%, 12/01/04                                 2,050            2,050
   Bucks County, Industrial Development
      Authority, Law School Admission
      Council Project, RB (A) (B) (C)
        0.800%, 05/01/33                                 3,000            3,000
   Bucks County, Industrial Development
      Authority, Pennswood Village Project,
      Ser B, RB (A) (B) (C)
        0.870%, 10/01/34                                 1,000            1,000
   Chester County, Industrial Development
      Authority, The Woods Project,
      RB (A) (B) (C)
        0.900%, 03/31/15                                 1,150            1,150
   Crawford County, TAN
        2.125%, 12/31/03                                 2,000            2,004
   Cumberland County, Municipal Authority,
      Dickinson College Project,
      Ser A, RB (A) (B) (C)
        1.800%, 11/01/26                                 5,095            5,095
   Cumberland County, Municipal Authority,
      Wesley Affiliated Services Project,
      Ser C, RB (A) (B) (C)
        0.850%, 01/01/37                                 4,000            4,000


--------------------------------------------------------------------------------
16                       SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dallastown, Area School District,
      GO, FGIC (A) (B)
        0.870%, 05/01/20                               $ 1,345         $  1,345
   Delaware County, Hospital Authority,
      Crozer-Chester Medical Center Project,
      RB (A) (B) (C)
        0.850%, 12/15/31                                 2,450            2,450
   Delaware Valley, Port Authority of
      Pennsylvania & New Jersey, Ser B,
      RB, AMBAC
        5.250%, 01/01/04                                 1,250            1,268
   Delaware Valley, Regional Finance
      Authority, RB (A) (B)
        0.890%, 07/01/27                                 1,000            1,000
   Delaware Valley, Regional Finance
      Authority, RB, AMBAC (A) (B)
        0.840%, 01/01/14                                 5,590            5,590
   Emmaus, General Authority, RB,
      FSA (A) (B)
        0.850%, 12/01/28                                 7,300            7,300
   Erie County, Hospital Authority,
      Ser 820, RB, MBIA (A) (B)
        0.890%, 07/01/22                                 2,000            2,000
   Harrisburg, Water Authority, Ser A,
      RB, FGIC (A) (B)
        0.870%, 07/15/29                                 5,000            5,000
   Harrisburg, Water Authority, Ser B,
      RB, FSA (A) (B)
        0.870%, 07/15/17                                 8,035            8,035
   Hazleton, Industrial Development
      Authority, MMI Preparatory School
      Project, RB (A) (B) (C)
        0.900%, 10/01/24                                 1,800            1,800
   Lancaster, Higher Education Authority,
      Franklin & Marshall College Project,
      RB (A) (B)
        0.920%, 04/15/27                                 2,070            2,070
   Lehigh County, General Purpose Authority,
      Phoebe-Devitt Homes Project,
      Ser B, RB (A) (B) (C)
        0.850%, 05/15/21                                 1,680            1,680
   Luzerne County, Convention Center Project,
      Ser A, RB (A) (B) (C)
        0.850%, 09/01/28                                 4,000            4,000
   McCandless, Industrial Development
      Authority, Bradford Foundation
      Project, Ser A, RB (A) (B) (C)
        0.900%, 01/01/30                                 1,730            1,730
   Montgomery County, Redevelopment
      Authority, Kingswood Apartments
      Project, Ser A, RB (A) (B)
        0.800%, 08/15/31                                 2,000            2,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Moon Township, Industrial Development
      Authority, Executive Office Association
      Project, RB (A) (B) (C)
        0.900%, 11/01/10                               $   900         $    900
   Northampton County, Industrial
      Development Authority, Kirkland
      Village Project, RB (A) (B) (C)
        0.820%, 11/01/30                                 1,000            1,000
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B) (C)
        0.900%, 02/01/18                                 1,750            1,750
   Pennsylvania State, Economic Development
      Financing Authority, Mercy Health
      Systems Project, Ser E1, RB (A) (B) (C)
        0.900%, 09/01/19                                 1,800            1,800
   Pennsylvania State, Economic Development
      Financing Authority, Philadelphia
      Area Project, Ser J-1, RB (A) (B) (C)
        0.900%, 11/01/30                                 5,300            5,300
   Pennsylvania State, Economic Development
      Financing Authority, Philadelphia
      Area Project, Ser J-3, RB (A) (B) (C)
        0.880%, 11/01/30                                 3,900            3,900
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser C3, RB (A) (B) (C)
        1.800%, 11/01/03                                 1,300            1,300
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser I4, RB (A) (B) (C)
        0.900%, 11/01/31                                 5,200            5,200
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser I5, RB (A) (B) (C)
        0.900%, 11/01/21                                 4,000            4,000
   Philadelphia, Hospital & Higher Education
      Facilities Authority, Childrens
      Hospital Project, Ser B, RB (A) (B)
        0.800%, 07/01/25                                 5,255            5,255
   Philadelphia, Hospital & Higher Education
      Facilities Authority, Temple East
      Project, Ser B, RB (A) (B) (C)
        0.880%, 06/01/14                                 1,750            1,750


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        17

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Industrial Development
      Authority, Inglis House Project,
      RB (A) (B)
        1.850%, 05/01/17                               $ 7,000         $  7,000
   Philadelphia, TRAN
        2.000%, 06/30/04                                 1,000            1,008
   Temple University, University Funding
      Obligation, RB
        1.200%, 05/04/04                                 4,000            4,000
   Washington County, State Leasing
      Authority, Eye & Ear Project,
      Ser B-1, Sub-Ser D, RB (A) (B) (C)
        0.900%, 12/15/18                                 2,200            2,200
                                                                       ---------
                                                                        120,895
                                                                       ---------
SOUTH CAROLINA -- 0.8%
   South Carolina State, Economic Jobs
      Development Authority, St. Joseph's
      High School Project, RB (A) (B)
     (C)
        1.030%, 05/15/25                                 4,885            4,885
   University of South Carolina, Athletic
      Facilities Authority, BAN
        2.000%, 03/19/04                                 2,140            2,150
                                                                       ---------
                                                                          7,035
                                                                       ---------
TENNESSEE -- 1.0%
   Knox County, Industrial Development Board
      Authority, Professional Plaza Project,
      RB, FGIC (A) (B) (C)
        1.260%, 12/01/14                                 1,800            1,800
   Metropolitan Nashville & Davidson County,
      Health & Educational Facilities Board,
      Dede Wallace Healthcare Systems Project,
      RB (A) (B) (C)
        0.850%, 03/01/16                                   900              900
   Metropolitan Nashville & Davidson County,
      Health & Educational Facilities Board,
      Father Ryan High School Project,
      RB (A) (B) (C)
        0.850%, 07/01/22                                 5,000            5,000
   Metropolitan Nashville & Davidson County,
      Health & Educational Facilities Board,
      Franklin Road Project, RB (A) (B) (C)
        0.850%, 07/01/21                                 1,130            1,130
                                                                       ---------
                                                                          8,830
                                                                       ---------
TEXAS -- 3.3%
   Carroll, Independent School
     District, GO
        5.000%, 02/15/04                                 1,500            1,526

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Garland, Healthcare Facilities
      Development Authority, Chambrel
      Club Hill Project, RB (A) (B) (E)
        0.850%, 11/15/32                               $ 1,800         $  1,800
   Gulf Coast, Industrial Development
      Authority, Petrounited Project,
      RB (A) (B) (C)
        1.000%, 11/01/19                                 1,500            1,500
   Gulf Coast, Waste Disposal Authority,
      Armco Project, RB (A) (B) (C)
        0.900%, 12/01/08                                 1,800            1,800
   Northside, Independent School District,
      School Building Project, GO (A) (B)
        1.020%, 06/15/04                                 8,000            8,000
   Tarrant County, Multi-Family Housing
      Finance Authority, Sierra Project,
      RB (A) (B) (E)
        0.850%, 02/15/27                                 5,700            5,700
   Texas State, Multi-Family Housing
      Authority, Department of Housing
      & Community Affairs, High Point
      Project, RB (A) (B) (E)
        0.850%, 02/01/23                                 2,090            2,090
   Texas State, TRAN
        2.000%, 08/31/04                                 6,500            6,555
                                                                       ---------
                                                                         28,971
                                                                       ---------
UTAH -- 0.3%
   Utah State, Ser A, GO
        4.000%, 07/01/04                                 2,950            3,025
                                                                       ---------
VERMONT -- 1.1%
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 1, RB (A) (B) (C)
        0.950%, 06/01/22                                   635              635
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 2, RB (A) (B) (C)
        0.950%, 06/01/27                                 4,975            4,975
   Vermont State, Student Assistance
      Authority, RB (A) (B) (C)
        1.000%, 01/01/04                                 3,925            3,925
                                                                       ---------
                                                                          9,535
                                                                       ---------
WASHINGTON -- 2.1%
   Northwest Washington, Electric Revenue
      Authority, Ser A04, RB, MBIA (A) (B)
        0.920%, 07/01/18                                 4,220            4,220


--------------------------------------------------------------------------------
18                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Port Moses Lake, Public Industrial
      Authority, Basic American Foods
      Project, RB (A) (B) (C)
        0.950%, 09/01/05                               $ 4,200         $  4,200
   Seattle, Low Income Housing Authority,
      Foss Home Project, RB (A) (B)
        0.850%, 12/01/24                                 4,770            4,770
   Washington State, Housing Finance
      Commission, Panorama City Project,
      RB (A) (B) (C)
        0.950%, 01/01/27                                 1,505            1,505
   Washington State, Housing Finance
      Commission, Tacoma Art Museum Project,
      RB (A) (B) (C)
        0.850%, 06/01/32                                 4,075            4,075
                                                                       ---------
                                                                         18,770
                                                                       ---------
WEST VIRGINIA -- 0.2%
   West Virginia State, Hospital Finance
      Authority, St. Joseph's Hospital
      Project, RB (A) (B) (C)
        0.880%, 10/01/10                                 1,700            1,700
                                                                       ---------
WISCONSIN -- 5.1%
   Appleton, Industrial Development
      Authority, Valley Packaging
      Industries Project, RB (A) (B) (C)
        1.000%, 02/01/11                                   590              590
   Green Bay, Industrial Development
      Authority, Curative Rehabilitation
      Center Project, RB (A) (B) (C)
        1.000%, 07/01/13                                   645              645
   Menomonee Falls, Industrial Development
      Authority, Maysteel Project, RB (A) (B)
        1.000%, 11/01/14                                 1,900            1,900
   Milwaukee, Metropolitan Sewer District,
      Ser A, GO
        6.125%, 10/01/03                                 1,230            1,235
   Milwaukee, Redevelopment Authority,
      Blatz Apartments Project,
      Ser A, RB (A) (B)
        0.850%, 12/01/30                                 7,785            7,785
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB (A) (B) (C)
        0.900%, 07/01/21                                 1,650            1,650
   Racine, RAN
        1.450%, 12/15/03                                 3,400            3,401

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno
      College Project, RB (A) (B) (C)
        0.850%, 11/01/17                               $ 1,200         $  1,200
   Wisconsin State, Health & Educational
      Facilities Authority, Blood Center
      Project, Ser A, RB (A) (B) (C)
        0.900%, 06/01/19                                 6,985            6,985
   Wisconsin State, Health & Educational
      Facilities Authority, Gundersen
      Lutheran Project, Ser A, RB,
      FSA (A) (B)
        0.800%, 12/01/15                                 4,000            4,000
   Wisconsin State, Health & Educational
      Facilities Authority, Milwaukee
      Protestant Home Project, Ser A,
      RB (A) (B) (C)
        0.900%, 10/01/29                                 9,695            9,695
   Wisconsin State, School District
      Cash Flow Management Program, Ser B-2,
      COP
        2.000%, 10/30/03                                 5,600            5,606
                                                                       ---------
                                                                         44,692
                                                                       ---------
WYOMING -- 0.4%
   Campbell County, School District
      No. 1, TAW
        1.500%, 12/22/03                                 3,500            3,503
                                                                       ---------
MULTI-STATE -- 1.2%
   Greystone, Tax Exempt Certificate
      Trust Authority, Senior Certificate
      of Beneficial Ownership Project,
      Ser 98-1, RB (A) (B) (C)
        1.000%, 05/01/28                                 8,065            8,065
   Greystone, Tax Exempt Certificate
      Trust Authority, Senior Certificate
      of Beneficial Ownership Project,
      Ser A, COP (A) (B) (C)
        1.000%, 07/01/05                                 2,800            2,800
                                                                       ---------
                                                                         10,865
                                                                       ---------
Total Municipal Bonds
   (Cost $892,038)                                                      892,038
                                                                       ---------
Total Investments -- 100.9%
   (Cost $892,038)                                                      892,038
                                                                       ---------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        19

STATEMENT OF NET ASSETS


Tax Free Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.9)%
Payable for Investment Securities Purchased                           $  (6,554)
Income Distribution Payable                                                (218)
Investment Advisory Fees Payable                                            (28)
Management Fees Payable                                                    (279)
Shareholder Servicing Fees Payable                                          (24)
Cash Overdraft                                                           (2,823)
Other Assets and Liabilities, Net                                         2,391
                                                                      ----------
Total Other Assets & Liabilities                                         (7,535)
                                                                      ----------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 884,742,327 outstanding shares
   of beneficial interest                                               884,593
Distributions in excess of net investment income                            (52)
Accumulated net realized loss on investments                                (38)
                                                                      ----------
Total Net Assets -- 100.0%                                             $884,503
                                                                      ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                             $1.00
                                                                      ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

California Tax Exempt Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.8%
CALIFORNIA -- 97.9%
   ABAG, Financial Authority Not-For-Profit,
      Ser C, COP (A) (B) (C)
        0.800%, 10/01/27                                $  400         $    400
   Anaheim, Multi-Family Housing Authority,
      Heritage Village Apartments Project,
      Ser A, RB (A) (B)
        0.820%, 07/15/33                                   980              980
   Bay Area, Toll Authority, San Francisco
      Bay Area Project, Ser C, RB,
      AMBAC (A) (B)
        0.800%, 04/01/25                                   865              865
   California State, Economic Development
      Finance Authority, Volk Enterprises
      Project, RB (A) (B) (C)
        0.900%, 06/01/21                                   400              400
   California State, Educational
      Facilities Authority, Chapman
      University Project, RB (A) (B) (C)
        0.950%, 12/01/30                                   900              900
   California State, Health Facilities
      Financing Authority, Catholic
      Healthcare Project, Ser C, RB,
      MBIA (A) (B)
        0.900%, 07/01/20                                   600              600
   California State, Health Facilities
      Financing Authority, Scripps Memorial
      Hospital Project, Ser B, RB, MBIA (A) (B)
        0.780%, 10/01/21                                   200              200
   California State, Infrastructure &
      Economic Development Authority,
      J. Paul Getty Project, Ser B, RB (A) (B)
        1.000%, 04/01/33                                 1,000            1,000
   California State, Ser A, RAW
        2.000%, 06/16/04                                   500              504
   California Statewide, Communities
      Development Authority, Covenant
      Retirement Communities Project,
      COP (A) (B) (C)
        0.800%, 12/01/22                                   595              595
   California Statewide, Communities
      Development Authority, Motion Picture
      & Television Project, Ser A, RB
      (A) (B) (C)
        0.780%, 03/01/31                                   500              500
   Costa Mesa, Redevelopment Agency,
      Family Village Apartments Project,
      Ser A, RB (A) (B) (C)
        0.800%, 11/01/14                                   375              375
   East Side High School District, TRAN
        1.400%, 06/30/04                                 1,000            1,003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fremont, Building & Equipment Financing
      Project, COP (A) (B) (C)
        0.900%, 07/01/15                                $  700         $    700
   Fremont, Multi-Family Housing
      Authority, Mission Project,
      Ser E, RB (A) (B) (C)
        0.950%, 09/01/14                                   190              190
   Golden Prairie, Schools Financing
      Authority, Kern High School
      District Projects, RB (A) (B) (C)
        0.750%, 08/01/31                                 1,000            1,000
   Huntington Park, Public Financing
      Authority, Parking Project, Ser A,
      RB (A) (B) (C)
        1.000%, 09/01/19                                   295              295
   Long Beach, Financing Authority,
      Long Beach Museum of Art Project,
      RB (A) (B) (C)
        0.800%, 09/01/09                                 1,000            1,000
   Los Angeles, Multi-Family Housing
      Authority, Canyon Project, RB
      (A) (B) (C)
        0.840%, 12/01/10                                   500              500
   Los Angeles, Unified School District,
      Ser B12, GO, MBIA (A) (B)
        0.860%, 01/01/27                                   990              990
   Newport Beach, Hoag Memorial Hospital
      Project, Ser C, RB (A) (B)
        0.820%, 10/01/26                                 1,000            1,000
   Oakland, Liquidity Facilities Authority,
      Bay Area Government Project,
      RB (A) (B) (C)
        0.850%, 12/01/09                                    95               95
   Orange County, Apartment Development
      Authority, Hidden Hills Project,
      Ser C, RB (A) (B)
        0.750%, 11/01/09                                   700              700
   Pico Riviera, Redevelopment Agency,
      Crossroads Plaza Project,
      RB (A) (B) (C)
        0.850%, 12/01/10                                   600              600
   Riverside County, Housing Authority,
      De Anza Villas Project, RB (A) (B) (C)
        0.850%, 12/01/16                                   250              250
   Sacramento, Unified School
      District, TRAN
        2.000%, 12/17/03                                   500              501
   San Bernardino County, Housing Authority,
      Indian Knoll Apartments Project,
      Ser A, RB (A) (B)
        0.750%, 06/01/05                                   270              270


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        21

STATEMENT OF NET ASSETS


California Tax Exempt Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Bernardino County, Multi-Family
      Housing Authority, Gold West Phase
      2 Project, RB (A) (B) (C) (D)
        0.800%, 05/01/17                                $  500         $    500
   San Diego, Museum of Art Project,
      COP (A) (B) (C)
        0.950%, 09/01/30                                   600              600
   San Diego, Redevelopment Agency,
      Centre City Project, TA, MBIA
        2.500%, 09/01/03                                   435              435
   San Marcos, Industrial Development
      Authority, Amistar Project,
      RB (A) (B) (C)
        0.850%, 12/01/05                                   225              225
   Santa Clara County, Financing Lease
      Authority, VMC Facility Replacement
      Project, Ser B, RB (A) (B)
        0.800%, 11/15/25                                   800              800
   Simi Valley, Industrial & Economic
      Development Authority, Wambold
      Furniture Project, RB (A) (B) (C)
        1.050%, 12/01/14                                   150              150
   Simi Valley, Multi-Family Housing
      Authority, Lincoln Wood Ranch
      Project, RB (A) (B) (C) (D)
        0.770%, 06/01/10                                 1,100            1,100
   Stockton, Multi-Family Housing Authority,
      Mariners Pointe Association Project,
      Ser A, RB (A) (B) (C)
        0.800%, 09/01/18                                   800              800
   Three Valleys, Municipal Water District
      Authority, Miramar Water Treatment
      Plant Project, COP (A) (B) (C)
        0.850%, 11/01/14                                   700              700
   Ukiah, Unified School District,
      COP, MBIA
        3.000%, 09/01/03                                 1,000            1,000
   Westminster, Redevelopment Agency,
      Commercial Redevelopment Project No. 1,
      TA, AMBAC (A) (B)
        0.850%, 08/01/27                                   295              295
                                                                       ---------
                                                                         23,018
                                                                       ---------
MULTI-STATE -- 1.9%
   GAF, Tax Exempt Bond Grantor
      Trust, RB (A) (B) (C)
        1.500%, 10/01/12                                   440              440
                                                                       ---------
Total Municipal Bonds
   (Cost $23,458)                                                        23,458
                                                                       ---------
Total Investments -- 99.8%
   (Cost $23,458)                                                        23,458
                                                                       ---------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Income Distribution Payable                                            $     (5)
Investment Advisory Fees Payable                                             (1)
Management Fees Payable                                                     (11)
Other Assets and Liabilities, Net                                            65
                                                                       ---------
Total Other Assets & Liabilities                                             48
                                                                       ---------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 22,569,359 outstanding
   shares of beneficial interest                                         22,569
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 964,442 outstanding
   shares of beneficial interest                                            964
Accumulated net realized loss on investments                                (27)
                                                                       ---------
Total Net Assets -- 100.0%                                             $ 23,506
                                                                       =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($22,541,992 / 22,569,359 shares)                                      $1.00
                                                                       =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($963,515 / 964,442 shares)                                            $1.00
                                                                       =========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FHLMC/FNMA
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

Institutional Tax Free Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.5%
ALABAMA -- 1.0%
   Birmingham, Medical Clinic Board,
      St. Martins Project, RB
      (A) (B) (C)
        0.930%, 12/01/05                               $ 1,025       $    1,025
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB (A) (B) (C)
        0.980%, 11/01/27                                 5,000            5,000
   Lauderdale County, Public Park &
      Recreation Board, Young Men's
      Christian Project, RB (A) (B) (C)
        0.850%, 12/01/20                                 3,100            3,100
   Mobile, Industrial Development
      Pollution Control Authority,
      M & T Chemicals Project,
      RB (A) (B) (C)
        0.850%, 06/01/04                                 2,800            2,800
   Montgomery, Special Care Facilities
      Financing Authority, VHA Alabama Project,
      Ser H, RB, AMBAC (A) (B)
        0.850%, 12/01/30                                 1,000            1,000
   Russellville, Industrial Development
      Authority, Clark Pulley Industries
      Project, RB (A) (B) (C)
        1.030%, 02/01/09                                 1,675            1,675
                                                                     -----------
                                                                         14,600
                                                                     -----------
ARIZONA -- 0.9%
   Maricopa County, Industrial Development
      Authority, Arcadia Vista Apartments
      Project, Ser A, RB (A) (B) (C)
        0.950%, 09/01/27                                 5,250            5,250
   Maricopa County, Industrial Development
      Authority, Gran Victoria Housing
      Project, Ser A, RB (A) (B)
        0.850%, 04/15/30                                 4,865            4,865
   Phoenix, Industrial Development
      Authority, Valley of the Sun YMCA
      Project, RB (A) (B) (C)
        0.850%, 01/01/31                                 1,500            1,500
   Pinal County, Industrial Development
      Authority, Newmont Project,
      RB (A) (B) (C)
        0.800%, 12/01/09                                 1,100            1,100
                                                                     -----------
                                                                         12,715
                                                                     -----------
ARKANSAS -- 1.1%
   Pulaski County, Lease Purchase Project,
      Ser A, RB (A) (B) (E)
        0.930%, 03/01/07                                16,000           16,000
                                                                     -----------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CALIFORNIA -- 3.3%
   California State, Ser A, RAW
        2.000%, 06/16/04                               $32,000       $   32,225
   Orange County, Apartment Development
      Authority, Issue G, Ser 1, RB
      (A) (B) (E)
        0.770%, 11/15/28                                11,250           11,250
   Salinas, Multi-Family Housing Authority,
      Brentwood Gardens Project,
      Ser A, RB (A) (B) (E)
        0.770%, 05/15/27                                 3,480            3,480
                                                                     -----------
                                                                         46,955
                                                                     -----------
COLORADO -- 2.4%
   Arvada, Water Authority,
      RB, FSA (A) (B)
        1.100%, 11/01/20                                 2,500            2,500
   Castle Pines, North Metropolitan
      District, GO (A) (B) (C)
        0.920%, 12/01/28                                 9,045            9,045
   Colorado State, Educational &
      Cultural Facilities Authority,
      Fountain Valley School Project,
      RB (A) (B) (C)
        1.000%, 08/01/13                                 1,000            1,000
   Colorado State, Health Facilities
      Authority, Christian Living Project,
      Ser A, RB (A) (B) (C)
        0.900%, 01/01/31                                 3,415            3,415
   Denver (City & County), Multi-Family
      Housing Authority, Ogden Residences
      Project, RB (A) (B) (C)
        0.850%, 12/01/09                                 5,300            5,300
   Denver, Health & Hospital Authority,
      Ser B, RB (A) (B) (C)
        0.850%, 12/01/31                                 4,300            4,300
   NBC, Metropolitan District Authority,
      GO (A) (B) (C)
        1.550%, 12/01/30                                 1,580            1,580
   Pitkin County, Industrial Development
      Authority, Aspen Skiing Project,
      Ser A, RB (A) (B) (C)
        0.800%, 04/01/16                                 5,900            5,900
   Willow Trace, Metropolitan District,
      Ser A, GO (A) (B) (C)
        1.550%, 12/01/31                                 1,290            1,290
                                                                     -----------
                                                                         34,330
                                                                     -----------
CONNECTICUT -- 0.6%
   New Britain, BAN
        2.250%, 04/08/04                                 7,800            7,852
                                                                     -----------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        23

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DELAWARE -- 0.7%
   Delaware State, Economic Development
      Authority, Peninsula United Methodist
      Church Project, Ser B, RB (A) (B) (C)
        0.870%, 05/01/15                               $ 4,655      $     4,655
   Sussex County, Economic Development
      Authority, Route 113 Limited
      Partnership Project, RB (A) (B) (C)
        0.900%, 11/01/06                                 5,700            5,700
                                                                     -----------
                                                                         10,355
                                                                     -----------
DISTRICT OF COLUMBIA -- 0.9%
   District of Columbia, Institute of
      International Economic Issues,
      RB (A) (B) (C)
        0.850%, 06/01/25                                 2,600            2,600
   District of Columbia, Laboratory
      School Issue, RB (A) (B) (C)
        0.950%, 12/01/23                                 1,710            1,710
   District of Columbia, Multi-Family
      Housing Authority, Carmel Project,
      Ser A, RB (A) (B) (C)
        0.880%, 11/01/26                                 7,830            7,830
                                                                     -----------
                                                                         12,140
                                                                     -----------
FLORIDA -- 0.9%
   Alachua County, Industrial Development
      Authority, Oak Hall School Project,
      RB (A) (B) (C)
        0.900%, 07/01/19                                 1,280            1,280
   Florida State, Multi-Family Housing
      Authority, Country Club Project,
      Ser PP, RB (A) (B) (C)
        0.980%, 12/01/12                                 4,595            4,595
   Jacksonville, Industrial Development
      Authority, University of Florida
      Health Science Center Project,
      RB (A) (B)
        0.900%, 07/01/19                                 1,000            1,000
   Miami-Dade County, Industrial Development
      Authority, Holy Cross Academy Project,
      RB (A) (B) (C)
        0.850%, 07/01/20                                 2,395            2,395
   Orange County, Educational Facilities
      Authority, Rollins College Project,
      RB (A) (B) (C)
        0.830%, 05/01/31                                   625              625
   Pasco County, Multi-Family Housing Finance
      Authority, Carlton Arms Magnolia
      Project, RB (A) (B) (C)
        0.980%, 12/01/07                                 2,000            2,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Volusia County, Industrial Development
      Authority, APCO Project, Ser A,
      RB (A) (B) (C)
        0.950%, 02/01/30                               $   920       $      920
                                                                     -----------
                                                                         12,815
                                                                     -----------
GEORGIA -- 7.3%
   Athens, Multi-Family Housing Authority,
      Georgian Apartments Association
      Project, RB (A) (B) (C)
        1.230%, 08/01/05                                 1,400            1,400
   Atlanta, Water & Sewer Authority,
      Merlots Project, Ser A, RB (A) (B)
        0.920%, 11/01/22                                 7,545            7,545
   Bibb County, Development Authority,
      Baptist Village Project,
      RB (A) (B) (C)
        0.850%, 08/01/18                                 3,800            3,800
   Brooks County, Development Authority,
      Presbyterian Home Project,
      RB (A) (B) (C)
        0.850%, 03/01/18                                 5,000            5,000
   Cobb County, Multi-Family Housing
      Authority, Tibarron Association
      Project, Ser D, RB (A) (B) (C)
        0.980%, 10/01/06                                 8,600            8,600
   Dalton, Utilities Authority, Ser A02,
      RB, FSA (A) (B)
        0.920%, 01/01/12                                 1,490            1,490
   DeKalb County, Multi-Family Housing
      Authority, Woodhills Apartments
      Project, RB (A) (B) (C)
        0.900%, 12/01/07                                 5,700            5,700
   Downtown Athens, Development Authority,
      Georgian Apartments Association
      Project, RB (A) (B) (C)
        1.350%, 11/01/05                                 1,000            1,000
   Fulton County, Development Authority,
      Arthritis Foundation Project,
      RB (A) (B) (C)
        0.850%, 12/01/16                                 2,465            2,465
   Fulton County, Development Authority,
      Epstein School Project,
      RB (A) (B) (C)
        0.850%, 01/01/17                                 2,000            2,000
   Fulton County, Development Authority,
      Holy Innocents School Project,
      RB (A) (B) (C)
        0.850%, 02/01/18                                   900              900
   Fulton County, Development Authority,
      Morehouse School of Medicine Project,
      RB (A) (B) (C)
        0.850%, 02/01/18                                 2,400            2,400


--------------------------------------------------------------------------------
24                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Development Authority,
      Robert W. Woodruff Arts Center
      Project, RB (A) (B) (C)
        0.850%, 02/01/16                               $ 2,200       $    2,200
   Fulton County, Industrial Development
      Authority, ADP Project, RB (A) (B)
        1.050%, 09/01/12                                 2,770            2,770
   Gwinnett County, Development Authority,
      Greater Atlanta Christian School
      Project, RB (A) (B) (C)
        0.850%, 05/01/22                                 5,000            5,000
   Gwinnett County, Development Authority,
      Wesleyan School Project, RB (A) (B) (C)
        0.850%, 03/01/17                                   250              250
   Macon-Bibb County, Hospital Authority,
      Medical Center of Central Georgia
      Project, RB (A) (B) (C)
        0.850%, 08/01/18                                 1,950            1,950
   Marietta, Multi-Family Housing Authority,
      Falls at Bells Ferry Project,
      RB (A) (B) (C)
        1.350%, 01/15/09                                 7,000            7,000
   Marietta, Multi-Family Housing Authority,
      Franklin Walk Apartments Project,
      RB (A) (B) (E)
        0.850%, 01/01/32                                 4,890            4,890
   Marietta, Multi-Family Housing Authority,
      Winterset Apartments Project,
      RB (A) (B) (C)
        0.850%, 02/01/26                                 5,000            5,000
   Mercer, Private Colleges & Universities
      Authority, Mercer University Project,
      RB (A) (B) (C)
        0.920%, 10/01/32                                 2,900            2,900
   Monroe County, Industrial Development
      Authority, Baptist Village Project,
      RB (A) (B) (C)
        0.850%, 08/01/18                                 2,200            2,200
   Roswell, Multi-Family Housing Authority,
      Belcourt Project, Ser A, RB (A) (B) (C)
        1.020%, 09/01/07                                 9,000            9,000
   Thomasville, Hospital Authority,
      J.D. Archbold Project, RB (A) (B) (C)
        0.850%, 11/01/17                                11,850           11,850
        0.850%, 11/01/23                                 5,000            5,000
                                                                     -----------
                                                                        102,310
                                                                     -----------
HAWAII -- 0.3%
   Hawaii State, GO, FSA (A) (B) (C)
        0.920%, 07/01/18                                 3,905            3,905
                                                                     -----------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
IDAHO -- 0.9%
   Ammon, Urban Renewal Agency, Tax
      Increment Project, Ser A,
      TA (A) (B) (C)
        1.030%, 08/01/24                               $ 1,605      $     1,605
   Boise State, University Foundation,
      Engineering Technology Project,
      RB (A) (B) (C)
        0.900%, 08/01/08                                 1,050            1,050
   Idaho State, Health Facilities Authority,
      St. Lukes Regional Medical Center
      Project, RB (A) (B) (C)
        0.800%, 05/01/22                                 3,100            3,100
   Twin Falls, Urban Renewal Agency,
      Tax Allocation Project, Ser A,
      RB (A) (B) (C)
        1.030%, 08/01/22                                 7,275            7,275
                                                                     -----------
                                                                         13,030
                                                                     -----------
ILLINOIS -- 7.6%
   Belleville, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B) (C)
        0.900%, 12/01/08                                 1,250            1,250
   Central Lake County, Ser B18, RB,
      AMBAC (A) (B) (C)
        0.920%, 05/01/20                                 2,000            2,000
   Chicago, Water Reclamation Authority,
      GO (A) (B)
        0.910%, 12/01/09                                 2,200            2,200
   Cook County, Ser B11, GO,
      AMBAC (A) (B)
        0.920%, 11/15/25                                 3,000            3,000
   Illinois State, Development Financing
      Authority, American Academy Project,
      RB (A) (B) (C)
        1.000%, 04/01/21                                 1,900            1,900
   Illinois State, Development Financing
      Authority, Glenwood School for
      Boys Project, RB (A) (B) (C)
        0.850%, 02/01/33                                 1,200            1,200
   Illinois State, Development Financing
      Authority, Jewish Federal Metropolitan
      of Chicago Projects, RB, AMBAC (A) (B)
        0.800%, 09/01/32                                 1,100            1,100
   Illinois State, Development Financing
      Authority, Loyola Academy Project,
      Ser A, RB (A) (B) (C)
        0.900%, 10/01/27                                 3,300            3,300
   Illinois State, Development Financing
      Authority, Museum Contemporary Art
      Project, RB (A) (B) (C)
        0.900%, 02/01/29                                 2,500            2,500


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        25

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Development Financing
      Authority, Northwestern Evanston
      Project, Ser C, RB (A) (B)
        0.850%, 05/01/31                               $ 2,285       $    2,285
   Illinois State, Development Financing
      Authority, St. Providence School
      Project, RB (A) (B) (C)
        0.900%, 06/01/37                                 4,900            4,900
   Illinois State, Development Financing
      Authority, World Communications
      Project, RB (A) (B)
        0.850%, 08/01/15                                 2,900            2,900
   Illinois State, Economic Development
      Financing Authority, Clearbrook
      Project, RB (A) (B) (C)
        1.000%, 06/01/20                                 3,400            3,400
   Illinois State, Educational Facilities
      Authority, Art Institute of
      Chicago Cultural Pooled Financing
      Project, RB (A) (B) (C)
        0.850%, 03/01/28                                 4,905            4,905
   Illinois State, Educational Facilities
      Authority, Art Institute of Chicago
      Project, RB (A) (B)
        0.900%, 03/01/27                                 8,450            8,450
   Illinois State, Educational Facilities
      Authority, Concordia University River
      Project, RB (A) (B) (C)
        0.850%, 10/01/31                                 7,350            7,350
   Illinois State, Educational Facilities
      Authority, Field Museum of National
      History Project, RB (A) (B) (C)
        0.850%, 11/01/25                                 1,000            1,000
   Illinois State, Educational Facilities
      Authority, University of Chicago
      Project, Ser B, RB (A) (B)
        0.850%, 07/01/33                                 6,000            6,000
   Illinois State, Educational Facilities
      Finance Development Authority,
      Trinity International University
      Project, Ser A, RB (A) (B) (C)
        0.900%, 10/01/30                                 1,900            1,900
   Illinois State, Health Facilities
      Authority, Glenkirk Project,
      RB (A) (B) (C)
        0.900%, 02/15/21                                 1,045            1,045
   Illinois State, Health Facilities
      Authority, Riverside Health Systems
      Project, Ser B, RB (A) (B) (C)
        0.920%, 11/15/16                                 5,820            5,820
   Illinois State, Regional Transportation
      Authority, Ser A, RB, AMBAC
      Pre-Refunded @ 102 (D)
        6.250%, 06/01/04                                 1,000            1,058

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Ser 783, GO, FSA (A) (B)
        0.890%, 04/01/27                               $ 2,995       $    2,995
   Illinois State, State Sales
      Tax Project, Ser A05, RB,
      FGIC (A) (B)
        0.920%, 06/15/24                                 4,470            4,470
   Kane, Cook & DuPage Counties, TAW
        2.250%, 11/28/03                                 6,000            6,008
   Lake County, Community School
      District No. 73, Ser 329, GO,
      FGIC (A) (B)
        0.940%, 12/01/14                                 5,785            5,785
   Macon County, Industrial Development
      Authority, Decatur Family YMCA
      Project, RB (A) (B) (C)
        1.050%, 05/01/35                                 4,300            4,300
   Oak Forest, Mode-Homewood Pool
      Project, RB (A) (B) (C)
        0.830%, 07/01/24                                 3,900            3,900
   Rockford, School District No. 205, TAW
        2.780%, 10/30/03                                 4,000            4,004
   Rockford, Wesley Willows Obligation,
      RB (A) (B) (C)
        0.900%, 04/01/32                                 4,100            4,100
   Sangamon County, COP
        6.700%, 12/01/03                                 1,115            1,130
                                                                     -----------
                                                                        106,155
                                                                     -----------
INDIANA -- 11.3%
   Avon, Community Schools Project, GO
        1.950%, 12/31/03                                 7,978            7,987
   Bartholomew, Schools Project, TAN
        2.250%, 12/31/03                                16,200           16,246
   Carmel Clay, TAN
        2.250%, 12/31/03                                 9,000            9,027
   Concord, Community Schools
     Project, TAW
        1.750%, 12/31/03                                 4,190            4,195
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser A, RB (A) (B) (C)
        0.880%, 01/01/33                                 4,200            4,200
   Elkhart County, Industrial Development
      Authority, Hubbard Hill Estates
      Project, RB (A) (B) (C)
        0.850%, 11/01/21                                 2,900            2,900
   Goshen, Community Schools
      Project, TAW
        1.500%, 12/31/03                                 2,255            2,257
   Greensburg, Community Schools Project, TAN
        2.250%, 12/31/03                                 2,500            2,507
   Highland, Temporary Loan Warrants
        1.750%, 12/31/03                                 4,760            4,766


--------------------------------------------------------------------------------
26                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Huntington County, Community School
      Project, TAW
        1.750%, 12/29/03                               $ 6,000       $    6,007
   Indiana State, Educational Facilities
      Authority, Depauw University
      Project, RB (A) (B) (C)
        0.800%, 07/01/32                                 3,400            3,400
   Indiana State, Health Facilities
      Financing Authority, Ascension
      Health Credit Group Project,
      Ser A-4, RB (A) (B)
        1.150%, 11/15/36                                15,000           15,002
   Indiana State, Health Facilities
      Financing Authority, Capital
      Access Pool Program, RB (A) (B) (C)
        0.850%, 01/01/20                                 8,850            8,850
   Indiana State, Health Facilities
      Financing Authority, Capital Access
      Pool Program, Ser A, RB (A) (B) (C)
        0.850%, 04/01/12                                 3,785            3,785
   Indiana State, Health Facilities
      Financing Authority, Capital Access,
      RB (A) (B) (C)
        0.850%, 04/01/13                                   700              700
   Indiana State, Health Facilities
      Financing Authority, Hartsfield
      Village Project, Ser B, RB
      (A) (B) (C)
        0.850%, 08/15/27                                 9,900            9,900
   Indiana State, Health Facilities
      Financing Authority, Mary Sherman
      Hospital Project, RB (A) (B) (C)
        0.870%, 05/01/19                                 3,955            3,955
   Indiana State, Hospital Financing
      Authority, Ser A, RB, MBIA (A) (B)
        0.850%, 12/01/15                                 5,100            5,100
   Indiana State, Ser A, RB
        1.750%, 01/06/04                                21,500           21,552
   Indianapolis, Economic Development
      Authority, Morningside College
      Park Project, RB (A) (B) (C)
        0.880%, 08/01/22                                 5,340            5,340
   Knox, Community School Project, TAW
        1.750%, 12/31/03                                 1,500            1,501
   Lebanon, Community Schools, TAW
        1.500%, 12/31/03                                 6,450            6,457
   Merrillville, Community Schools
      Project, TAW
        1.250%, 12/31/03                                 3,000            3,002
   Tippecanoe, TAN
        2.000%, 12/30/03                                10,000           10,020
                                                                     -----------
                                                                        158,656
                                                                     -----------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 1.9%
   Algona, Industrial Development
      Authority, George A. Hormel
      Project, RB (A) (B) (C)
        1.000%, 05/01/05                               $ 2,600       $    2,600
   Cerro Gordo County, Private Schools
      Facilities, Newman Catholic Schools
      Systems Project, RB (A) (B) (C)
        0.900%, 05/01/32                                 4,100            4,100
   Council Bluffs, Pollution Control
      Authority, Iowa-Illinois Gas &
      Electric Project, RB (A) (B) (C)
        0.900%, 01/01/25                                 4,700            4,700
   Hills, Healthcare Facilities Authority,
      Mercy Hospital Project, RB (A) (B) (C)
        0.800%, 08/01/32                                 6,400            6,400
   Iowa State, Finance Authority, Carroll
      Kuemper Catholic High School
      Project, RB (A) (B) (C)
        0.850%, 06/01/28                                   500              500
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives Project,
      RB (A) (B) (C)
        0.850%, 11/01/32                                 3,100            3,100
   Iowa State, Higher Education Loan
      Authority, Des Moines Project,
      RB (A) (B) (C)
        0.850%, 10/01/33                                   400              400
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Wartburg Project, RB (A) (B) (C)
        0.850%, 03/01/30                                   220              220
   Iowa State, Private Colleges Financing
      Authority, Drake University Project,
      RB (A) (B) (C)
        0.850%, 07/01/31                                 4,800            4,800
                                                                     -----------
                                                                         26,820
                                                                     -----------
KANSAS -- 1.5%
   Kansas State, Development Finance
      Authority, Department of Administration
      Project, Ser J-2, RB (A) (B)
        0.850%, 12/01/34                                   100              100
   Lenexa, Industrial Development Authority,
      W. W. Grainger Project, RB
      Optional Put 12/15/03 @ 100
        4.500%, 12/15/08                                 1,830            1,848
   Lenexa, Multi-Family Housing Authority,
      Barrington Park Apartments Project,
      Ser A, RB (A) (B)
        0.850%, 02/01/23                                 5,700            5,700


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        27

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Merriam, Multi-Family Housing Authority,
      Pinegate Apartments Project,
      RB (A) (B) (C)
        0.930%, 12/01/26                               $ 6,565       $    6,565
   Olathe, Healthcare Facilities Authority,
      Olathe Medical Center Project,
      Ser A, RB, AMBAC (A) (B)
        0.800%, 09/01/32                                 5,700            5,700
   Prairie Village, Multi-Family Housing
      Authority, Corinth Place Apartments
      Project, RB (A) (B)
        0.850%, 11/01/30                                   700              700
                                                                     -----------
                                                                         20,613
                                                                     -----------
KENTUCKY -- 1.7%
   Covington, Industrial Building Authority,
      Atkins & Pearce Project,
      RB (A) (B) (C)
        0.930%, 04/01/05                                   955              955
   Kentucky State, Area Development
      Districts Financing Trust, Calloway
      County Fire No. 6 Project, Ser A,
      RB (A) (B) (C)
        0.950%, 12/01/32                                   580              580
   Kentucky State, Area Development
      Districts Financing Trust, Garrison
      Volunteer Fire Project, Ser A,
      RB (A) (B) (C)
        0.950%, 12/01/32                                   100              100
   Kentucky State, Association of
      Counties, TRAN
        2.000%, 06/30/04                                10,000           10,090
   Kentucky State, Rural Water
     Authority, RB
        2.250%, 11/01/03                                 9,100            9,118
   Lexington-Fayette Urban County,
      Educational Facilities Authority,
      Sayre School Project, RB (A) (B) (C)
        0.870%, 08/01/21                                 3,000            3,000
                                                                     -----------
                                                                         23,843
                                                                     -----------
LOUISIANA -- 1.0%
   Louisiana State, Public Facilities
      Authority, Ser A, RB
        3.000%, 09/23/03                                 3,905            3,908
   Louisiana State, Public Facilities
      Authority, Ser C, RB
        3.000%, 09/23/03                                 1,840            1,841
   Louisiana State, Public Facilities
      Authority, Ser E, RB
        2.750%, 10/22/03                                 3,000            3,005
   Louisiana State, Public Facilities
      Authority, Ser F, RB
        2.750%, 10/22/03                                 3,075            3,080

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB (A) (B) (C)
        1.000%, 09/01/19                               $ 2,400       $    2,400
                                                                     -----------
                                                                         14,234
                                                                     -----------
MAINE -- 0.1%
   Portland, Industrial Development
      Authority, W.W. Grainger Project,
      RB (A) (B)
        1.100%, 12/01/10                                 1,315            1,315
                                                                     -----------
MARYLAND -- 1.0%
   Frederick, GO (A) (B) (C)
        0.900%, 08/01/11                                 4,000            4,000
   Maryland State, Economic Development
      Authority, Associated Projects,
      Ser A, RB (A) (B) (C)
        0.850%, 12/01/31                                 2,000            2,000
   Maryland State, Health & Higher
      Education Facilities Authority,
      Collington Episcopal Project, Ser C, RB
      (A) (B) (C)
        0.850%, 04/01/20                                 2,900            2,900
   Maryland State, Health & Higher
      Education Facilities Authority,
      Hospital Charity Obligation Group
      Project, RB Pre-Refunded @ 100 (D)
        4.600%, 11/01/03                                 1,185            1,192
   Maryland State, Industrial Development
      Financing Authority, Baltimore
      International Culinary Project,
      RB (A) (B) (C)
        0.950%, 05/01/24                                   715              715
   Montgomery County, Economic Development
      Authority, American Gastroenterological
      Project, RB (A) (B) (C)
        0.850%, 03/01/32                                 3,560            3,560
                                                                     -----------
                                                                         14,367
                                                                     -----------
MASSACHUSETTS -- 1.1%
   Massachusetts State, Development Finance
      Agency, Fessenden School Project,
      RB (A) (B) (C)
        0.820%, 08/01/31                                   500              500
   Massachusetts State, Development Finance
      Agency, Loomis Communities Project,
      Ser B, RB (A) (B) (C)
        0.840%, 03/01/10                                 1,000            1,000


--------------------------------------------------------------------------------
28                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Phillips Academy
      Project, RB (A) (B)
        0.800%, 09/01/33                               $ 1,000       $    1,000
   Massachusetts State, Development Finance
      Agency, Draper Laboratory Issue, RB,
      MBIA (A) (B)
        0.800%, 06/01/30                                 1,000            1,000
   Massachusetts State, Development Finance
      Agency, Scandinavian Living Center
      Project, RB (A) (B) (C)
        0.920%, 11/01/28                                   185              185
   Massachusetts State, Health & Educational
      Facilities Authority, Essex Museum
      Project, RB (A) (B) (C)
        0.770%, 07/01/33                                 1,500            1,500
   Massachusetts State, Industrial Finance
      Agency, Governor Dummer Academy
      Project, RB (A) (B) (C)
        0.820%, 07/01/26                                   250              250
   Massachusetts State, Industrial Finance
      Agency, Showa Womens Institute Project,
      RB (A) (B) (C)
        0.850%, 03/15/04                                   700              700
   Massachusetts State, Merlots Project,
      Ser A63, GO, FGIC (A) (B)
        0.880%, 01/01/22                                 5,785            5,785
   Mattapoisett, BAN
        1.800%, 04/29/04                                 3,000            3,013
                                                                     -----------
                                                                         14,933
                                                                     -----------
MICHIGAN -- 2.4%
   Birmingham, Economic Development
      Authority, Brown Street Project,
      RB (A) (B) (C)
        1.150%, 12/01/18                                 1,040            1,040
   Detroit, Water Supply System Authority,
      Ser D, RB, MBIA (A) (B)
        0.850%, 07/01/33                                 3,200            3,200
   Farmington Hills, Economic Development
      Authority, Brookfield Building
      Association Project, RB (A) (B) (C)
        0.900%, 11/01/10                                 1,655            1,655
   Hartland, School District, GO
        1.500%, 08/25/04                                 3,000            3,010
   Michigan State, GO
        1.500%, 09/30/03                                10,125           10,129
   Michigan State, Housing Development
      Authority, Harbortown Project,
      RB (A) (B) (C)
        0.975%, 06/01/04                                 1,900            1,900

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Housing Development
      Authority, Not-For-Profit Housing
      Project, RB (A) (B) (C)
        0.900%, 06/01/25                               $ 1,000       $    1,000
   Michigan State, Job Development
      Authority, Kentwood Residence
      Project, RB (A) (B) (C)
        0.930%, 11/01/14                                 2,400            2,400
   Michigan State, Municipal Bond
      Authority, School Loan Project, RB
        5.000%, 12/01/03                                 2,000            2,019
   Michigan State, Northern Michigan
      University Project, RB, FGIC (A) (B)
        0.800%, 06/01/31                                 1,300            1,300
   Michigan State, Strategic Fund,
      Pilgrim Manor Project, RB (A) (B) (C)
        1.000%, 05/01/20                                 3,700            3,700
   Michigan State, Strategic Fund,
      Van Andel Research Institute Project,
      RB (A) (B) (C)
        0.850%, 11/01/27                                   200              200
   Northville Township, Economic Development
      Authority, Thrifty Northville
      Project, RB (A) (B) (C)
        0.975%, 05/01/14                                 1,500            1,500
                                                                     -----------
                                                                         33,053
                                                                     -----------
MINNESOTA -- 2.8%
   Arden Hills, Housing & Health Authority,
      Presbyterian Homes Project,
      Ser A, RB (A) (B) (C)
        0.850%, 09/01/29                                 5,000            5,000
   Bloomington, Commercial Development
      Authority, ATS II Project,
      RB (A) (B) (C)
        1.840%, 03/01/12                                 2,610            2,610
   Brooklyn, Center Development Authority,
      Brookdale Office Park Project,
      RB (A) (B) (C)
        0.950%, 12/01/14                                 2,715            2,715
   Brooklyn, Center Development Authority,
      Brookdale Project,
      RB (A) (B) (C)
        0.850%, 12/01/14                                 2,100            2,100
   Duluth, Economic Development Authority,
      Miller-Dwan Medical Center Project,
      RB (A) (B) (C)
        0.850%, 06/01/19                                   700              700
   Mankato, Bethany Lutheran College Project,
      Ser B, RB (A) (B) (C)
        0.850%, 11/01/15                                 1,300            1,300
   Mankato, Mankato Area Family YMCA
      Project, RB (A) (B) (C)
        0.900%, 05/01/06                                   800              800

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        29

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Minneapolis, Housing Authority, Symphony
      Place Project, RB (A) (B) (E)
        0.850%, 12/01/14                               $ 9,210       $    9,210
   Minneapolis, Minnehaha Academy Project,
      RB (A) (B) (C)
        0.900%, 05/01/26                                   800              800
   Minnesota State, Higher Education
      Facilities Authority, Olaf College
      Project, Ser 5-M2, RB (A) (B) (C)
        0.800%, 10/01/20                                   100              100
   Minnesota State, Higher Education Facilities
      Authority, Olaf College Project,
      Ser 5-M1, RB (A) (B) (C)
        0.800%, 10/01/32                                 1,170            1,170
   Minnesota, School District Taxes &
      Assistance, Ser A, COP
        1.750%, 08/27/04                                10,000           10,078
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB (A) (B) (C)
        0.850%, 10/01/29                                 1,790            1,790
   Roseville, Multi-Family Housing
      Authority, Rosepointe II Project,
      RB (A) (B) (C)
        0.950%, 09/01/27                                 1,415            1,415
                                                                     -----------
                                                                         39,788
                                                                     -----------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial Development
      Authority, Eastern Heidelberg Project,
      Ser A, RB (A) (B) (C)
        1.150%, 10/01/17                                 2,500            2,500

MISSOURI -- 4.9%
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B) (C)
        0.980%, 01/01/09                                 2,900            2,900
   Kansas City, Industrial Development
      Authority, Ewing Marion Kaufman
      Foundation Project, RB (A) (B)
        0.800%, 04/01/27                                   700              700
   Kansas City, Industrial Development
      Authority, Springs Apartment Project,
      RB (A) (B)
        1.000%, 09/01/25                                 2,350            2,350
   Missouri State, Health & Educational
      Facilities Authority, Christian
      Brothers Project, Ser A, RB (A) (B) (C)
        0.850%, 10/01/32                                 1,100            1,100

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
      Facilities Authority, Drury College
      Project, RB (A) (B) (C)
        0.850%, 08/15/24                               $ 1,745       $    1,745
   Missouri State, Health & Educational
      Facilities Authority, Drury
      University Project, RB (A) (B) (C)
        0.850%, 08/15/28                                 2,800            2,800
   Missouri State, Health & Educational
      Facilities Authority, Lutheran
      Senior Services Project, RB (A) (B) (C)
        0.900%, 02/01/31                                 5,000            5,000
   Missouri State, Health & Educational
      Facilities Authority, Park Hill
      Project, Ser M, RB
        2.250%, 10/24/03                                10,000           10,009
   Missouri State, Health & Educational
      Facilities Authority, Pembroke Hill
      School Project, RB (A) (B) (C)
        0.970%, 07/01/26                                 6,015            6,015
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB (A) (B)
        0.850%, 07/01/32                                 2,685            2,685
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, Ser B, RB (A) (B)
        0.850%, 10/01/24                                 1,200            1,200
   Missouri State, Health & Educational
      Facilities Authority, Washington
      University Project, Ser B, RB (A) (B)
        0.850%, 02/15/33                                 3,000            3,000
   Missouri State, Public Buildings
      Authority, Ser B38, RB (A) (B)
        0.920%, 10/15/27                                 8,000            8,000
   Missouri State, Public Utilities
      Commission, RB
        2.500%, 11/01/03                                 5,500            5,508
   St.  Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB (A) (B)
        0.930%, 12/01/27                                11,300           11,300
   St.  Louis, Industrial Development
      Authority, Schnuck Markets Kirkwood
      Project, RB (A) (B) (C)
        0.900%, 12/01/15                                 4,350            4,350
                                                                     -----------
                                                                         68,662
                                                                     -----------
MONTANA -- 0.7%
   Montana State, Health Facilities
      Authority, Healthcare Pooled Loan
      Program, Ser A, RB, FGIC (A) (B)
        0.850%, 12/01/15                                 5,000            5,000



--------------------------------------------------------------------------------
30                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Montana State, Investment Board,
      Municipal Finance Construction
      Project, RB
        1.350%, 03/01/04                               $ 4,700      $     4,705
                                                                     -----------
                                                                          9,705
                                                                     -----------
NEBRASKA -- 1.1%
   Lancaster County, Hospital Authority,
      Bryan Leigh Medical Center Project,
      RB, AMBAC (A) (B)
        0.800%, 06/01/18                                 7,100            7,100
   Lincoln, Electric Systems Authority,
      Ser B01, RB (A) (B)
        0.920%, 09/01/20                                 5,990            5,990
   Nebraska State, Educational Finance
      Authority, Creighton University
      Project, RB (A) (B) (C)
        0.800%, 08/01/31                                 2,200            2,200
                                                                     -----------
                                                                         15,290
                                                                     -----------
NEW JERSEY -- 1.1%
   Camden County, Improvements Authority,
      Harvest Village Project,
      Ser A, RB (A) (B) (C)
        0.800%, 07/01/29                                 3,550            3,550
   New Jersey State, Economic Development
      Authority, Keswick Pines Project,
      RB Pre-Refunded @ 102.5 (D)
        8.750%, 01/01/04                                 9,325            9,791
   New Jersey State, Economic Development
      Authority, Urban Renewal Project,
      RB (A) (B) (C)
        1.300%, 04/01/19                                 2,000            2,000
                                                                     -----------
                                                                         15,341
                                                                     -----------
NEW MEXICO -- 1.0%
   Albuquerque, Healthcare Authority,
      Lovelace Respiratory Project,
      Ser A, RB (A) (B) (C)
        0.900%, 09/01/25                                 7,875            7,875
   Albuquerque, Metropolitan Redevelopment
      Authority, Springer Square Project,
       RB (A) (B) (C)
        1.350%, 11/01/17                                 3,000            3,000
   Sandoval County, BAN
        2.000%, 05/01/04                                 3,000            3,017
                                                                     -----------
                                                                         13,892
                                                                     -----------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 3.6%
   Albany, Industrial Development
      Agency, State University Project,
      Ser A, RB (A) (B)
        0.900%, 07/01/32                               $ 1,800       $    1,800
   Long Island, Power Authority, Ser B, RB
        3.000%, 06/01/04                                13,190           13,366
   New York City, Municipal Water
      Financing Authority, Fiscal Year
      2003 Project, Sub-Ser C-1, RB (A) (B)
        0.750%, 06/15/18                                15,200           15,200
   New York City, Municipal Water
      Financing Authority, Ser F-1,
      RB (A) (B)
        0.750%, 06/15/33                                18,250           18,250
   Ulster County, BAN
        1.750%, 06/11/04                                 1,550            1,559
                                                                     -----------
                                                                         50,175
                                                                     -----------
NORTH CAROLINA -- 1.2%
   Granville County, Industrial Facilities
      & Pollution Control Authority,
      Lenox Project, RB (A) (B)
        1.010%, 08/01/14                                 4,000            4,000
   North Carolina State, Medical Care
      Community Healthcare Facilities
      Authority, Lutheran Services for the
      Aging Project, RB (A) (B) (C)
        0.900%, 03/01/28                                 2,200            2,200
   North Carolina State, Medical Care
      Community Healthcare Facilities
      Authority, Pooled Equipment Financing
      Project, RB, MBIA (A) (B)
        0.800%, 12/01/25                                10,000           10,000
                                                                     -----------
                                                                         16,200
                                                                     -----------
OHIO -- 2.6%
   Athens County, Port Authority,
      Housing for Ohio Project,
      RB (A) (B) (C)
        0.870%, 06/01/32                                10,945           10,945
   Columbus & Franklin Counties, BAN
        1.500%, 03/25/04                                 2,000            2,005
   Hamilton County, Healthcare Authority,
      Sisters of Charity Senior Care Center
      Project, RB (A) (B) (C)
        0.900%, 08/01/27                                 4,250            4,250
   Kettering, City School District, BAN
        2.000%, 01/16/04                                 3,000            3,009
   Montgomery County, Miami Valley
      Hospital Project, Ser A, RB (A) (B)
        0.800%, 11/15/22                                 2,600            2,600


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        31

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, Building Authority,
      Adult Correctional Facilities Project,
      Ser A, RB
        5.000%, 10/01/03                               $ 5,000      $     5,014
   Ohio State, Higher Education Facilities
      Authority, Kenyon College Project,
      RB (A) (B)
        0.900%, 08/01/33                                 6,350            6,350
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB (A) (B) (C)
        1.350%, 09/01/15                                 1,075            1,075
        1.300%, 09/15/16                                 1,315            1,315
                                                                     -----------
                                                                         36,563
                                                                     -----------
OKLAHOMA -- 3.2%
   Oklahoma County, Finance Authority,
      Housing Preservation Project,
      RB (A) (B)
        1.240%, 01/01/33                                10,000           10,000
   Oklahoma State, Industrial Authority,
      Integris Baptist Church Project,
      Ser B, RB, MBIA (A) (B)
        0.800%, 08/15/29                                 2,825            2,825
   Tulsa, Industrial Development Authority,
      County Housing Funding Project,
      RB (A) (B)
        1.240%, 10/01/32                                31,400           31,400
                                                                     -----------
                                                                         44,225
                                                                     -----------
OREGON -- 0.5%
   Hillsboro, Graduate Center Project,
      RB (A) (B) (C)
        0.900%, 06/01/09                                 2,100            2,100
   Hillsboro, Graduate Institute Project,
      RB (A) (B) (C)
        0.900%, 08/01/11                                 2,750            2,750
   Multnomah County, Higher Education
      Authority, Concordia University
      Portland Project, RB (A) (B) (C)
        0.850%, 12/01/29                                 1,600            1,600
   Oregon State, Health, Housing,
      Educational & Cultural Authorities,
      Saint Vincent De Paul Project, Ser A,
      RB (A) (B) (C)
        0.930%, 03/01/19                                 1,125            1,125
                                                                     -----------
                                                                          7,575
                                                                     -----------
PENNSYLVANIA -- 6.4%
   Allegheny County, Hospital Development
      Authority, UPMC Senior Living
      Project, RB (A) (B) (E)
        0.830%, 07/15/28                                 2,500            2,500

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial Development
      Authority, Pittsburgh Theological
      Society Project, RB (A) (B) (C)
        1.050%, 08/01/31                               $ 3,500       $    3,500
   Berks County, Industrial Development
      Authority, Kutztown University
      Foundation Project, RB (A) (B) (C)
        0.850%, 01/01/27                                 1,000            1,000
   Bucks County, Industrial Development
      Authority, Pennswood Village Project,
      Ser B, RB (A) (B) (C)
        0.870%, 10/01/34                                 2,000            2,000
   Chartiers Valley, Industrial & Commercial
      Development Authority, Asbury Place
      Project, Ser A, RB (A) (B) (C)
        0.900%, 12/01/26                                 2,570            2,570
   Crawford County, TAN
        2.125%, 12/31/03                                 2,000            2,004
   Cumberland County, Municipal
      Authority, Dickinson College
      Project, Ser B, RB (A) (B) (C)
        1.800%, 11/01/26                                 6,000            6,000
   Cumberland County, Municipal
      Authority, Wesley Affiliated
      Services Project, Ser C,
      RB (A) (B) (C)
        0.850%, 01/01/37                                 9,100            9,100
   Delaware County, Hospital Authority,
      Crozer-Chester Medical Center
      Project, RB (A) (B) (C)
        0.850%, 12/15/31                                 5,150            5,150
   Gettysburg, Industrial Development
      Authority, Brethren Home Community
      Project, Ser A, RB (A) (B) (C)
        0.850%, 06/01/24                                 1,245            1,245
   Hazleton, Industrial Development
      Authority, MMI Preparatory School
      Project, RB (A) (B) (C)
        0.900%, 10/01/24                                 1,700            1,700
   Lancaster County, Hospital Authority,
      Masonic Homes Project, RB, AMBAC (A) (B)
        0.850%, 07/01/34                                 7,470            7,470
   Lancaster, Higher Education Authority,
      Franklin & Marshall College Project,
      RB (A) (B)
        0.920%, 04/15/27                                 5,465            5,465
   Lehigh County, General Purpose Authority,
      Phoebe-Devitt Homes Project,
      Ser B, RB (A) (B) (C)
        0.850%, 05/15/21                                   965              965


--------------------------------------------------------------------------------
32                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Montgomery County, Redevelopment
      Authority, Brookside Manor Apartments
      Project, Ser A, RB (A) (B) (E)
        0.800%, 08/15/31                               $ 2,900      $     2,900
   Pennsylvania State, Economic Development
      Financing Authority, Philadelphia
      Area Project, Ser J-3, RB (A) (B) (C)
        0.880%, 11/01/30                                 5,700            5,700
   Pennsylvania State, Economic Development
      Financing Authority, Philadelphia
      Area Project, Ser J-4, RB (A) (B) (C)
        0.900%, 11/01/30                                 6,900            6,900
   Pennsylvania State, Higher Educational
      Facilities Authority, Association
      of Independent Colleges Project,
      Ser I3, RB (A) (B) (C)
        1.800%, 11/01/03                                 4,000            4,000
   Pennsylvania State, Ser A07, GO,
      FGIC (A) (B)
        0.920%, 02/01/14                                 1,990            1,990
   Philadelphia, Industrial Development
      Authority, Inglis House Project,
      RB (A) (B)
        1.850%, 05/01/17                                 9,000            9,000
   Philadelphia, TRAN
        2.000%, 06/30/04                                 1,000            1,009
   South Fork, Hospital Authority,
      Lee Hospital Project, Ser B,
      RB (A) (B) (C)
        0.950%, 07/01/23                                 1,760            1,760
   Temple University, University
      Funding Obligation, RB
        1.200%, 05/04/04                                 6,000            6,000
                                                                     -----------
                                                                         89,928
                                                                     -----------
RHODE ISLAND -- 0.0%
   Rhode Island State, Convention
      Center Project, Ser A, RB, MBIA (A) (B)
        0.850%, 05/15/27                                   100              100
                                                                     -----------
SOUTH CAROLINA -- 0.5%
   South Carolina State, Housing Finance
      & Development Authority, Greenville
      Housing Project, Ser A,
      RB (A) (B) (E)
        0.850%, 08/01/31                                 3,245            3,245
   University of South Carolina, Athletic
      Facilities Authority, BAN
        2.000%, 03/19/04                                 4,000            4,019
                                                                     -----------
                                                                          7,264
                                                                     -----------
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.0%
   South Dakota State, Health & Educational
      Facilities Authority, Rapid City
      Regional Hospital Project, RB,
      MBIA (A) (B)
        0.800%, 09/01/27                               $   400       $      400
                                                                     -----------
TENNESSEE -- 2.1%
   Blount County, Public Building Authority,
      Tennessee Library Project,
      RB (A) (B) (C)
        0.850%, 12/01/15                                 3,700            3,700
   Chattanooga, Health & Education
      Facilities Board, McCallie School
      Project, RB (A) (B) (C)
        0.850%, 12/01/23                                 2,000            2,000
   Knox County, Health, Educational &
      Housing Facilities Authority,
      Child & Family Services Project,
      RB (A) (B) (C)
        0.850%, 07/01/14                                 1,150            1,150
   Knox County, Health, Educational &
      Housing Facilities Authority,
      Webb School Project, RB (A) (B) (C)
        0.850%, 03/01/19                                 1,000            1,000
   Memphis-Shelby County, Industrial
      Development Board, University of
      Tennessee Medical Group Project,
      RB (A) (B) (C)
        0.910%, 03/01/24                                 9,100            9,100
   Metropolitan Nashville & Davidson
      Counties, Water & Sewer Authority,
      Putters Project, Ser 334, RB,
      FSA (A) (B)
        0.910%, 01/01/14                                 2,835            2,835
   Sevier County, Public Building
      Authority, Local Government Public
      Improvements Project,
      RB, AMBAC (A) (B)
        0.820%, 06/01/24                                 6,485            6,485
   Shelby County, Health, Educational
      & Housing Facilities Authority,
      St. Peter Villa Project, RB (A) (B) (C)
        1.080%, 11/01/22                                 2,800            2,800
                                                                     -----------
                                                                         29,070
                                                                     -----------
TEXAS -- 3.3%
   Garland, Healthcare Facilities
      Development Authority, Chambrel
      Club Hill Project, RB (A) (B) (E)
        0.850%, 11/15/32                                 2,700            2,700
   Gulf Coast, Waste Disposal Authority,
      Armco Project, RB (A) (B) (C)
        0.900%, 12/01/08                                 6,350            6,350


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        33

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Hockley County, Industrial Development
      Authority, Amoco Project, RB (A) (B)
        1.100%, 03/01/14                               $ 7,225       $    7,225
   Lewisville, Castle Hills Project,
      RB Pre-Refunded @ 100 (D)
        4.950%, 11/01/03                                 2,045            2,058
   San Antonio, Electric & Gas Authority,
      RB (A) (B)
        0.900%, 02/01/33                                 8,000            8,000
   Texas State, Municipal Power Agency,
      RB (A) (B)
        0.980%, 09/01/17                                 8,975            8,975
   Texas State, TRAN
        2.000%, 08/31/04                                10,500           10,588
                                                                     -----------
                                                                         45,896
                                                                     -----------
UTAH -- 1.9%
   Alpine, School District, GO
        5.125%, 03/15/04                                 1,525            1,559
   Salt Lake City, Industrial Development
      Authority, Parkview Plaza Association
      Project, RB (A) (B) (C)
        0.900%, 12/01/14                                 3,800            3,800
   St. George, Industrial Development
      Authority, Bluff Cove Project,
      RB (A) (B) (C)
        0.920%, 08/01/11                                 2,915            2,915
   Utah State, Intermountain Power Agency,
      Merlots Project, Ser A59, RB,
      MBIA (A) (B)
        0.920%, 07/01/10                                 7,215            7,215
   Weber County, Multi-Family Housing
      Authority, Cherry Creek Apartments
      Project, RB (A) (B) (C)
        0.920%, 11/01/18                                 2,630            2,630
   West Valley City, Industrial Development
      Authority, Johnson Matthey Project,
      RB (A) (B) (C)
        0.850%, 12/01/11                                 8,550            8,550
                                                                     -----------
                                                                         26,669
                                                                     -----------
VERMONT -- 1.3%
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 1, RB (A) (B) (C)
        0.950%, 06/01/22                                 3,800            3,800
   Vermont State, Educational & Health
      Buildings Financing Authority, Capital
      Asset Financing Project,
      Ser 2, RB (A) (B) (C)
        0.950%, 06/01/27                                 4,360            4,360

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Copley Hospital Project, Ser A,
      RB (A) (B) (C)
        0.870%, 10/01/30                               $ 4,360       $    4,360
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Northeastern Vermont Regional Hospital
      Project, Ser A, RB (A) (B) (C)
        0.870%, 10/01/25                                 3,115            3,115
   Vermont State, Student Assistance
      Authority, RB (A) (B) (C)
        1.000%, 01/01/04                                 1,940            1,940
                                                                     -----------
                                                                         17,575
                                                                     -----------
VIRGINIA -- 0.8%
   Harrisonburg, Redevelopment & Housing
      Authority, Stoney Ridge Project,
      RB (A) (B) (E)
        0.850%, 08/01/32                                 2,300            2,300
   Roanoke, Industrial Development
      Authority, Carilion Health Systems
      Project, Ser B, RB (A) (B)
        0.800%, 07/01/27                                 4,100            4,100
   Virginia State, Water & Sewer Resource
      Authority, Henrico County Project,
      RB (A) (B)
        0.850%, 10/01/28                                 4,900            4,900
                                                                     -----------
                                                                         11,300
                                                                     -----------
WASHINGTON -- 2.3%
   Northwest Washington, Electrical
      Revenue Authority, Ser C,
      RB, FSA (A) (B)
        0.955%, 01/01/10                                 5,247            5,247
   Port Townsend, Industrial Development
      Authority, Port Townsend Paper
      Project, RB (A) (B) (C)
        0.950%, 03/01/09                                 7,200            7,200
   Washington State, GO, FGIC (A) (B)
        0.940%, 07/01/19                                 5,170            5,170
   Washington State, Housing Finance
      Commission, Christa Project,
      Ser B, RB (A) (B) (C)
        0.900%, 07/01/11                                 2,315            2,315
   Washington State, Housing Finance
      Commission, Panorama City Project,
      RB (A) (B) (C)
        0.950%, 01/01/27                                 3,595            3,595


--------------------------------------------------------------------------------
34                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Housing Finance
      Commission, Pioneer Human Services
      Program, RB (A) (B) (C)
        0.880%, 07/01/11                               $ 1,075       $    1,075
   Washington State, Housing Finance
      Commission, Tacoma Art Museum Project,
      RB (A) (B) (C)
        0.850%, 06/01/32                                   900              900
   Washington State, Housing Finance
      Commission, Vincent Depaul Project,
      Ser A, RB (A) (B) (C)
        0.850%, 02/01/30                                 3,850            3,850
   Washington State, Ser A11, GO,
      MBIA (A) (B)
        0.920%, 06/01/17                                 2,790            2,790
                                                                     -----------
                                                                         32,142
                                                                     -----------
WEST VIRGINIA -- 1.3%
   Charleston, Building Commission Parking
      Facilities Authority, Charleston Town
      Center Parking Project, Ser
      A, RB (A) (B) (C)
        0.950%, 12/01/16                                10,930           10,930
   Parkersburg, Industrial Development
      Authority, B-H Associates Project,
      RB (A) (B)
        1.230%, 10/01/14                                 3,500            3,500
   Putnam County, Industrial Development
      Authority, FMC Project, RB (A) (B) (C)
        0.950%, 10/01/11                                 3,400            3,400
                                                                     -----------
                                                                         17,830
                                                                     -----------
WISCONSIN -- 4.1%
   Fond Du Lac, BAN
        1.800%, 04/30/04                                 2,945            2,959
   Menomonee Falls, Industrial Development
      Authority, Maysteel Project, RB (A) (B)
        1.000%, 11/01/14                                 3,000            3,000
   Menomonie, Area School District, TRAN
        1.540%, 09/04/03                                 4,400            4,400
   Milwaukee, Area Technical College
      Project, Ser A, GO
        4.875%, 12/01/03                                 1,555            1,570
   Watertown, Ser A, BAN
        1.500%, 03/24/04                                 1,950            1,952
   West Allis, State Fair Park Exposition,
      RB (A) (B) (C)
        0.900%, 08/01/28                                 6,295            6,295

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno College
      Project, RB (A) (B) (C)
        0.850%, 11/01/17                               $ 1,900       $    1,900
   Wisconsin State, Health & Educational
      Facilities Authority, Gundersen
      Lutheran Project, Ser A, RB,
      FSA (A) (B)
        0.800%, 12/01/15                                 2,600            2,600
   Wisconsin State, Health & Educational
      Facilities Authority, Gundersen
      Lutheran Project, Ser B, RB,
      FSA (A) (B)
        0.800%, 12/01/29                                 1,900            1,900
   Wisconsin State, Health & Educational
      Facilities Authority, Madison Family
      Medicine Project, RB (A) (B) (C)
        1.000%, 05/01/21                                 5,150            5,150
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter
      Hospital Project, RB (A) (B) (C)
        0.850%, 12/01/32                                 3,000            3,000
   Wisconsin State, Health & Educational
      Facilities Authority, Newcastle Place
      Project, Ser B, RB (A) (B) (C)
        0.900%, 12/01/31                                10,800           10,800
   Wisconsin State, Health & Educational
      Facilities Authority, Riverview Hospital
      Association Project, RB (A) (B) (C)
        0.850%, 10/01/30                                 1,900            1,900
   Wisconsin State, School District Cash
      Flow Management Program,
      Ser B-1, COP
        2.000%, 10/30/03                                10,000           10,011
                                                                     -----------
                                                                         57,437
                                                                     -----------
WYOMING -- 0.2%
   Campbell County, School District
      No. 1, TAW
        1.500%, 12/22/03                                 3,500            3,503
                                                                     -----------
MULTI-STATE -- 2.5%
   GAF, Tax Exempt Bond Grantor Trust,
      RB (A) (B) (C)
        1.800%, 10/01/12                                 7,000            7,000
   Greystone, Tax Exempt Certificate
      Trust Authority, Senior Certificate
      of Beneficial Ownership Project,
      Ser 98-1, RB (A) (B) (C)
        1.000%, 05/01/28                                13,165           13,165


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        35

STATEMENT OF NET ASSETS


Institutional Tax Free Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Greystone, Tax Exempt Certificate Trust
      Authority, Senior Certificate of
      Beneficial Ownership Project,
      Ser 98-2, RB (A) (B) (C)
        1.000%, 12/10/14                               $11,525       $   11,525
   Greystone, Tax Exempt Certificate
      Trust Authority, Senior Certificate
      of Beneficial Ownership Project,
      Ser A, COP (A) (B) (C)
        1.000%, 07/01/05                                 2,700            2,700
   Northwestern Mutual Life Insurance,
      RB (A) (B) (C)
        7.602%, 02/01/09                                   192              193
                                                                     -----------
                                                                          34,583
                                                                     -----------
Total Municipal Bonds
   (Cost $1,394,609)                                                  1,394,609
                                                                     -----------
Total Investments -- 99.5%
   (Cost $1,394,609)                                                  1,394,609
                                                                     -----------

OTHER ASSETS AND LIABILITIES -- 0.5%
Payable for Investment Securities Purchased                             (10,588)
Income Distribution Payable                                                (459)
Investment Advisory Fees Payable                                            (44)
Management Fees Payable                                                    (339)
Shareholder Servicing Fees Payable                                          (77)
Other Assets and Liabilities, Net                                        17,961
                                                                     -----------
Total Other Assets & Liabilities                                          6,454
                                                                     -----------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 1,112,401,412 outstanding shares
   of beneficial interest                                            $1,112,227
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 251,826,881 outstanding shares
   of beneficial interest                                               251,826
Paid-In-Capital Class C
   (unlimited authorization -- no par value)
   based on 37,057,821 outstanding shares
   of beneficial interest                                                37,058
Distributions in excess of net investment income                             (4)
Accumulated net realized loss on investments                                (44)
                                                                     -----------
Total Net Assets -- 100.0%                                           $1,401,063
                                                                     ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,112,174,844 / 1,112,401,412 shares)                                $1.00
                                                                     ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($251,836,248 / 251,826,881 shares)                                    $1.00
                                                                     ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($37,052,220 / 37,057,821 shares)                                      $1.00
                                                                     ===========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

Massachusetts Tax Free Money Market Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
MASSACHUSETTS -- 97.4%
   Falls River, BAN
        1.500%, 02/05/04                                $2,200          $ 2,203
   Lynn, Water & Sewer Commission,
     Ser A, BAN
        3.000%, 11/15/03                                 1,155            1,159
   Massachusetts State, Development Finance
      Agency, Belmont Day School Project,
      RB (A) (B) (C)
        0.850%, 07/01/31                                 3,000            3,000
   Massachusetts State, Development Finance
      Agency, Draper Laboratory Issue,
      RB, MBIA (A) (B)
        0.800%, 06/01/30                                 2,500            2,500
   Massachusetts State, Development Finance
      Agency, Fessenden School Project,
      RB (A) (B) (C)
        0.820%, 08/01/31                                 2,700            2,700
   Massachusetts State, Development Finance
      Agency, Loomis Communities Project, Ser B,
      RB (A) (B) (C)
        0.840%, 03/01/10                                 2,000            2,000
   Massachusetts State, Development Finance
      Agency, Marino Foundation Project,
      RB (A) (B) (C)
        0.850%, 07/01/21                                 2,100            2,100
   Massachusetts State, Development Finance
      Agency, Meadowbrook School Issue,
      RB (A) (B) (C)
        0.810%, 08/01/30                                   800              800
   Massachusetts State, Development Finance
      Agency, Ocean Spray Cranberries
      Project, RB (A) (B) (C)
        0.810%, 10/15/11                                 1,800            1,800
   Massachusetts State, Development Finance
      Agency, Phillips Academy Project,
      RB (A) (B)
        0.800%, 09/01/33                                 1,300            1,300
   Massachusetts State, Development Finance
      Agency, Scandinavian Living
      Center Project, RB (A) (B) (C)
        0.920%, 11/01/28                                 3,115            3,115
   Massachusetts State, Development Finance
      Agency, Smith College Project,
      RB (A) (B)
        0.800%, 07/01/29                                 1,600            1,600
   Massachusetts State, Development Finance
      Agency, Wentworth Institute Project,
      RB, AMBAC (A) (B)
        0.850%, 10/01/30                                 1,000            1,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Federal Highway
      Authority, RB (A) (B)
        0.810%, 06/15/09                                $2,500          $ 2,500
   Massachusetts State, Health & Educational
      Facilities Authority, Berklee College
      of Music Project, Ser D,
      RB, MBIA (A) (B)
        0.720%, 10/01/27                                 2,000            2,000
   Massachusetts State, Health & Educational
      Facilities Authority, Capital Assets
      Program, Ser E, RB (A) (B) (C)
        0.850%, 01/01/35                                 1,900            1,900
   Massachusetts State, Health & Educational
      Facilities Authority, Emmanuel
      College Project, RB (A) (B) (C)
        0.800%, 07/01/33                                 3,000            3,000
   Massachusetts State, Health & Educational
      Facilities Authority, Essex Museum
      Project, RB (A) (B) (C)
        0.770%, 07/01/33                                 2,000            2,000
   Massachusetts State, Health & Educational
      Facilities Authority, Falmouth Assisted
      Living Project, Ser A,
      RB (A) (B) (C)
        0.800%, 11/01/26                                 1,800            1,800
   Massachusetts State, Health & Educational
      Facilities Authority, Harvard
      University Project, Ser BB, RB (A) (B)
        0.750%, 02/01/34                                 1,500            1,500
   Massachusetts State, Health & Educational
      Facilities Authority, St. Ann's
      Home Project, Ser A, RB (A) (B) (C)
        1.150%, 03/01/22                                 1,480            1,480
   Massachusetts State, Health & Educational
      Facilities Authority, University
      of Massachusetts Project, Ser A,
      RB (A) (B) (C)
        0.730%, 11/01/30                                 2,000            2,000
   Massachusetts State, Health & Educational
      Facilities Authority, Williams
      College Issue, Ser E, RB (A) (B)
        0.750%, 08/01/14                                 1,950            1,950
   Massachusetts State, Housing Finance
      Authority, Multi-Family Housing
      Project, Ser A, RB (A) (B) (E)
        0.800%, 01/15/10                                 2,725            2,725


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        37

STATEMENT OF NET ASSETS


Massachusetts Tax Free Money Market Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Industrial Finance
      Agency, Goddard House Project,
      Ser 1995, RB (A) (B) (C)
        0.850%, 11/01/25                                $1,915          $ 1,915
   Massachusetts State, Industrial
      Finance Agency, Showa Womens
      Institute Project, RB (A) (B) (C)
        0.850%, 03/15/04                                 2,200            2,200
   Massachusetts State, Industrial
      Finance Agency, Vinfen Issue,
      RB Pre-Refunded @ 102 (D)
        7.100%, 11/15/03                                 1,790            1,847
   Massachusetts State, Merlots Project,
      Ser A63, GO, FGIC (A) (B)
        0.880%, 01/01/22                                   995              995
   Massachusetts State, Ser A, GO
        5.000%, 01/01/04                                 1,500            1,519
   Mattapoisett, BAN
        1.800%, 04/29/04                                 2,000            2,009
   Mendon Upton, Regional School District, BAN
        2.000%, 04/30/04                                 2,000            2,012
   Oxford, BAN
        2.250%, 01/15/04                                 2,000            2,007
   Springfield, GO, MBIA
        2.000%, 01/15/04                                 1,155            1,159
   Woods Hole Martha's Vineyard &
      Nantucket, Ser A, GO
        2.500%, 03/01/04                                   340              342
                                                                        --------
                                                                         64,137
                                                                        --------
PUERTO RICO -- 1.4%
   Puerto Rico, Electric Power
      Authority, Ser B03, RB, MBIA (A) (B)
        0.850%, 07/01/20                                   900              900
                                                                        --------
Total Municipal Bonds
   (Cost $65,037)                                                        65,037
                                                                        --------
Total Investments -- 98.8%
   (Cost $65,037)                                                        65,037
                                                                        --------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 1.2%
Income Distribution Payable                                             $   (22)
Investment Advisory Fees Payable                                             (2)
Management Fees Payable                                                     (28)
Shareholder Servicing Fees Payable                                          (18)
Other Assets and Liabilities, Net                                           848
                                                                        --------
Total Other Assets & Liabilities                                            778
                                                                        --------

NET ASSETS:
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 65,813,537 outstanding shares
   of beneficial interest                                                65,814
Undistributed net investment income                                           1
                                                                        --------
Total Net Assets -- 100.0%                                              $65,815
                                                                        ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                             $1.00
                                                                        ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FNMA
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

Pennsylvania Tax Free Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.9%
PENNSYLVANIA -- 101.9%
   Allegheny County, Hospital Development
      Authority, Presbyterian University
      Hospital Project, Ser B-2, RB
      (A) (B) (C)
        0.900%, 03/01/18                                $  735          $   735
   Allegheny County, Industrial Development
      Authority, Eye & Ear Properties
      Project, RB (A) (B) (C)
        0.900%, 02/01/15                                 1,280            1,280
   Allegheny County, Industrial Development
      Authority, Pittsburgh Theological
      Society Project, RB (A) (B) (C)
        1.050%, 08/01/31                                 1,500            1,500
   Berks County, Industrial Development
      Authority, Rilsan Industrial Project,
      RB (A) (B) (C)
        0.860%, 12/01/04                                 1,600            1,600
   Chartiers Valley, Industrial & Commercial
      Development Authority, Asbury Place
      Project, Ser A, RB (A) (B) (C)
        0.900%, 12/01/26                                 2,000            2,000
   Crawford County, TAN
        2.125%, 12/31/03                                   500              501
   Dallastown, Area School District,
      GO, FGIC (A) (B)
        0.870%, 05/01/20                                 1,345            1,345
   Delaware County, Industrial Development
      Authority, BP Oil Project, RB (A) (B)
        0.800%, 10/01/19                                 1,500            1,500
   Delaware Valley, Regional Finance
      Authority, RB (A) (B)
        0.890%, 07/01/27                                 1,500            1,500
   Erie County, Hospital Authority,
      Ser 820, RB, MBIA (A) (B)
        0.890%, 07/01/22                                 1,100            1,100
   Geisinger Health Systems, RB (A) (B)
        0.770%, 08/01/28                                 1,500            1,500
   Gettysburg, Industrial Development
      Authority, Brethren Home Community
      Project, Ser A, RB (A) (B) (C)
        0.850%, 06/01/24                                 1,200            1,200
   Lancaster, Industrial Development
      Authority, Garden Spot Village
      Project, Ser B, RB (A) (B) (C)
        0.840%, 05/01/31                                 1,200            1,200
   Lehigh County, Industrial Development
      Authority, Allegheny Electric Project,
      RB (A) (B) (C)
        1.050%, 06/01/14                                    90               90

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Montgomery County, Redevelopment Authority,
      Kingswood Apartments Project,
      Ser A, RB (A) (B)
        0.800%, 08/15/31                                $  800          $   800
   Moon Township, Industrial Development
      Authority, Executive Office Association
      Project, RB (A) (B) (C)
        0.900%, 11/01/10                                 1,850            1,850
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A) (B)
        0.920%, 02/15/27                                 1,500            1,500
   North Penn, Local School District, GO
        1.250%, 09/01/03                                   415              415
   North Wales, Rural Water Authority, RB
        2.500%, 12/01/03                                 2,000            2,004
   Northampton County, Industrial
      Development Authority, Kirkland
      Village Project, RB (A) (B) (C)
        0.820%, 11/01/30                                 1,000            1,000
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B) (C)
        0.900%, 02/01/18                                 1,000            1,000
   Pennsylvania State, Higher Education
      Facilities Authority, Association
      of Independent Colleges & Universities
      Project, Ser D3, RB (A) (B) (C)
        1.150%, 05/01/19                                 1,200            1,200
   Pennsylvania State, Higher Education
      Facilities Authority, Council of
      Independent Colleges Project,
      Ser A-7, RB (A) (B) (C)
        1.200%, 04/01/17                                 1,325            1,325
   Pennsylvania State, Ser A07, GO,
     FGIC (A) (B)
        0.920%, 02/01/14                                   995              995
   Philadelphia, Hospital & Higher Education
      Facility Authority, Philadelphia School
      Project, Ser A-3, RB (A) (B) (C)
        0.880%, 03/01/19                                 1,300            1,300
   Philadelphia, Industrial Development
      Authority, City Line Holiday Inn
      Project, Ser 96, RB (A) (B) (C)
        0.850%, 12/01/08                                 1,500            1,500
   Philadelphia, Industrial Development
      Authority, Ingles House Project,
      RB (A) (B)
        1.850%, 05/01/17                                 1,500            1,500
   Philadelphia, Industrial Development
      Authority, Maplewood Long Term
      Care Project, RB Pre-Refunded
      @ 103 (D)
        8.000%, 07/01/04                                   500              543


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        39

STATEMENT OF NET ASSETS


Pennsylvania Tax Free Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB (A) (B) (C)
        0.870%, 11/01/32                                $1,500          $ 1,500
   Philadelphia, Redevelopment Authority,
      Rivers Edge Project, RB (A) (B) (C)
        0.850%, 12/01/09                                 1,400            1,400
   Philadelphia, TRAN
        2.000%, 06/30/04                                 2,000            2,017
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser A,
      RB, AMBAC (A) (B)
        0.850%, 12/01/20                                 1,600            1,600
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project,
      Ser F, RB, AMBAC (A) (B)
        0.850%, 12/01/20                                   945              945
   Temple University, University
      Funding Obligation, RB
        1.200%, 05/04/04                                 1,000            1,000
   Wallenpaupack, Area School District,
      GO, FGIC
        3.750%, 09/01/03                                 1,025            1,025
   York, General Pooled Financing Authority,
      Sub-Ser A, RB, AMBAC (A) (B)
        0.850%, 09/01/26                                   900              900
                                                                        --------
Total Municipal Bonds
   (Cost $44,370)                                                        44,370
                                                                        --------
Total Investments -- 101.9%
   (Cost $44,370)                                                        44,370
                                                                        --------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.9)%
Income Distribution Payable                                             $    (7)
Investment Advisory Fees Payable                                             (1)
Management Fees Payable                                                     (20)
Shareholder Servicing Fees Payable                                           (7)
Cash Overdraft                                                             (891)
Other Assets and Liabilities, Net                                           107
                                                                        --------
Total Other Assets & Liabilities                                           (819)
                                                                        --------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 15,397,397 outstanding shares
   of beneficial interest                                                15,398
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 28,172,084 outstanding shares
   of beneficial interest                                                28,172
Accumulated net realized loss on investments                                (19)
                                                                        --------
Total Net Assets -- 100.0%                                              $43,551
                                                                        ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($15,377,171 / 15,397,397 shares)                                      $1.00
                                                                        ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($28,173,377 / 28,172,084 shares)                                      $1.00
                                                                        ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond Ser -- Series
TAN -- Tax Anticipation Note
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements
--------------------------------------------------------------------------------
40                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

Intermediate-Term Municipal Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.6%
ALABAMA -- 0.6%
   Alabama State, Private Colleges &
      Universities, Tuskegee University
      Project, Ser A, RB, Radian Insured
      Callable 09/01/06 @ 102
        5.700%, 09/01/10                               $   825         $    895
        5.700%, 09/01/11                                   870              941
   Alabama State, Special Care Facilities
      Financing Authority, Charity Obligation
      Group Project, Ser A, RB (E)
        5.000%, 11/01/06                                 2,700            2,960
                                                                       ---------
                                                                          4,796
                                                                       ---------
ALASKA -- 1.9%
   Alaska State, Energy Power Authority,
      Bradley Lake Project, Ser 3, RB, FSA
        6.000%, 07/01/12                                 3,980            4,543
   Alaska State, Energy Power Authority,
      Bradley Lake Project, Ser 4, RB, FSA
        6.000%, 07/01/14                                 2,920            3,329
   Alaska State, Housing Finance Authority,
      General Mortgage Project,
      Ser A, RB, MBIA
        5.100%, 12/01/06                                 1,805            1,904
   Alaska State, Housing Finance Authority,
      Ser A-1, RB Callable 06/01/09 @ 100
        6.000%, 06/01/15                                 1,940            2,045
   Anchorage, Electric Utility Authority,
      Senior Lien, RB, MBIA
        8.000%, 12/01/06                                 1,775            2,104
        8.000%, 12/01/07                                 1,310            1,594
                                                                       ---------
                                                                         15,519
                                                                       ---------
ARIZONA -- 4.9%
   Arizona State, Transportation Board,
      Ser B, RB
        5.250%, 07/01/12                                 1,000            1,104
   Arizona State, Transportation Board,
      Sub-Ser A, RB
        6.000%, 07/01/08                                 6,000            6,877
   Arizona State, Water Infrastructure
      Finance Authority, Water Quality
      Project, Ser A, RB
        5.500%, 10/01/08                                 2,730            3,084
   Maricopa County, Unified School
      District, GO
        7.400%, 07/01/10                                 5,750            7,105

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Mesa, Utility Systems Authority,
      RB, FGIC
        7.125%, 07/01/11                               $ 7,000         $  8,601
        6.500%, 07/01/11                                 3,865            4,601
        5.250%, 07/01/17                                 3,000            3,294
   Phoenix, Civic Plaza Building Authority,
      Senior Lien, RB Callable
      07/01/05 @ 101
        5.900%, 07/01/10                                 3,215            3,450
   Salt River, Agriculture Improvement
      Authority, Salt River Project,
      Ser A, RB
        5.000%, 01/01/11                                 2,450            2,656
                                                                       ---------
                                                                         40,772
                                                                       ---------
ARKANSAS -- 0.3%
   Arkansas State, Development Finance
      Authority, Mortgage Backed Securities
      Program, Ser A, RB Callable
      01/01/11 @ 100 (F)
        4.700%, 07/01/16                                 2,165            2,209
                                                                       ---------
CALIFORNIA -- 10.8%
   Anaheim, Public Lease Financing
      Authority, Public Improvements
      Project, Ser C, RB, FSA
        6.000%, 09/01/13                                 2,325            2,698
   California State, GO
        6.600%, 02/01/09                                 1,000            1,146
        5.250%, 02/01/11                                 2,000            2,134
        5.000%, 02/01/09                                 2,000            2,137
        5.000%, 02/01/12                                13,500           14,104
        5.000%, 10/01/12                                12,425           13,019
   California State, GO
      Callable 08/01/13 @ 100
        5.250%, 02/01/14                                 4,000            4,213
   California State, GO Partially
      Pre-Refunded @ 101 (D)
        6.250%, 04/01/04                                   480              486
        5.250%, 06/01/06                                   840              881
   California State, GO, AMBAC
        6.300%, 09/01/10                                 2,000            2,323
   California State, GO, MBIA
        5.750%, 10/01/10                                 3,000            3,408
   California State, Health Facilities
      Finance Authority, Sisters of
      Providence Project, RB
        5.500%, 10/01/05                                 1,100            1,189
   California State, Housing Finance
      Agency, Home Mortgage Project,
      Ser Q, RB, MBIA Callable 08/01/07 @ 102
        5.850%, 08/01/16                                 3,000            3,186


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        41

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Housing Finance Agency,
      Single-Family Mortgage Project,
      Ser C-4-Cl I, RB Callable
      08/01/07 @ 101.5 (F)
        5.050%, 02/01/17                               $ 1,190        $   1,189
   California State, Public Works Board,
      Community Colleges Project,
      Ser A, RB
        5.500%, 12/01/10                                 2,475            2,716
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB
        6.000%, 12/01/10                                 2,955            3,416
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB (E)
        6.000%, 12/01/10                                 2,195            2,574
   California State, Water Department
      Authority, Ser A, RB
        5.500%, 05/01/09                                 3,250            3,565
   California Statewide, Communities
      Development Authority, Housing
      Authority, Equity Residential Project,
      Ser C, RB
        5.200%, 12/01/29                                 2,750            2,920
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser D, RB Callable
      02/28/07 @ 101
        4.350%, 11/01/36                                 2,450            2,537
   California Statewide, Communities
      Development Authority, St.
      Joseph's Health System Obligation
      Group, COP,
      FSA Callable 07/01/08 @ 101
        5.250%, 07/01/09                                 5,170            5,628
   Golden State, Tobacco Securitization
      Project, Ser 2003-A-1,
      RB Callable 06/01/13 @ 100
        5.000%, 06/01/21                                 3,500            3,325
   Los Angeles County, Capital Asset
      Leasing, RB, AMBAC
        6.000%, 12/01/06                                 1,000            1,132
   Mojave, Water Agency, Improvement
      District, Morongo Basin Project,
      GO, FGIC Callable 09/01/06 @ 102
        5.600%, 09/01/12                                 1,000            1,105
   Orange County, Ser A, COP, MBIA
      Callable 07/01/06 @ 102
        5.800%, 07/01/16                                 1,000            1,094
   Oroville, Hospital Project, Ser A,
      RB Callable 12/01/05 @ 102
        5.500%, 12/01/06                                 1,000            1,086

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Southern California, Metropolitan
      Water District Authority,
      Ser A, RB
        5.000%, 07/01/13                               $ 3,000         $  3,233
   Torrance, Redevelopment Agency,
      Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                 2,270            2,517
                                                                       ---------
                                                                         88,961
                                                                       ---------
COLORADO -- 2.1%
   Boulder, Larimer & Weld Counties,
      Local School District, GO, MBIA
        5.250%, 12/15/13                                 2,000            2,205
   Colorado State, Department of
      Transportation, RAN, AMBAC
        6.000%, 06/15/10                                 3,000            3,457
   Colorado State, Department of
      Transportation, Ser A, RAN, MBIA
        5.500%, 06/15/12                                 4,000            4,470
   Colorado State, Health Facilities
      Authority, Catholic Health Initiatives
      Project, Ser A, RB
        5.500%, 12/01/06                                 1,000            1,096
        5.500%, 12/01/07                                 1,000            1,095
   Colorado State, Health Facilities
      Authority, RB
        6.250%, 02/01/04                                   400              407
   Colorado State, Housing Finance
      Authority, Single-Family Housing
      Project, Sub-Ser C, RB Callable
      08/01/11 @ 102
        4.875%, 08/01/13                                 1,045            1,092
   Colorado State, Housing Finance Authority,
      Single-Family Housing Project,
      Ser C-3, RB Callable 11/01/07 @ 105
        6.750%, 05/01/17                                   340              359
   Colorado State, Wastewater Reclamation
      District, Ser A, RB Callable
      04/01/12 @ 100
        5.500%, 04/01/13                                 3,150            3,486
                                                                       ---------
                                                                         17,667
                                                                       ---------
CONNECTICUT -- 0.7%
   Connecticut State, Health & Educational
      Facilities Authority, Quinnipac
      University Project, Ser F, RB,
      Radian Insured (A) (B)
        0.770%, 07/01/31                                   100              100
   Connecticut State, Ser D, GO, FSA
        5.000%, 08/01/08                                 4,000            4,410
   Connecticut State, Special Tax
      Obligation, Ser B, RB
        6.125%, 09/01/12                                 1,100            1,279
                                                                       ---------
                                                                          5,789
                                                                       ---------
--------------------------------------------------------------------------------
42                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.3%
   District of Columbia, Convention
      Center Project, Senior Lien, RB, AMBAC
        5.250%, 10/01/12                               $ 3,000         $  3,210
   District of Columbia, GO, MBIA (E)
        6.500%, 06/01/09                                   915            1,082
   District of Columbia, Ser A-1,
      GO, MBIA
        6.500%, 06/01/09                                 1,085            1,264
   District of Columbia, Ser B, GO
        6.000%, 06/01/11                                 4,420            5,026
                                                                       ---------
                                                                         10,582
                                                                       ---------
FLORIDA -- 8.2%
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                 1,470            1,773
   Dade County, Ser DD, GO, AMBAC
        7.600%, 10/01/05                                 1,070            1,203
   Florida State, Board of Education,
      Capital Outlay Project, Ser D, GO
        5.000%, 06/01/08                                 7,500            8,246
   Florida State, Board of Education,
      Capital Outlay Project, Ser F, GO
        5.600%, 06/01/12                                 4,890            5,312
   Florida State, Department of General
      Services, Facilities Pool, Ser A,
      RB, FSA
        5.250%, 09/01/11                                 5,000            5,522
   Florida State, Housing Finance Authority,
      Homeowner Mortgage Project, Ser 1,
      RB, FSA Callable 07/01/10 @ 100
        5.750%, 01/01/17                                   720              738
   Florida State, St. John's River Project,
      Issue No. 2, 17th Ser, RB
        5.250%, 10/01/09                                 3,000            3,328
   Florida State, St. John's River Project,
      Issue No. 2, Ser 18, RB
        5.000%, 10/01/09                                 6,000            6,574
   Hillsborough County, Aviation Authority,
      Tampa International Airport Project,
      Ser A, RB, FSA
        5.500%, 10/01/09                                 4,820            5,410
   Hillsborough County, Utility Authority,
      RB, MBIA (E)
        9.750%, 12/01/03                                   410              418
   Jacksonville, Electric Authority,
      Electric Systems Project, Sub-Ser F,
      RB (A) (B)
        0.800%, 10/01/30                                 1,800            1,800
   Key West, Electric Utility Board,
      RB, AMBAC
        6.000%, 10/01/11                                 5,990            6,932

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Leesburg, Hospital Facilities Authority,
      Regional Medical Center Project,
      Ser A, RB
        5.000%, 07/01/12                               $ 2,880        $   2,960
   Miami-Dade County, Special Obligation,
      Ser A-1, GO, AMBAC
        5.000%, 04/01/11                                 4,000            4,333
   Palm Beach County, Health Facilities
      Authority, Good Samaritan Health
      Systems Project, RB, MBIA
      Pre-Refunded @ 102 (D)
        6.300%, 10/01/03                                 4,000            4,096
   Palm Beach County, Health Facilities
      Authority, Good Samaritan Health
      Systems Project, RB
      Pre-Refunded @ 102 (D)
        6.300%, 10/01/03                                 3,750            3,840
   Palm Beach County, Solid Waste
      Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                 3,300            3,772
   Sunrise, Utility System Authority,
      RB, AMBAC Pre-Refunded @ 101 (D)
        5.750%, 10/01/06                                 1,165            1,311
                                                                       ---------
                                                                         67,568
                                                                       ---------
GEORGIA -- 4.0%
   Georgia State, Municipal Electric
      Power Authority, RB, MBIA
        6.500%, 01/01/12                                 3,235            3,780
   Georgia State, Municipal Electric
      Power Authority, Ser DD, RB, AMBAC
        7.000%, 01/01/08                                 4,500            5,263
   Georgia State, Ser C, GO
        6.250%, 08/01/13                                 4,000            4,729
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                 3,600            4,312
        6.300%, 11/01/09                                 4,100            4,830
        6.000%, 10/01/10                                 2,000            2,324
   Metropolitan Atlanta, Rapid Transit
      Authority, Ser E, RB (E)
        7.000%, 07/01/11                                 4,000            4,796
   Savannah, Hospital Authority,
      St. Joseph's Health Systems Project,
      Ser B, RB, FSA Callable
      01/01/09 @ 101
        5.250%, 07/01/09                                 2,625            2,894
                                                                       ---------
                                                                         32,928
                                                                       ---------
HAWAII -- 0.5%
   Hawaii State, Ser DB, GO, MBIA
        5.250%, 09/01/13                                 3,935            4,325
                                                                       ---------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        43

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 5.8%
   Chicago, Board of Education, School
      Reform Project, GO, MBIA
      Pre-Refunded @ 102 (D)
        6.000%, 12/01/06                               $ 1,550         $  1,781
   Chicago, Metropolitan Water Reclamation
      District, Greater Chicago
      Capital Improvements Project, GO
        6.900%, 01/01/07                                 3,500            3,938
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                 5,000            5,743
   Chicago, Tax Increment Allocation,
      Ser A, Zero Coupon, TA, AMBAC
        0.000%, 12/01/07                                 6,970            6,137
   Cook County, Community College
      District, Ser C, RB, MBIA
        7.700%, 12/01/05                                 3,970            4,504
   Cook County, GO, MBIA (E)
        7.250%, 11/01/07                                 2,000            2,248
   Illinois State, Development Financing
      Authority, Community Rehabilitation
      Providers Project, Ser A, RB
        5.700%, 07/01/07                                 1,290            1,310
        5.600%, 07/01/05                                 2,235            2,292
   Illinois State, Educational Facilities
      Authority, Loyola University Project,
      Ser A, RB (E)
        7.000%, 07/01/07                                 4,585            5,224
   Illinois State, Health Facilities
      Authority, Centegra Health Systems
      Project, RB
        5.500%, 09/01/06                                 2,375            2,551
   Illinois State, Health Facilities
      Authority, Condell Medical Center
      Project, RB
        6.000%, 05/15/10                                 1,250            1,368
   Illinois State, Health Facilities
      Authority, Decatur Memorial Hospital
      Project, RB
        5.500%, 10/01/10                                 1,050            1,138
        5.500%, 10/01/11                                 1,150            1,238
   Illinois State, Metropolitan Pier &
      Exposition, McCormick Project,
      Ser A, Zero Coupon, RB, MBIA
        0.000%, 12/15/16                                 2,330            1,200
   Kane & DeKalb Counties, Unified School
      District No. 301, GO, AMBAC
        6.300%, 12/01/04                                 2,640            2,804
   University of Illinois, Auxiliary
      Facilities System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                 2,000            2,223

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   University of Illinois, Auxiliary
      Facilities System, Ser B, RB, FGIC
        5.500%, 04/01/15                               $ 1,635         $  1,812
                                                                       ---------
                                                                         47,511
                                                                       ---------
INDIANA -- 1.6%
   Hammond, Multi-School Building Authority,
      First Mortgage Project, RB, MBIA (E)
        6.000%, 01/15/06                                 2,535            2,676
   Indiana State, Housing Finance Authority,
      Ser A, RB (F)
        6.600%, 07/01/05                                   690              695
   Indiana State, Office Building Commission,
      State Office Building II Facilities
      Project, Ser D, RB
        6.900%, 07/01/11                                 5,650            6,692
   Indianapolis, Thermal Energy Systems
      Project, Ser A, RB, MBIA Callable
      10/01/11 @ 101
        5.500%, 10/01/12                                 2,860            3,175
                                                                       ---------
                                                                         13,238
                                                                       ---------
IOWA -- 0.5%
   Muscantine, Electric Authority,
      Ser A, RB, AMBAC
        5.500%, 01/01/09                                 3,725            4,144
                                                                       ---------
KANSAS -- 0.6%
   Kansas State, Department of Transportation
      Highway Authority, Ser B-1,
      RB (A) (B)
        0.800%, 09/01/20                                   600              600
   Kansas State, Department of Transportation
      Highway Authority, Ser B-2,
      RB (A) (B)
        0.800%, 09/01/20                                   100              100
   Kansas State, Development Finance Authority,
      Water Pollution Control Project, RB
        5.500%, 11/01/11                                 2,000            2,248
        5.500%, 11/01/14                                 1,885            2,111
                                                                       ---------
                                                                          5,059
                                                                       ---------
LOUISIANA -- 1.2%
   Jefferson Parish, Hospital Service
      Authority, District No. 2, RB,
      FGIC Callable 12/01/05 @ 100 (A) (B)
        5.250%, 12/01/15                                 5,450            5,830


--------------------------------------------------------------------------------
44                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Louisiana State, Housing Finance Authority,
      Single-Family Mortgage Housing Project,
      Ser A-1, RB Callable
      12/01/07 @ 104 (F)
        6.650%, 06/01/15                               $   990         $  1,042
   New Orleans, Ernest N. Morial Project,
      Sub-Ser A, TA, AMBAC
        5.250%, 07/15/13                                 3,000            3,289
                                                                       ---------
                                                                         10,161
                                                                       ---------
MARYLAND -- 1.4%
   Maryland State, Health & Higher Education
      Facilities Authority, Charity
      Obligation Group Project,
      RB Pre-Refunded @ 100 (D)
        4.600%, 11/01/03                                 1,825            1,836
   Prince Georges County, Public
      Improvements Authority, Ser B, GO
        5.000%, 10/01/13                                 8,970            9,727
                                                                       ---------
                                                                         11,563
                                                                       ---------
MASSACHUSETTS -- 5.4%
   Massachusetts Bay, Transportation Authority,
      General Transportation System
      Project, Ser A, RB
        5.500%, 03/01/12                                 3,300            3,652
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
        5.250%, 07/01/10                                 5,000            5,553
   Massachusetts State, Construction
      Loan, Ser B, GO, MBIA
        5.750%, 06/01/09                                 6,200            7,050
   Massachusetts State, Development Finance
      Agency, Biomedical Research Project,
      Ser C, RB Callable 08/01/10
      @ 101
        6.000%, 08/01/11                                 1,000            1,112
   Massachusetts State, Health & Educational
      Facilities Authority, Harvard
      University Project,
      Ser Z, RB
        5.750%, 01/15/12                                 4,775            5,445
   Massachusetts State, Health & Educational
      Facilities Authority, Lowell General
      Hospital Project, Ser B, RB, FSA
      Callable 06/01/07 @ 102
        5.250%, 06/01/11                                 1,585            1,702
   Massachusetts State, Housing Finance
      Agency, Single-Family Housing Project,
      Ser 44, RB Callable 06/01/05 @ 102
        5.900%, 12/01/13                                   485              495

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Municipal Wholesale
      Electric Project No. 6-A, RB, MBIA
        5.500%, 07/01/09                               $ 4,000        $   4,460
   Massachusetts State, Ser C, GO
        5.000%, 12/01/06                                 2,500            2,730
        5.000%, 12/01/07                                10,000           10,987
   Massachusetts State, Water Resources
      Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                 1,500            1,741
                                                                       ---------
                                                                         44,927
                                                                       ---------
MICHIGAN -- 5.4%
   Battle Creek, Downtown Development
      Authority, TA Pre-Refunded @
      102 (D)
        7.300%, 05/01/04                                 1,195            1,266
   Grand Haven, Electric Authority,
      RB, MBIA
        5.500%, 07/01/14                                 5,275            5,869
        5.500%, 07/01/16                                 6,960            7,790
   Greater Detroit, Resource Recovery
      Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                 2,000            2,298
   Kent, Hospital Finance Authority,
      Spectrum Health Project, Ser A, RB
        5.250%, 01/15/07                                 1,975            2,114
   Michigan State, Environmental Program,
      Ser A, GO
        5.000%, 05/01/13                                 3,500            3,780
   Michigan State, Environmental Protection
      Program, GO
        6.250%, 11/01/12                                 3,000            3,476
   Michigan State, GO
        5.500%, 12/01/06                                 3,500            3,893
   Michigan State, Hospital Finance Authority,
      Hospital Charity Obligation Project,
      Ser D, RB Pre-Refunded
      @ 100 (A) (D)
        4.800%, 11/01/04                                 3,505            3,618
   Michigan State, Housing Development
      Authority, RB, AMBAC
        5.000%, 04/01/04                                   600              609
   Michigan State, Underground Storage
      Project, Ser I, RB, AMBAC
      Callable 05/01/06 @ 101
        6.000%, 05/01/07                                 3,600            3,996
   University of Michigan, Hospital
      Project, RB
        5.000%, 12/01/07                                 5,450            5,986
                                                                       ---------
                                                                         44,695
                                                                       ---------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        45

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MINNESOTA -- 0.3%
   Dakota County, Open Space Project,
      Ser A, GO
        5.000%, 02/01/11                               $ 2,000         $  2,156
                                                                       ---------
MISSISSIPPI -- 0.2%
   Mississippi State, Hospital Equipment &
      Facilities Authority, Rush Medical
      Foundation Project, Ser A, RB
        5.400%, 01/01/07                                   815              873
   Mississippi State, Single-Family Housing
      Authority, Ser D, RB Callable
      07/01/07 @ 105 (F)
        6.650%, 07/01/12                                   630              671
                                                                       ---------
                                                                          1,544
                                                                       ---------
NEVADA -- 0.4%
   Clark County, Improvement District,
      Ser A, SPA Callable
      10/01/03 @ 100 (A) (B) (C)
        0.800%, 02/01/21                                 2,800            2,800
   Clark County, School District,
      Ser B, GO, FSA (A) (B)
        0.670%, 06/15/21                                   200              200
                                                                       ---------
                                                                          3,000
                                                                       ---------
NEW JERSEY -- 1.6%
   Gloucester County, Solid Waste
      Improvement Authority,
      Waste Management Project, Ser A, RB
        6.850%, 12/01/29                                 2,000            2,229
   New Jersey State, Educational Facilities
      Authority, Higher Education Capital
      Improvements Project, Ser B, RB
        5.750%, 09/01/10                                 4,220            4,785
   New Jersey State, Transportation
      Authority, Federal Transportation
      Administration Grants, Ser B, COP, AMBAC
        5.500%, 09/15/12                                 4,000            4,430
   New Jersey State, Transportation Trust
      Funding Authority, Transportation
      Systems Project, Ser C, RB, FSA
        5.750%, 12/15/12                                 1,500            1,706
                                                                       ---------
                                                                         13,150
                                                                       ---------
NEW MEXICO -- 0.2%
   University of New Mexico, Ser A, RB
        5.250%, 06/01/12                                 1,155            1,264

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 12.3%
   Long Island, Power Authority,
      New York Electric Systems Project,
      Ser A, RB, AMBAC
        6.000%, 12/01/07                               $ 6,000         $  6,858
   Nassau County, Tobacco Authority Asset
      Backed Project, Ser A, RB
        5.600%, 07/15/14                                 2,835            2,813
   New York City, Municipal Assistance
      Authority, Ser I, RB Callable
      07/01/07 @ 102 (E)
        6.250%, 07/01/08                                 2,000            2,284
   New York City, Ser A, GO
        5.000%, 08/01/06                                 4,185            4,468
   New York City, Ser B, GO
        7.250%, 08/15/07                                 4,000            4,666
        5.500%, 08/01/11                                 2,000            2,151
        5.500%, 08/01/12                                 5,000            5,350
        5.000%, 08/01/06                                 5,815            6,208
   New York City, Ser C, GO
        5.250%, 08/01/09                                 2,665            2,875
        5.000%, 08/01/07                                 7,000            7,504
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09                                 5,000            5,574
   New York City, Ser G, GO
        5.500%, 08/01/09                                 5,000            5,459
   New York City, Ser I, GO, AMBAC
      Callable 03/15/06 @ 101.5
        5.750%, 03/15/07                                 1,000            1,093
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                 1,000            1,106
   New York City, Ser J, GO
        6.125%, 08/01/11                                 1,090            1,186
   New York City, Sub-Ser B-2,
      GO (A) (B) (C)
        0.770%, 08/15/20                                   200              200
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Second Ser A, RB
      Callable 11/01/11 @ 100
        5.500%, 11/01/26                                 3,000            3,313
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser B, RB
        5.500%, 02/01/09                                 1,090            1,214
   New York State, Dormitory Authority,
      City University Construction Project,
      Ser A, RB
        5.000%, 07/01/07                                 4,000            4,332
   New York State, Dormitory Authority,
      Presbyterian Hospital Project,
      RB, AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                   480              505

--------------------------------------------------------------------------------
46                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
      Ser B, RB, Callable 05/15/12 @ 100
        5.250%, 11/15/23                               $ 4,500        $   4,788
   New York State, Dormitory Authority,
      Sound Shore Project, RB, MBIA
        4.350%, 02/01/08                                 1,295            1,314
   New York State, Dormitory Authority,
      State University Educational
      Facilities, Ser A, RB, MBIA
        5.250%, 05/15/15                                 4,290            4,685
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, MBIA
      Callable 05/15/10 @ 101
        6.000%, 05/15/15                                 4,000            4,524
   New York State, Environmental
      Facilities Authority, New York
      City Water Project, RB
        5.750%, 06/15/12                                   190              216
   New York State, Environmental Facilities
      Authority, New York City Water Project,
      Ser A, RB (E)
        5.750%, 06/15/12                                 1,810            2,081
   New York State, Medical Care Facilities
      Finance Agency, Ser C, RB (E)
        5.200%, 08/15/05                                    20               21
   New York State, Medical Care Facilities
      Finance Agency, St. Luke's Hospital
      Project, Ser A, RB (C)
        5.600%, 08/15/13                                 1,690            1,745
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                 2,570            2,611
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB Callable
      06/01/06 @ 100
        5.250%, 06/01/12                                 1,525            1,568
   New York State, Urban Development,
      Capital Correctional Facilities
      Project, Ser A, RB, FSA
        6.500%, 01/01/10                                 4,135            4,830
   New York State, Urban Development,
      Ser A, RB
        5.000%, 01/01/17                                 1,175            1,240
   Tsasc, Inc., New York Tfabs, Ser 1,
      RB Callable 07/15/09 @ 101
        5.750%, 07/15/15                                 2,520            2,356
                                                                       ---------
                                                                        101,138
                                                                       ---------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.7%
   North Carolina State, Municipal
      Power Agency, RB, MBIA
        7.250%, 01/01/07                               $ 2,000         $  2,306
   North Carolina State, Municipal
      Power Agency, Ser A, RB
        5.750%, 01/01/09                                 6,850            7,726
        5.000%, 01/01/05                                 1,500            1,558
   Raleigh Durham, Airport Authority,
      Ser A, RB, FGIC
        5.500%, 11/01/06                                 2,000            2,205
   University of North Carolina,
      Chapel Hill Hospital Project, Ser A,
      RB (A) (B)
        0.800%, 02/15/31                                   300              300
                                                                       ---------
                                                                         14,095
                                                                       ---------
OHIO -- 1.9%
   Cincinnati University, Ser A, RB, FGIC
        5.500%, 06/01/10                                 3,000            3,360
   Erie County, Hospital Facilities Authority,
      Firelands Regional Medical Center,
      Ser A, RB
        5.500%, 08/15/10                                 1,000            1,088
   Montgomery County, Miami Valley
      Hospital Project, Ser A, RB (A) (B)
        0.800%, 11/15/22                                   100              100
   Ohio State, Common Schools, Capital
      Facilities Project, Ser B, GO
        5.500%, 09/15/13                                 2,500            2,804
   Ohio State, GO
        6.100%, 08/01/12                                 2,000            2,329
   Ohio State, Higher Education Authority,
      Capital Facilities Project,
      Ser II-A, RB
        5.500%, 12/01/08                                 5,000            5,642
                                                                       ---------
                                                                         15,323
                                                                       ---------
OKLAHOMA -- 0.7%
   McAlester, Public Works Authority,
      RB, FSA (E)
        8.100%, 12/01/08                                   875            1,103
   Oklahoma State, Industrial Development
      Authority, Integris Baptist Health
      Systems Project, RB, AMBAC
        5.250%, 08/15/06                                 1,255            1,371
   Oklahoma State, Industrial Development
      Authority, Integris Baptist Project,
      Ser B, RB, MBIA (A) (B)
        0.800%, 08/15/29                                   975              975


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        47

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Oklahoma State, Ser A, GO, FGIC
        5.000%, 07/15/12                               $ 2,000         $  2,164
                                                                       ---------
                                                                          5,613
                                                                       ---------
OREGON -- 0.2%
   Cow Creek, Band Umpqua Tribe of
      Indians, Ser B, RB, AMBAC
        5.100%, 07/01/12                                 2,000            2,062
                                                                       ---------
PENNSYLVANIA -- 3.3%
   Delaware Valley, Regional Finance
      Authority, RB
        5.750%, 07/01/17                                 3,000            3,346
        5.500%, 07/01/12                                 5,925            6,545
   Montgomery County, Higher Education &
      Health Authority, Abington Memorial
      Hospital Project, Ser A, RB, AMBAC
        5.000%, 06/01/08                                 1,000            1,095
   New Castle Area, Hospital Authority,
      Jameson Memorial Hospital,
      RB, MBIA
        5.500%, 07/01/08                                 1,605            1,792
   Pennsylvania State, Healthcare Authority,
      Geisinger Health Systems Project,
      RB (A) (B)
        0.800%, 11/15/32                                   250              250
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny/
      Delaware Valley Obligation, Ser A,
      RB, MBIA
        5.500%, 11/15/08                                 1,000            1,114
   Pennsylvania State, Housing Finance
      Agency, Single-Family Mortgage
      Project, RB Callable 10/01/06 @
      102 (F)
        5.300%, 10/01/07                                 1,000            1,054
   Pennsylvania State, Industrial
      Development Authority, RB, AMBAC
        7.000%, 07/01/07                                 1,000            1,164
   Philadelphia, School District,
      Ser B, GO, FGIC
        5.500%, 08/01/07                                 3,450            3,836
   Sayre, Healthcare Facilities,
      Guthrie Health Project, Ser A, RB
        6.000%, 12/01/11                                 3,420            3,741
   Scranton-Lackawanna, Health &
      Welfare Authority, Community Medical
      Center Project, RB, MBIA
        5.500%, 07/01/07                                 2,585            2,864

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Westmoreland County, Municipal
      Authority, Special Obligation, GO (E)
        9.125%, 07/01/10                               $   145         $    169
                                                                       ---------
                                                                         26,970
                                                                       ---------
RHODE ISLAND -- 0.4%
   Rhode Island State, Housing & Mortgage
      Finance Authority, Homeownership
      Opportunity Project, Ser 25A, RB
      Callable 10/01/07 @ 101.5
        4.950%, 10/01/16                                   940              953
   Rhode Island State, Tobacco Settlement
      Financing Project, Ser A, RB Callable
      06/01/12 @ 100
        6.000%, 06/01/23                                 3,000            2,536
                                                                       ---------
                                                                          3,489
                                                                       ---------
SOUTH CAROLINA -- 1.2%
   Piedmont, Municipal Power Agency,
      Ser A, RB, FGIC
        6.500%, 01/01/16                                 1,820            2,163
   Richland County, International Paper
      Projects, Ser A, RB
        4.250%, 10/01/07                                 3,000            3,097
   South Carolina State, Hospital Facilities
      Authority, Medical University Project,
      RB Pre-Refunded @ 101 (D)
        5.625%, 07/01/09                                 2,885            3,293
   South Carolina State, Housing Authority,
      Homeownership Mortgage Project,
      Ser A, RB Callable
      07/01/04 @ 102
        6.375%, 07/01/16                                   560              578
   Spartanburg County, School District
      No. 5, COP, MBIA Callable
      07/01/05 @ 102
        5.400%, 07/01/08                                 1,000            1,080
                                                                       ---------
                                                                         10,211
                                                                       ---------
SOUTH DAKOTA -- 0.3%
   South Dakota State, Health & Educational
      Facilities Authority, McKennan
      Hospital Project, RB, MBIA
        6.000%, 07/01/08                                 1,025            1,161
   South Dakota State, Health & Educational
      Facilities Authority, Prairie Healthcare
      Project, RB, ACA Insured
        5.200%, 04/01/08                                 1,035            1,108


--------------------------------------------------------------------------------
48                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   South Dakota State, Housing Development
      Authority, Homeownership Mortgage
      Project, Ser A, RB Callable 05/01/06 @ 102
        5.500%, 05/01/10                               $    85         $     85
                                                                       ---------
                                                                          2,354
                                                                       ---------
TENNESSEE -- 1.6%
   Hendersonville, Industrial Development
      Authority, Ashford 83 Association
      Project, RB Callable 12/15/06 @ 102
        5.950%, 12/15/08                                   975              993
   Memphis, General Improvements, GO
        5.250%, 11/01/13                                 2,000            2,197
   Metropolitan Government Nashville &
      Davidson Counties, Cab Converter,
      RB, FGIC
        7.700%, 01/01/12                                 5,000            6,177
   Metropolitan Nashville, Airport
      Authority, Improvements Project,
      Ser A, RB
        6.600%, 07/01/08                                 2,000            2,323
   Tennessee State, Housing Development
      Agency, Mortgage Finance, Ser A,
      RB Callable 10/08/03 @ 102
        5.650%, 01/01/07                                 1,590            1,619
                                                                       ---------
                                                                         13,309
                                                                       ---------
TEXAS -- 10.9%
   Austin, Utility Systems, RB, AMBAC
        6.750%, 11/15/12                                10,090           12,168
   Austin, Utility Systems, Ser B, RB (E)
        7.250%, 11/15/03                                    80               81
   Carrollton, Farmers Branch
      Independent School District, GO
        5.500%, 02/15/11                                 3,905            4,340
   Carrollton, Farmers Branch
      Independent School District,
      GO Callable 02/15/09 @ 100
        5.750%, 02/15/10                                 1,605            1,792
   Cypress-Fairbanks, Independent
      School District, GO
        6.750%, 02/15/08                                 1,000            1,166
   Deer Park, Independent School
      District, GO
        6.000%, 02/15/08                                 2,000            2,269
        5.875%, 02/15/08                                 1,250            1,411
   Donna, Independent School
      District, GO
        5.500%, 02/15/06                                 1,180            1,281
   El Paso, GO, FSA
        5.500%, 08/15/08                                 2,200            2,466

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fort Worth, Water & Sewer
      Authority, RB
        5.500%, 02/15/06                               $ 1,080         $  1,170
   Harris County, GO
        5.500%, 08/15/11                                 3,130            3,497
   Harris County, GO (E)
        6.000%, 12/15/11                                 3,895            4,548
   Harris County, Health Facilities
      Development Authority, Christus
      Health Project, Ser A, RB, MBIA
        5.375%, 07/01/08                                 3,845            4,202
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A,
      RB, MBIA
        6.000%, 06/01/09                                 1,825            2,084
   Harris County, Toll Road Authority,
      Sub Lien, RB, FGIC
        6.000%, 08/01/12                                 6,000            6,884
   Houston, Hotel Occupancy Tax & Special
      Revenue, Convention & Entertainment
      Project, Ser B, RB, AMBAC
        5.500%, 09/01/09                                 2,500            2,815
   Houston, Hotel Occupancy Tax & Special
      Revenue, Convention & Entertainment
      Project, Ser B, Zero Coupon, RB, AMBAC
        0.000%, 09/01/15                                 5,500            3,064
   Houston, Ser C, GO
        7.000%, 03/01/08                                 3,660            4,185
   Houston, Ser C, GO
      Pre-Refunded @ 100 (D)
        7.000%, 03/01/06                                   340              383
   San Antonio, Electric & Gas
      Authority, RB
        5.000%, 02/01/12                                 3,500            3,751
   San Antonio, Electric & Gas Authority,
      Ser 2000, RB (E)
        5.750%, 02/01/11                                 1,540            1,747
   San Antonio, Independent School District, GO
        7.000%, 08/15/08                                 5,000            5,947
   San Antonio, Water Authority, RB
        6.250%, 05/15/08                                 1,000            1,145
   Southwest, Higher Education Authority,
      Southern Methodist University
      Project, RB, AMBAC
        5.250%, 10/01/10                                 2,350            2,601
   Tarrant, Regional Water District
      Authority, RB, FSA
        5.000%, 03/01/11                                 2,000            2,154


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        49

STATEMENT OF NET ASSETS


Intermediate-Term Municipal Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Municipal Power Agency,
      Zero Coupon, RB, MBIA
        0.000%, 09/01/16                               $ 6,000         $  3,143
   Texas State, Public Finance
      Authority, GO
        5.500%, 10/01/08                                 5,000            5,611
   University of Texas, Financing Systems,
      Ser A, RB
        5.250%, 08/15/11                                 1,750            1,922
   Williamson County, Ser B, GO, FSA
        5.000%, 02/15/09                                 1,825            1,994
                                                                       ---------
                                                                         89,821
                                                                       ---------
UTAH -- 1.0%
   Salt Lake County, Hospital Authority,
      IHC Health Services Project,
      RB, AMBAC
        5.500%, 05/15/09                                 1,000            1,114
   Utah State, Intermountain Power
      Agency Power Supply, Ser A,
      RB, MBIA
        6.000%, 07/01/08                                 6,000            6,836
                                                                       ---------
                                                                          7,950
                                                                       ---------
VIRGINIA -- 1.1%
   Kanawha County, Industrial Development
      Authority, Topvalco/Kroger Project,
      RB Callable 11/01/03 @ 102
        7.125%, 11/01/12                                 1,160            1,187
   Virginia Commonwealth, Transportation
      Board, Federal Highway Project, RB
        5.750%, 10/01/07                                 1,980            2,238
   Virginia State, Housing Development
      Authority, Multi-Family Housing
      Project, Zero Coupon, RB Callable
      11/01/03 @ 25.267
        0.000%, 11/01/17                                    40               11
   Virginia State, Public Building
      Authority, Ser A, RB
        6.000%, 08/01/10                                 4,880            5,630
                                                                       ---------
                                                                          9,066
                                                                       ---------
WASHINGTON -- 2.6%
   Clark County, Public Utility District
      Authority, RB, AMBAC
        5.500%, 01/01/11                                 3,000            3,321
   Clark County, Public Utility District
      Authority, RB, FSA Callable
      01/01/10 @ 100
        5.625%, 01/01/11                                 1,500            1,673

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Public Power
      Supply Systems Authority,
      Nuclear Project No. 2, Ser A, RB
        6.000%, 07/01/07                               $ 3,850         $  4,306
   Washington State, Public Power
      Supply Systems Authority, Ser B, RB
        7.250%, 07/01/09                                   120              138
   Washington State, Public Power
      Supply Systems Authority, Ser B, RB (E)
        7.250%, 07/01/09                                 2,380            2,901
   Washington State, Ser B &
      Ser AT-7, GO
        6.250%, 06/01/10                                 4,550            5,266
   Washington State, Ser B, GO
      Pre-Refunded @ 100 (D)
        5.750%, 05/01/04                                 3,610            3,722
                                                                       ---------
                                                                         21,327
                                                                       ---------
WISCONSIN -- 0.3%
   Badger, Tobacco Asset
      Securitization, RB
        6.125%, 06/01/27                                 3,200            2,665
                                                                       ---------
WYOMING -- 0.2%
   Teton County, Hospital Authority,
      RB, ACA Insured Callable
      12/01/08 @ 101
        5.800%, 12/01/17                                 1,950            2,054
                                                                       ---------
Total Municipal Bonds
   (Cost $800,381)                                                      820,975
                                                                       ---------
Total Investments -- 99.6%
   (Cost $800,381)                                                      820,975
                                                                       ---------

OTHER ASSETS AND LIABILITIES -- 0.4%
Payable for Investment Securities Purchased                              (4,305)
Payable for Shares of Beneficial Interest Redeemed                       (1,667)
Income Distribution Payable                                                (295)
Investment Advisory Fees Payable                                           (231)
Management Fees Payable                                                    (167)
Other Assets and Liabilities, Net                                         9,793
                                                                       ---------
Total Other Assets & Liabilities                                          3,128
                                                                       ---------


--------------------------------------------------------------------------------
50                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 74,236,443 outstanding shares
   of beneficial interest                                              $790,133
Undistributed net investment income                                          70
Accumulated net realized gain on investments                             13,306
Net unrealized appreciation on investments                               20,594
                                                                       ---------
Total Net Assets -- 100.0%                                             $824,103
                                                                       =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $11.10
                                                                       =========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is fully or partially escrowed to maturity.
(F) Securities are collateralized under an agreement from FHA/FNMA/GNMA.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
Tfabs -- Tobacco Flexible Amortization Bonds

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        51

STATEMENT OF NET ASSETS


Pennsylvania Municipal Bond Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%
PENNSYLVANIA -- 98.6%
   Allegheny County, GO (C)
        6.000%, 09/01/07                               $    85         $     97
   Allegheny County, Higher Education
      Building Authority, Chatham College,
      Ser A, RB
        5.850%, 03/01/22                                   665              675
   Allegheny County, Higher Education
      Building Authority, Chatham College,
      Ser A, RB, Asset Guaranty
        5.125%, 09/01/13                                 2,160            2,284
   Allegheny County, Higher Education
      Building Authority, Thiel College
      Project, Ser A, RB, ACA Insured
        5.400%, 11/15/14                                   390              414
        5.350%, 11/15/13                                   370              392
        5.300%, 11/15/12                                   350              372
        5.200%, 11/15/11                                   335              357
        5.000%, 11/15/09                                   300              325
        4.850%, 11/15/07                                   225              244
        4.750%, 11/15/06                                   215              231
        4.650%, 11/15/05                                   125              133
        4.550%, 11/15/04                                   190              196
   Allegheny County, Hospital Development
      Authority, Harmarville Rehabilitation
      Center, RB (C)*
        6.000%, 10/01/08                                   380              412
   Allegheny County, Hospital Development
      Authority, Montefiore Hospital,
      RB (C)*
        6.875%, 07/01/09                                   550              622
   Allegheny County, Hospital Development
      Authority, North Hills Passavant,
      RB (C)
        6.750%, 07/01/05                                    80               85
   Allegheny County, Hospital Development
      Authority, St. Margaret Memorial,
      RB (C)*
        6.750%, 07/01/10                                 1,030            1,180
   Allegheny County, Housing Finance Agency,
      Single-Family Mortgage, Ser CC-1, RB (D)
        5.200%, 05/01/17                                 1,270            1,285
   Allegheny County, Industrial Development
      Authority, Duquesne Light Project,
      RB, AMBAC
        4.350%, 12/01/13                                 1,500            1,504
   Allegheny County, University of
      Pittsburgh Medical Center, Ser B, RB
        5.250%, 06/15/12                                 1,055            1,104
        5.250%, 06/15/15                                 1,000            1,033

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allentown, Area Hospital Authority,
      Sacred Heart Hospital Project, RB (C)
        8.000%, 03/01/09                               $   240         $    282
   Altoona, Area School District
      Authority, Blair County, Ser 78, RB
      Pre-Refunded @ 100 (A)*
        6.500%, 10/08/03                                   770              870
   Baldwin, Whitehall School District,
      RB Partially Pre-Refunded @ 100 (A)
        6.700%, 11/15/03                                   170              172
   Bensalem Township, Water & Sewer
      Authority, RB (C)
        6.750%, 12/01/14                                   220              255
   Berks County, Redevelopment Multi-Family
      Housing Authority, Woodgate
      Associates Project, Ser A, RB (D)
        4.700%, 01/01/09                                   180              187
   Blair County, Hospital Authority, RB (C)*
        6.900%, 07/01/08                                 1,320            1,483
   Bucks County, Industrial Development
      Authority, RB (C)
        8.750%, 09/01/04                                   175              188
   Bucks County, Water & Sewer Authority,
      RB (C)
        6.375%, 12/01/08                                   125              137
   Cambria County, Hospital Authority,
      Conemaugh Valley Memorial Hospital,
      RB (C)
        7.625%, 09/01/11                                   259              308
   Central Bucks County, School District,
      GO, MBIA
        5.000%, 05/15/13                                 2,500            2,686
   Chartiers Valley, Joint School District,
      RB (C)
        6.150%, 03/01/07                                    45               51
   Chester County, Health & Educational
      Facilities Authority, Immaculata
      College Project, RB
        5.250%, 10/15/10                                   345              345
   Chester County, Health & Educational
      Facilities Authority, The Devereux
      Foundation, RB, Radian Insured
        4.400%, 11/01/15                                   100               99
        4.300%, 11/01/14                                   100               99
   Chester, Host Community, Ser B, RB,
      ACA Insured
        5.800%, 12/01/13                                 1,400            1,479
   College Township, Water Authority,
      RB, Asset Guaranty
        5.800%, 01/01/15                                   695              740
   Creswell Heights, Joint Water Authority,
      RB (C)
        7.375%, 03/01/07                                    50               55

--------------------------------------------------------------------------------
52                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland County, Municipal Authority,
      Presbyterian Homes Project,
      Ser A, RB, Radian Insured
      Callable 12/01/12 @ 100
        4.750%, 12/01/19                               $ 3,170         $  3,099
   Cumberland Valley, Joint School District,
      RB, MBIA Pre-Refunded @ 100 (A)
        6.500%, 11/15/06                                   145              167
   Delaware County, Healthcare Authority,
      Mercy Health Project, Ser A, RB (C)
        5.125%, 11/15/12                                   115              118
   Delaware County, Hospital Authority,
      Crozer-Chester Medical Center
      Project, RB, ACA Insured
        4.900%, 12/01/08                                   550              586
        4.850%, 12/01/07                                   645              688
   Delaware River, Port Authority of
      Pennsylvania & New Jersey, Delaware
      Bridges, RB (C)
        6.500%, 01/15/11                                   170              194
        6.000%, 01/15/10                                   210              238
   Derry Township, Sanitation Sewer
      Authority, RB (C)
        6.250%, 08/01/12                                    35               40
   Dover Township, Sewer Authority, RB (C)
        6.250%, 05/01/12                                    50               56
   Erie County, Higher Education Authority,
      Mercyhurst College Project, RB
        5.700%, 03/15/11                                    85               89
   Erie County, Hospital Authority,
      Erie County Geriatric, RB (C)
        6.250%, 07/01/11                                   155              174
   Erie County, Hospital Authority,
      Erie County Geriatric, RB (C)*
        6.750%, 07/01/11                                 1,170            1,339
   Erie County, Hospital Authority,
      Gannon University Project, RB, AMBAC (C)
        7.375%, 06/01/08                                    55               63
   Erie, Higher Education Building Authority,
      Mercyhurst College Project, RB
        5.650%, 03/15/10                                   180              190
   Erie, Water Authority, Ser B, RB, MBIA
        5.500%, 12/01/12                                 2,000            2,240
   Fayette County, Hospital Authority,
      Uniontown Hospital, RB, AMBAC
        5.750%, 06/15/15                                 1,000            1,085
   Franklin Hospital, Special Obligation,
      RB (C)
        7.125%, 10/01/08                                   280              314
   Greenwood, School District Authority,
      GO, MBIA (C)
        6.750%, 09/01/08                                    55               61

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Hampton Township, Sanitation Sewer
      Authority, RB (C)
        6.500%, 09/01/10                               $   165         $    195
        6.400%, 09/01/10                                   600              672
   Harrisburg, Ser A, GO, MBIA (C)
        9.750%, 04/15/04                                    30               32
   Hickory Township, Municipal Authority,
      RB (C)
        6.250%, 02/01/14                                   415              472
   Horsham Township, Sewer Authority,
      RB, MBIA (C)
        6.700%, 01/01/11                                    25               29
   Lancaster County, Solid Waste Management
      Authority, RB, AMBAC
        5.375%, 12/15/15                                 1,700            1,829
   Lancaster, Area Sewer Authority, RB (C)
        6.750%, 04/01/12                                    10               11
        6.000%, 04/01/12                                   370              419
   Lancaster, Parking Authority, RB (C)
        5.750%, 01/01/12                                    70               78
   Langhorne, Health & Education Authority,
      Woods Services Project, RB
        4.950%, 11/15/16                                 2,585            2,623
        4.650%, 11/15/13                                   850              863
   Lehigh County, General Purpose Authority,
      Kidspeace Obligation Group Project,
      RB, ACA Insured
        5.800%, 11/01/12                                 1,265            1,363
   Lehigh County, General Purpose Authority,
      Kidspeace Obligation Group Project,
      RB, ACA Insured Callable
      11/01/08 @ 100
        5.700%, 11/01/09                                 2,485            2,732
   Lehigh County, General Purpose Authority,
      Muhlenberg Hospital Center Project,
      Ser A, RB Pre-Refunded @ 100 (A)
        6.600%, 07/15/04                                   155              162
   Lower Pottsgrove Township, Sewer
      Authority, RB (C)
        6.250%, 05/01/12                                   120              136
   Luzerne County, Ser C, GO, FGIC
        5.250%, 12/15/15                                 1,240            1,360
   Manheim Township, School District
      Authority, Ser 1978, RB
      Pre-Refunded @ 100 (A)
        6.625%, 12/01/05                                   145              162
   McKeesport, Area School District,
      Ser C, GO (C)
        5.000%, 04/01/13                                   415              430
   Mifflin County, Hospital Authority,
      RB, Radian Insured
        5.500%, 07/01/12                                 1,375            1,471


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        53

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Monroe County, Hospital Authority,
      Pocono Medical Center Project, RB,
      Radian Insured
        5.500%, 01/01/22                               $ 1,000         $  1,031
   Monroeville, Water Authority, RB (C)
        7.250%, 12/01/08                                   200              227
   Montgomery County, GO (C)
        9.000%, 08/15/04                                    20               21
   Mount Lebanon, Hospital Authority,
      RB (C)*
        7.000%, 07/01/06                                   466              502
   Neshaminy, Water Reserve
      Authority, RB (C)
        5.750%, 03/01/11                                    25               28
   New Castle, Hospital Authority,
      Jameson Memorial Hospital Project,
      RB, MBIA
        6.000%, 07/01/10                                   315              360
   North Penn, School District
      Authority, RB Pre-Refunded
      @ 100 (A)
        6.200%, 03/01/07                                 1,045            1,155
   Northampton County, Industrial
      Development Authority, Moravian Hall
      Square Project, RB, Radian Insured
        5.500%, 07/01/15                                   995            1,056
   Northampton County, Industrial Development
      Authority, Moravian Hall Square Project,
      Ser B, RB, Radian Insured
        5.350%, 07/01/10                                 1,470            1,549
   Northampton, Higher Education Building
      Authority, Moravian College Project,
      RB, Radian Insured
        5.125%, 07/01/19                                   470              474
   Northampton, Municipal Water Authority,
      RB (C)
        6.750%, 11/01/13                                    45               53
   Northeastern, Hospital Authority, RB (C)
        6.375%, 09/01/07                                   510              553
   Northgate, School Building Authority,
      RB, MBIA (C)
        6.375%, 02/15/07                                   145              165
   Pennsylvania State, 2nd Ser, GO, FSA
        6.250%, 07/01/12                                   250              293
   Pennsylvania State, Delaware River Toll
      Bridge Commission, RB
        5.250%, 07/01/13                                 1,475            1,581
   Pennsylvania State, Economic Development
      Financing Authority, Dr. Gertrude A
      Barber Center Project, RB, Asset Guaranty
        5.625%, 12/01/15                                   885              949

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic Development
      Financing Authority, Fayette Thermal
      Project, Ser A, RB, ACA Insured
        5.250%, 12/01/16                               $ 2,000         $  2,036
        5.000%, 12/01/09                                   310              329
   Pennsylvania State, Higher Education &
      Health Facilities Authority,
      Allegheny Delaware Valley Obligation
      Project, Ser C, RB, MBIA
      Callable 11/15/06 @ 102
        5.875%, 11/15/18                                 3,200            3,487
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser C, RB, MBIA
        5.400%, 11/15/07                                    50               55
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation, Ser C,
      RB, MBIA
        5.700%, 11/15/10                                    50               55
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley, Ser A, RB, MBIA
        5.875%, 11/15/16                                    25               27
        5.500%, 11/15/08                                   190              212
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      General Hospital Project, Ser A, RB,
      MBIA Pre-Refunded @ 100 (A)
        7.000%, 09/01/03                                    65               65
   Pennsylvania State, Higher Education
      Facilities Authority, College &
      University, Ser 10, RB (C)
        6.900%, 07/01/07                                   110              122
   Pennsylvania State, Higher Education
      Facilities Authority, Drexel University,
      RB Callable 11/01/12 @ 100
        5.500%, 05/01/13                                 2,750            3,005
   Pennsylvania State, Higher Education
      Facilities Authority, Health Services,
      Allegheny Delaware Valley
      Obligation, Ser A, RB, MBIA
        5.600%, 11/15/09                                   250              280
        5.600%, 11/15/10                                 3,595            3,926
   Pennsylvania State, Higher Education
      Facilities Authority, Philadelphia
      College of Textiles & Science, RB
        5.450%, 02/01/07                                   200              215

--------------------------------------------------------------------------------
54                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
      Facilities Authority, Philadelphia
      College of Textiles & Science,
      Ser 1996, RB
        6.600%, 04/01/09                               $   340         $    364
        6.550%, 04/01/08                                   320              345
        6.450%, 04/01/07                                   295              319
        6.350%, 04/01/06                                   285              312
        6.250%, 04/01/05                                   265              282
   Pennsylvania State, Higher Education
      Facilities Authority, Philadelphia
      University Project, RB, Asset Guaranty
        5.750%, 06/01/15                                   660              714
   Pennsylvania State, Higher Education
      Facilities Authority, Temple
      University Project, First Ser,
      RB, MBIA
        5.250%, 04/01/16                                 1,500            1,581
   Pennsylvania State, Higher Education
      Facilities Authority, UPMC Health
      System Project, Ser A, RB
        5.125%, 01/15/11                                   500              521
   Pennsylvania State, Higher Education
      Facilities Authority, University
      of Pennsylvania Health Project,
      Ser A, RB, MBIA
        5.375%, 01/01/14                                 2,000            2,124
   Pennsylvania State, Higher Education
      Facilities Authority, University
      of the Arts, RB, Radian Insured
        5.500%, 03/15/13                                 1,025            1,091
   Pennsylvania State, Housing Finance
      Agency, RB (C)
        7.750%, 12/01/07                                   115              128
   Pennsylvania State, Housing Finance
      Agency, Residential Development
      Project, RB
        5.250%, 01/01/24                                 2,500            2,525
   Pennsylvania State, Housing Finance
      Agency, Single-Family Mortgage,
      Ser 49, RB, AMT
        5.800%, 10/01/07                                   205              215
   Pennsylvania State, Housing Finance
      Agency, Single-Family Mortgage,
      Ser 73-B, RB
        5.000%, 04/01/16                                   750              769
   Pennsylvania State, Intergovernmental
      Authority, Philadelphia Funding Project,
      Special Tax, FGIC
      Callable 06/15/09 @ 100
        5.250%, 06/15/15                                 3,100            3,283
   Perkiomen Valley, School District
      Authority, RB, MBIA Pre-Refunded @ 100 (A)
        6.500%, 06/01/06                                   230              256

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Gas Works Authority,
      12th Ser B, RB, MBIA (C)
        7.000%, 05/15/20                               $ 1,770         $  2,192
   Philadelphia, Gas Works Authority,
      3rd Ser, RB, FSA
        5.500%, 08/01/13                                 2,300            2,506
   Philadelphia, Graduate Hospital
      Project, RB (C)*
        7.000%, 07/01/10                                 1,250            1,445
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Jefferson Health Systems Project, Ser A,
      RB, AMBAC
        5.125%, 05/15/18                                 1,000            1,031
   Philadelphia, Hospital Authority,
      Thomas Jefferson University Project, RB (C)
        7.000%, 07/01/08                                   210              237
   Philadelphia, Industrial Development
      Authority, Elmira Project, Ser A,
      RB, FHA (D)
        5.300%, 02/01/22                                 1,065            1,203
   Philadelphia, Parking Authority,
      RB, AMBAC
        5.250%, 02/01/15                                   225              238
   Philadelphia, Redevelopment Authority,
      Home Improvement Loan,
      Ser 1995A, RB, FHA, AMT
        5.650%, 12/01/05                                    40               42
        5.550%, 06/01/04                                    40               41
        5.400%, 12/01/03                                   110              111
   Philadelphia, Redevelopment Authority,
      Home Improvement Loan,
      Ser 1995A, RB, FHA, AMT*
        6.100%, 12/01/10                                   295              308
   Philadelphia, Redevelopment Authority,
      Multi-Family Housing Authority,
      Woodstock Project, RB, FHA (D)
        5.450%, 02/01/23                                 1,425            1,448
   Philadelphia, Redevelopment Authority,
      West Philadelphia Project, RB (D)*
        6.750%, 05/15/04                                   130              130
   Pittsburgh, GO (C)
        9.125%, 03/01/04                                    25               26
   Pittsburgh, Public Parking Authority,
      Saint Francis General Hospital
      Project, RB (C)
        6.625%, 10/01/12                                    25               29
   Pittsburgh, Ser A , GO, AMBAC
        5.500%, 09/01/14                                 1,885            2,076
   Pittsburgh, Stadium Lease Authority, RB (C)
        6.500%, 04/01/11                                 1,245            1,418


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        55

STATEMENT OF NET ASSETS


Pennsylvania Municipal Bond Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
      Authority Center, Triangle Tax
      Increment, Ser A, RB
        6.250%, 03/15/15                               $ 1,895         $  2,010
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement Loan
      Project, Ser B, RB
        5.150%, 02/01/17                                   175              178
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement Loan
      Project, Ser B, RB (D)
        4.700%, 10/01/10                                    90               94
   Pittsburgh, Urban Redevelopment
      Authority, Ser 1996C, RB, AMT
        5.700%, 10/01/05                                   240              252
   Pittsburgh, Urban Redevelopment
      Authority, Ser 1996D, RB
        6.100%, 10/01/10                                   330              347
        6.000%, 10/01/09                                   310              328
        5.900%, 04/01/08                                   285              302
        5.900%, 10/01/08                                   290              307
   Pittsburgh, Urban Redevelopment
      Authority, Ser A, RB, AMT
        5.750%, 10/01/10                                    50               52
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
        5.700%, 10/01/11                                   105              110
   Pittsburgh, Urban Redevelopment
      Center, Triangle Tax Increment,
      Ser A, TA Callable 12/01/06 @ 100 (B)
        6.000%, 12/01/11                                 2,740            2,950
   Pittsburgh, Urban Redevelopment
      Center, Triangle Tax Increment,
      Ser B, TA (B)
        5.750%, 03/15/06                                   560              597
   Potter County, Hospital Authority,
      Charles Cole Memorial Hospital,
      RB, Radian Insured
        5.500%, 08/01/06                                   160              174
   Pottsville, Hospital Authority,
      Daughters of Charity Project, RB (C)
        5.000%, 08/15/12                                 1,335            1,374
   Quakertown, Hospital Authority,
      Community Hospital, RB (C)
        7.125%, 01/01/11                                   130              151
   Radnor Township, School Authority,
      Ser A, RB (C)
        9.000%, 10/15/03                                    10               10
   Ridley Park, Hospital Authority,
      Taylor Hospital Project, Ser A, RB (C)
        6.000%, 12/01/05                                    65               68
   Robinson Township, Water Authority, RB (C)
        5.625%, 05/01/06                                    17               19

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Scranton-Lackawanna, Health & Welfare
      Authority, Moses Taylor Hospital, RB (C)*
        6.625%, 07/01/09                               $   665         $    745
   Shaler Township, GO
      Pre-Refunded @ 100 (A)
        6.500%, 08/01/07                                    75               84
   Shaler, School District Authority, RB (C)
        6.250%, 04/15/08                                    85               94
   Somerset County, Hospital Authority,
      Somerset Community Hospital Project,
      Ser B, RB, Asset Guaranty
        5.300%, 03/01/11                                   635              677
        5.200%, 03/01/10                                   455              486
   South Fayette Township, Sanitation
      Authority, RB (C)
        6.375%, 11/01/12                                   155              178
   South Fork, Municipal Authority,
      Conemaugh Valley Memorial Hospital, RB
        5.625%, 07/01/10                                    25               28
   Southcentral, General Authority,
      Hanover Hospital Project, RB,
      Asset Guaranty
        4.900%, 12/01/14                                   545              565
   Southeastern, Transportation
      Authority, RB
        5.750%, 12/01/04                                    25               25
   Steel Valley, School District, GO (C)
        6.250%, 11/01/06                                   100              106
   Susquehanna Township, Sewer
      Authority, RB (C)
        6.000%, 11/15/13                                   105              118
   Swissvale, Area School District, GO (C)
        6.300%, 12/01/03                                    20               20
   Uniontown Area, School Building
      Authority, RB (C)
        6.300%, 10/01/07                                   145              158
   Upper Allen Township, Sewer Authority,
      RB (C)
        5.750%, 04/01/13                                   275              307
   Upper Gwynedd-Towamencin, Sewer Authority,
      RB, MBIA (C)
        5.850%, 10/15/06                                   130              140
   Upper Perkiomen, School District Authority,
      GO (C)
        6.000%, 05/01/04                                     5                5
   Upper St. Clair Township, School Building
      Authority, RB Pre-Refunded @ 100 (A)
        6.625%, 05/15/06                                   220              248
   West Manheim Township, Water Authority, RB
        6.000%, 12/01/11                                   115              115

--------------------------------------------------------------------------------
56                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Westmoreland County, Municipal Authority,
      Special Obligation, GO (C)
        9.125%, 07/01/10                               $   155         $    181
   Willistown Township, Municipal Authority,
      RB (C)
        6.000%, 01/01/15                                    15               17
   Wrightsville, Municipal Sewer Authority,
      RB (C)
        5.625%, 11/15/08                                    35               36
   Wyoming County, Hospital Authority, Tyler
      Memorial Hospital, RB (C)
        7.400%, 01/01/05                                    35               37
   Wyoming Valley, Sanitation Authority, RB (C)
        5.125%, 07/01/07                                   155              165
   York County, Industrial Development Authority,
      York Water Project, RB Mandatory
      Put 06/01/05 @ 100
        6.000%, 06/01/10                                 1,255            1,320
   York Township, Water & Sewer Authority, RB (C)
        5.900%, 08/01/13                                   155              179
                                                                       ---------
Total Municipal Bonds
   (Cost $111,546)                                                      116,639
                                                                       ---------

Cash Equivalent -- 0.1%
   Blackrock Pennsylvania Municipal
     Money Market Portfolio                            116,564              117
                                                                       ---------
Total Cash Equivalent
   (Cost $117)                                                              117
                                                                       ---------
Total Investments -- 98.7%
   (Cost $111,663)                                                      116,756
                                                                       ---------

OTHER ASSETS AND LIABILITIES -- 1.3%
Payable for Investment Securities Purchased                                 (11)
Payable for Shares of Beneficial Interest Redeemed                          (50)
Income Distribution Payable                                                (208)
Investment Advisory Fees Payable                                            (35)
Management Fees Payable                                                     (10)
Shareholder Servicing Fees Payable                                           (6)
Other Assets and Liabilities, Net                                         1,824
                                                                       ---------
Total Other Assets & Liabilities                                          1,504
                                                                       ---------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 5,191,591 outstanding shares
   of beneficial interest                                              $ 53,628
Paid-In-Capital Class B
   (unlimited authorization -- no par value)
   based on 5,720,230 outstanding shares
   of beneficial interest                                                58,563
Undistributed net investment income                                          43
Accumulated net realized gain on investments                                933
Net unrealized appreciation on investments                                5,093
                                                                       ---------
Total Net Assets -- 100.0%                                             $118,260
                                                                       =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($56,267,972 / 5,191,591 shares)                                      $10.84
                                                                       =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($61,991,842 / 5,720,230 shares)                                      $10.84
                                                                       =========

* Denotes securities segregated by custodian for when-issued securities.

(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FHLMC/FNMA/GNMA.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        57

STATEMENT OF NET ASSETS


Massachusetts Municipal Bond Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 100.7%
MASSACHUSETTS -- 92.9%
   Fall River, GO, FSA
      Callable 02/01/13 @ 101
        5.250%, 02/01/15                                $1,000          $ 1,085
   Massachusetts Bay, Transportation Authority,
      General Transportation System Project,
      Ser A, RB
        5.875%, 03/01/15                                   185              211
        5.500%, 03/01/12                                   500              553
   Massachusetts Bay, Transportation Authority,
      General Transportation System Project,
      Ser A, RB, FGIC
        7.000%, 03/01/11                                   270              325
        7.000%, 03/01/21                                   500              628
   Massachusetts Bay, Transportation Authority,
      General Transportation System Project,
      Ser A, RB, MBIA
        7.000%, 03/01/11                                 1,100            1,328
   Massachusetts Bay, Transportation Authority,
      Ser A, RB
        5.000%, 07/01/11                                   500              544
   Massachusetts Bay, Transportation Authority,
      Ser C, SPA
      Callable 07/01/10 @ 100
        5.750%, 07/01/13                                   500              558
   Massachusetts State, College Building
      Authority Project, Senior Ser A, RB
        7.500%, 05/01/06                                   175              200
   Massachusetts State, Construction Loan,
      Ser A, RB
        5.375%, 06/01/11                                   500              556
   Massachusetts State, Construction Loan,
      Ser B, GO, FSA
      Pre-Refunded @ 100 (C)
        5.500%, 03/01/12                                 1,000            1,119
   Massachusetts State, Construction Loan,
      Ser D, GO
        6.000%, 05/01/08                                   205              233
   Massachusetts State, Construction Loan,
      Ser D, GO (D)
        6.000%, 05/01/08                                   295              337
   Massachusetts State, Construction Loan,
      Ser D, GO
      Pre-Refunded @ 100 (C)
        5.500%, 11/01/11                                   500              564
   Massachusetts State, Development Finance
      Agency, Biomedical Research Project,
      Ser C, RB Callable 08/01/10 @ 101
        6.000%, 08/01/11                                   210              233

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development Finance
      Agency, Boston University Project,
      Ser R-4, RB (A) (B)
        0.710%, 10/01/42                                $  300          $   300
   Massachusetts State, Development Finance
      Agency, College of Pharmacy & Allied
      Health Sciences Project, RB
        5.000%, 07/01/10                                   175              181
   Massachusetts State, Development Finance
      Agency, College of Pharmacy Project,
      Ser B, RB
        5.875%, 07/01/07                                   295              322
   Massachusetts State, Development Finance
      Agency, Deerfield Academy Project,
      Ser A, RB
        5.000%, 10/01/11                                   560              613
   Massachusetts State, Development Finance
      Agency, May Institute Issue, RB,
      Radian Insured
        5.500%, 09/01/08                                   300              333
   Massachusetts State, Development Finance
      Agency, Visual & Performing Arts
      Project, RB
        5.750%, 08/01/14                                   500              569
   Massachusetts State, Development Finance
      Agency, Williston Northampton School
      Project, RB Callable 10/01/08 @ 102 (E)
        6.000%, 10/01/13                                   175              178
   Massachusetts State, Federal Highway
      Project, Ser A, RB, MBIA
        5.250%, 12/15/12                                   500              549
   Massachusetts State, Health & Educational
      Facilities Authority, Baystate
      Medical Center Project, Ser F, RB
        5.000%, 07/01/10                                   250              264
   Massachusetts State, Health & Educational
      Facilities Authority, Boston College
      Project, Ser N, RB
        5.000%, 06/01/10                                   750              813
   Massachusetts State, Health & Educational
      Facilities Authority, Cape Cod
      Healthcare Project, Ser C, RB
        5.250%, 11/15/11                                   300              324
   Massachusetts State, Health & Educational
      Facilities Authority, Capital Assets
      Program, Ser D, RB, MBIA (A) (B)
        0.850%, 01/01/35                                   500              500


--------------------------------------------------------------------------------
58                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health & Educational
      Facilities Authority, Eye & Ear
      Infirmary Project, Ser B, RB, ACA Insured
        5.000%, 07/01/05                                $  195          $   206
   Massachusetts State, Health & Educational
      Facilities Authority, Harvard
      University Project, Ser FF, RB
        5.000%, 07/15/12                                 1,000            1,088
   Massachusetts State, Health & Educational
      Facilities Authority, Harvard
      University Project, Ser Z, RB
        5.500%, 01/15/11                                   500              562
   Massachusetts State, Health & Educational
      Facilities Authority, Melrose
      Wakefield Hospital Project, Ser B,
      RB (D)
        6.125%, 07/01/04                                    45               47
   Massachusetts State, Health & Educational
      Facilities Authority, North Adams
      Regional Hospital Project, Ser C, RB
      Callable 07/01/06 @ 102
        6.750%, 07/01/09                                   200              199
   Massachusetts State, Health & Educational
      Facilities Authority, Partners
      Healthcare Project, RB
        5.000%, 07/01/12                                   750              803
   Massachusetts State, Health & Educational
      Facilities Authority, Partners
      Healthcare Systems Project,
      Ser P-2, RB, FSA (A) (B)
        0.800%, 07/01/27                                   200              200
   Massachusetts State, Health & Educational
      Facilities Authority, Tufts
      University Project, Ser J, RB
        5.500%, 08/15/15                                   605              679
   Massachusetts State, Health & Educational
      Facilities Authority, Vinfen Issue,
      Ser A, RB, ACA Insured
        5.000%, 11/15/08                                   100              108
   Massachusetts State, Health & Educational
      Facilities Authority, Winchester
      Hospital Project, Ser D, RB Callable
      07/01/04 @ 102
        5.750%, 07/01/24                                   500              520
   Massachusetts State, Health & Educational
      Facilities Authority, Youville Hospital
      Project, Ser B, RB Pre-Refunded @ 102 (C)
        6.125%, 02/15/04                                    75               78

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Housing Finance
      Agency, Housing Project, Ser A, RB,
      AMBAC Callable 11/10/03 @ 102
        5.950%, 10/01/08                                 $  15          $    15
   Massachusetts State, Housing Finance
      Agency, Ser B, RB, MBIA
        5.550%, 12/01/04                                   500              520
   Massachusetts State, Housing Finance
      Agency, Single-Family Housing Project,
      Ser 44, RB
      Callable 06/01/05 @ 102
        5.900%, 12/01/13                                   200              204
   Massachusetts State, Industrial Finance
      Agency, Pollution Control Authority,
      Boston Edison Project,
      Ser A, RB Callable 02/01/04 @ 102
        5.750%, 02/01/14                                   925              947
   Massachusetts State, Industrial Finance
      Agency, Springfield College
      Project, RB
        5.625%, 09/15/10                                   100              102
   Massachusetts State, Municipal Wholesale
      Electric Authority, Nuclear Project
      No. 3-A, RB, MBIA
        5.000%, 07/01/10                                 1,000            1,078
   Massachusetts State, Municipal Wholesale
      Electric Authority, Nuclear Project
      No. 5-A, RB, MBIA
        5.000%, 07/01/09                                   700              762
   Massachusetts State, Port Authority,
      Ser A, RB
        5.750%, 07/01/11                                   175              195
        5.750%, 07/01/12                                   750              833
   Massachusetts State, Ser A, GAN
        5.750%, 06/15/07                                    75               83
   Massachusetts State, Ser A, GAN, MBIA
        5.500%, 12/15/13                                 1,000            1,116
   Massachusetts State, Ser A, GO
        6.000%, 11/01/06                                   150              168
        6.000%, 11/01/10                                 1,000            1,151
        6.000%, 11/01/11                                   875            1,003
   Massachusetts State, Ser A, GO, AMBAC
        6.000%, 11/01/08                                   245              282
   Massachusetts State, Ser B, GO, FGIC
        7.000%, 07/01/09                                   600              720
   Massachusetts State, Ser B, RB,
      FSA (D)
        6.500%, 08/01/08                                   600              705
   Massachusetts State, Ser C, GO, FGIC
        6.000%, 08/01/09                                   850              979
   Massachusetts State, Ser D, GO, MBIA
        5.500%, 11/01/12                                 1,000            1,110


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        59

STATEMENT OF NET ASSETS


Massachusetts Municipal Bond Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Ser G, GO
        5.000%, 12/01/10                                $  875          $   956
   Massachusetts State, Special Obligation,
      GAN, FSA
        5.000%, 12/15/09                                 1,000            1,102
   Massachusetts State, Water Resources
      Authority, Ser A, RB
        6.500%, 07/15/08                                 1,000            1,163
        6.500%, 07/15/09                                 1,070            1,262
   Massachusetts State, Water Resources
      Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                 1,050            1,219
   Massachusetts State, Water Resources
      Authority, Ser B, RB, MBIA
        6.250%, 12/01/11                                   600              705
   Massachusetts State, Water Resources
      Authority, Ser C, RB
        6.000%, 12/01/11                                   275              320
   Nantucket, GO
      Callable 11/10/03 @ 101
        6.800%, 12/01/11                                    15               15
   Worcester, Ser B, GO, FGIC
        5.250%, 10/01/10                                   400              444
                                                                        --------
                                                                         37,069
                                                                        --------
GUAM -- 3.5%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/11                                 1,250            1,413
                                                                        --------
PUERTO RICO -- 3.2%
   Puerto Rico Commonwealth, Highway &
      Transportation Authority, RB, FGIC
        5.250%, 07/01/10                                   500              556
   Puerto Rico Commonwealth, Highway &
      Transportation Authority, Ser Y,
      RB, MBIA
        6.250%, 07/01/14                                    50               59
   Puerto Rico, Electric Power Authority,
      Ser KK, RB, FSA
        5.250%, 07/01/12                                   600              664
                                                                        --------
                                                                          1,279
                                                                        --------
VIRGIN ISLANDS -- 1.1%
   Virgin Islands, Public Financing Authority,
      Gross Receipts Taxes, Loan Note Project,
      Ser A, RB
        5.625%, 10/01/10                                   400              417
                                                                        --------
Total Municipal Bonds
   (Cost $39,064)                                                        40,178
                                                                        --------
Total Investments -- 100.7%
   (Cost $39,064)                                                        40,178
                                                                        --------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Payable for Investment Securities Purchased                             $  (813)
Payable for Shares of Beneficial Interest Redeemed                           (5)
Income Distribution Payable                                                  (9)
Investment Advisory Fees Payable                                            (11)
Management Fees Payable                                                      (8)
Other Assets and Liabilities, Net                                           567
                                                                        --------
Total Other Assets & Liabilities                                           (279)
                                                                        --------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 3,895,092 outstanding shares
   of beneficial interest                                                38,249
Undistributed net investment income                                           1
Accumulated net realized gain on investments                                535
Net unrealized appreciation on investments                                1,114
                                                                        --------
Total Net Assets -- 100.0%                                              $39,899
                                                                        ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.24
                                                                        ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) These securities were deemed illiquid for the purposes of the Investment Company Act of 1940. The total value of such securities as of August 31, 2003 was $178,085.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
60                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

New Jersey Municipal Bond Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
NEW JERSEY -- 92.7%
   Atlantic County, Public Facilities
      Lease Agreement, COP, FGIC
        6.000%, 03/01/13                                $1,000          $ 1,155
   Bergen County, Utilities Authority,
      Water Pollution Control Project,
      Ser A, RB, FGIC
        5.000%, 12/15/10                                 1,000            1,097
   Burlington County, Bridge Commission,
      Governmental Leasing Program, RB
        5.000%, 08/15/12                                 1,225            1,319
   Burlington County, Bridge
      Commission, RB
        5.250%, 10/01/13                                 1,065            1,165
   Camden County, Improvement Leasing
      Authority, Ser A, RB, FGIC
        5.000%, 09/01/11                                 3,000            3,236
   Freehold, Regional High School District,
      GO, FGIC
        5.000%, 03/01/15                                 1,280            1,371
   Jersey City, Municipal Utilities
      Authority, RB, FSA
        5.000%, 04/01/06                                 2,015            2,178
   Jersey City, School Board Reserve
      Fund, Ser A, GO
        6.250%, 10/01/11                                 1,225            1,446
   Lafayette Yard, Community Development
      Authority, Trenton Hotel/Conference
      Center Project, RB, MBIA
      Pre-Refunded @ 101 (D)
        6.125%, 04/01/10                                   500              585
        5.250%, 04/01/10                                   540              604
   Mantua Township, School Board Reserve
        Fund, GO, MBIA Pre-Refunded @ 100 (D)
        5.700%, 03/01/09                                   850              965
   Monmouth County, Improvement Authority,
      Middletown Board of Education Project, RB
        5.000%, 08/01/05                                 1,000            1,067
   Morris County, General Improvements, GO
        3.400%, 09/01/05                                 1,120            1,165
   New Jersey, Economic Development Authority,
      Arbor Glen Project, Ser A, RB
      Pre-Refunded @ 102 (D)
        8.750%, 05/15/06                                   870            1,044
   New Jersey, Economic Development
      Authority, Bayonne/IMTT Project,
      Ser B, RB (A) (B) (C)
        0.800%, 12/01/27                                   400              400

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey, Economic Development
      Authority, Department of Human
      Services Project, Ser A, RB
        5.100%, 07/01/05                                $  380          $   403
   New Jersey, Economic Development
      Authority, El Dorado Terminals
      Project, Ser B, RB (A) (B) (C)
        0.800%, 12/01/21                                   100              100
   New Jersey, Economic Development
      Authority, Harrogate Project, Ser A, RB
        5.550%, 12/01/07                                   400              423
   New Jersey, Economic Development Authority,
      Harrogate Project, Ser A, RB Callable
      12/01/07 @ 102
        5.650%, 12/01/08                                   200              213
   New Jersey, Economic Development Authority,
      Masonic Charity Foundation Project, RB
      Callable 06/01/11 @ 102
        5.000%, 06/01/12                                   890              942
   New Jersey, Economic Development Authority,
      Senior Lien, Ser A, RB, MBIA
        5.000%, 07/01/09                                 1,260            1,381
   New Jersey, Economic Development Authority,
      Transportation Project, Ser A, RB, FSA
        5.000%, 05/01/08                                 1,010            1,106
   New Jersey, Economic Development Authority,
       Trenton Office Complex, RB, FSA
        5.250%, 06/15/11                                 1,400            1,541
   New Jersey, Educational Facilities Authority,
      Rider University Project, RB,
      Radian Insured
        5.000%, 07/01/05                                 1,480            1,568
   New Jersey, Healthcare Facilities Financing
      Authority, Atlantic City Medical
      Center Project, RB
        5.500%, 07/01/07                                 1,000            1,074
   New Jersey, Healthcare Facilities Financing
      Authority, Burdette Tomlin Memorial
      Hospital Project, RB
      Callable 07/01/09 @ 101
        5.250%, 07/01/11                                   535              571
   New Jersey, Healthcare Facilities Financing
      Authority, Palisades Medical Center
      Project, RB, ACA Insured
      Callable 07/01/09 @ 101
        4.800%, 07/01/10                                   615              634
   New Jersey State, Educational Facilities
      Authority, Beth Medrash Govoha
      America Project, Ser G, RB
        5.400%, 07/01/05                                   260              269


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        61

STATEMENT OF NET ASSETS


New Jersey Municipal Bond Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Educational Facilities
      Authority, Capital Improvements Fund,
      Ser A, RB
        5.000%, 09/01/05                                $2,185          $ 2,335
   New Jersey State, Educational Facilities
      Authority, Capital Improvements Fund,
      Ser A, RB, FSA
        5.500%, 09/01/11                                 1,000            1,120
   New Jersey State, Garden State
      Preservation Trust, Ser A, RB, FSA
        5.250%, 11/01/11                                 2,000            2,202
   New Jersey State, GO
      Pre-Refunded @ 100 (D)
        6.000%, 05/01/10                                 1,500            1,735
   New Jersey State, Ser A, COP
        5.250%, 06/15/09                                 2,000            2,220
   New Jersey State, Transportation
      Administration, Federal
      Transportation Grants, Ser B,
      COP, AMBAC
        5.500%, 09/15/11                                 3,450            3,829
   New Jersey State, Transportation
      Trust Fund, Transportation Systems
      Project, Ser A, RB
        5.000%, 06/15/08                                 1,140            1,262
   New Jersey State, Transportation
      Trust Fund, Transportation Systems
      Project, Ser A, RB
      Pre-Refunded @ 100 (D)
        5.250%, 06/15/08                                 2,000            2,236
   New Jersey State, Turnpike Authority,
      Ser A, RB, MBIA
        5.750%, 01/01/10                                 2,050            2,325
   North Hudson, Sewer Authority,
      Ser A, RB, FGIC
        5.000%, 08/01/11                                 2,440            2,647
   Ocean County, Waste Utilities
      Authority, RB, FGIC
        5.250%, 01/01/10                                 1,910            2,098
   Ocean Township, Sewer Authority,
      Ser B, RB
        5.250%, 12/01/09                                 1,000            1,119

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Rahway, COP, MBIA
      Callable 02/15/10 @ 101
        5.400%, 02/15/13                                $  475          $   515
        5.300%, 02/15/12                                   450              488
   Southeast Morris County, Water
      Authority, RB, MBIA Callable
      01/01/11 @ 100
        5.000%, 01/01/13                                 1,215            1,287
   Stony Brook, Regional Sewer
      Authority, RB
        5.000%, 12/01/14                                   215              231
        5.000%, 12/01/15                                   370              398
   West Orange, GO
      Callable 02/15/10 @  100
        5.450%, 02/15/13                                   980            1,062
                                                                        --------
                                                                         58,131
                                                                        --------
PUERTO RICO -- 6.0%
   Puerto Rico, Electric Power
      Authority, Ser KK, RB
        5.000%, 07/01/08                                 1,000            1,080
   Puerto Rico, Municipal Finance
      Agency, Ser B, GO, FSA
      Callable 08/01/09 @ 101
        5.750%, 08/01/12                                 1,000            1,132
   Puerto Rico, Public Buildings
      Authority, Government Facilities
      Project, Ser C, RB
        5.500%, 07/01/12                                   400              437
   Puerto Rico, Public Buildings
      Authority, Government Facilities
      Project, Ser G, RB
        5.000%, 07/01/12                                 1,000            1,089
                                                                        --------
                                                                          3,738
                                                                        --------
Total Municipal Bonds
   (Cost $59,698)                                                        61,869
                                                                        --------
Total Investments -- 98.7%
   (Cost $59,698)                                                        61,869
                                                                        --------

--------------------------------------------------------------------------------
62                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Payable for Shares of Beneficial Interest Redeemed                      $   (76)
Income Distribution Payable                                                 (10)
Investment Advisory Fees Payable                                            (20)
Management Fees Payable                                                     (22)
Other Assets and Liabilities, Net                                           967
                                                                        --------
Total Other Assets & Liabilities                                            839
                                                                        --------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 6,074,096 outstanding shares
   of beneficial interest                                                59,802
Undistributed net investment income                                           8
Accumulated net realized gain on investments                                727
Net unrealized appreciation on investments                                2,171
                                                                        --------
Total Net Assets -- 100.0%                                              $62,708
                                                                        ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.32
                                                                        ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        63

STATEMENT OF NET ASSETS


New York Municipal Bond Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
NEW YORK -- 95.2%
   Battery Park, City Authority,
      Ser A, RB Callable 11/01/03 @ 102
        5.000%, 11/01/08                                 $  60          $    62
   Buffalo, Ser D, GO, FGIC
        5.250%, 12/15/10                                   900              995
   Jay Street, Building Development,
      Jay Street Project, Ser A-2, RB
      (A) (B) (C)
        0.770%, 05/01/20                                   100              100
   Long Island, Power Authority,
      New York Electric Systems Project,
      Ser A, RB, AMBAC
        6.000%, 12/01/07                                   500              572
        5.500%, 12/01/08                                 1,000            1,129
   Long Island, Power Authority,
      New York Electric Systems Project,
      Ser A, RB, FSA (E)
        5.500%, 12/01/12                                 1,500            1,698
        5.500%, 12/01/13                                 1,475            1,675
   Long Island, Power Authority,
      New York Electric Systems Project,
      Sub-Ser 8-F, RB, MBIA
        5.000%, 04/01/11                                   400              431
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA
        5.000%, 11/15/11                                 1,550            1,684
   Nassau County, Industrial Development
      Authority, Hofstra University
      Project, RB, MBIA
        5.250%, 07/01/08                                   100              111
        5.250%, 07/01/10                                   475              525
   Nassau County, Interim Finance
      Authority, Second Ser A-1, RB,
      AMBAC Callable 11/15/11 @ 100
        5.375%, 11/15/14                                   250              273
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                   100              114
   Nassau, Healthcare Facilities
      Authority, RB, FSA Callable
      08/01/09 @ 102
        6.000%, 08/01/11                                 1,000            1,136
   New York & New Jersey, Port
      Authority, 85th Ser, RB, AMBAC
        5.200%, 09/01/15                                 1,215            1,329
   New York City, Cultural American
      Facility, Museum of American
      Folk Art, RB, ACA Insured
        5.250%, 07/01/08                                   540              581
   New York City, Local Assistance
      Project, Ser E, RB
        6.000%, 04/01/14                                 1,040            1,177

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Metropolitan
      Transportation Authority,
      Ser A, RB, FSA
        5.250%, 11/15/08                                $  555          $   620
   New York City, Metropolitan
      Transportation Authority,
      Ser F, RB, MBIA
        5.000%, 11/15/10                                   650              711
   New York City, Mount Sinai
      School District, GO, AMBAC
        6.200%, 02/15/14                                   500              585
   New York City, Municipal Assistance
      Authority, Ser E, RB
      Callable 07/01/06 @ 101
        5.125%, 07/01/07                                   500              541
   New York City, Municipal Assistance
      Authority, Ser L, RB
        6.000%, 07/01/08                                   750              857
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB (E)
        6.000%, 06/15/09                                 1,000            1,160
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB, AMBAC
        5.875%, 06/15/13                                   750              859
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB, FGIC
        6.000%, 06/15/10                                 1,000            1,149
   New York City, Ser A, GO
        5.250%, 08/01/08                                   500              541
        5.250%, 11/01/09                                   750              811
        5.000%, 08/01/09                                   500              532
   New York City, Ser B, GO
        7.500%, 02/01/07                                    15               15
        7.250%, 08/15/07                                 2,000            2,320
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07                                 1,000            1,197
   New York City, Ser C, GO
        5.250%, 08/01/09                                 1,000            1,079
        5.000%, 08/01/07                                 1,000            1,072
   New York City, Ser D, GO
      Callable 02/15/05 @ 101
        5.750%, 02/15/07                                   240              254
   New York City, Ser D, GO
      Pre-Refunded @ 101 (D)
        5.750%, 02/15/05                                   160              172
   New York City, Ser G, GO
        5.500%, 08/01/09                                 1,500            1,638
        5.000%, 08/01/07                                   750              804
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                   300              332


--------------------------------------------------------------------------------
64                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser J, GO
      Callable 08/01/07 @ 101
        6.125%, 08/01/11                                $1,000          $ 1,088
   New York City, Sub-Ser B-2, GO
      (A) (B) (C)
        0.770%, 08/15/19                                   200              200
   New York City, Transitional Finance
      Authority, Future Tax Secured Project,
      Second Ser A, RB
      Callable 11/01/11 @ 100
        5.500%, 11/01/26                                   500              552
   New York City, Transitional Finance
      Authority, Future Tax Secured Project,
      Ser A, RB Callable 08/15/07 @ 101
        5.000%, 08/15/11                                    55               59
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Pre-Refunded @ 101 (A) (D)
        5.500%, 02/15/10                                 1,000            1,135
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
        5.500%, 02/01/09                                 1,280            1,426
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 02/01/11 @ 100
        5.250%, 02/01/29                                   750              806
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 05/15/08 @ 101
        5.000%, 11/15/09                                   305              331
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 05/15/10 @ 101
        6.000%, 11/15/10                                   500              577
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
        5.500%, 02/01/10                                 1,250            1,389
        5.500%, 02/01/11                                 1,000            1,109
   New York City, Transitional Finance
      Authority, Ser F, RB (E)
        5.500%, 02/01/09                                 1,060            1,194
   New York City, Transportation
      Facilities Authority, Livingston
      Plaza Project, RB, FSA (E)
        5.400%, 01/01/18                                   105              114

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transportation
      Facilities Authority, Ser A, COP, AMBAC
        5.625%, 01/01/10                                $  435          $   487
   New York State, Dormitory Authority,
      City University System, Special
      Obligation, Ser D, RB, FGIC
        5.750%, 07/01/12                                 1,000            1,135
   New York State, Dormitory Authority,
      Fordham University Project, RB, FGIC
        5.000%, 07/01/09                                 1,000            1,096
   New York State, Dormitory Authority,
      Manhattan College, RB,
      Radian Insured
        5.500%, 07/01/11                                   900              986
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser B, RB
        6.500%, 08/15/08                                   250              289
        6.500%, 08/15/09                                   400              464
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser G, RB, AMBAC
        5.250%, 08/15/09                                   385              426
   New York State, Dormitory Authority,
      Montefiore Medical Center Project,
      RB, AMBAC
        5.750%, 08/01/07                                   500              562
   New York State, Dormitory Authority,
      New York University Project,
      Ser A, RB, MBIA
        6.000%, 07/01/19                                   100              116
   New York State, Dormitory Authority,
      Presbyterian Hospital Project, RB, AMBAC
        5.500%, 02/01/09                                   300              333
        5.500%, 08/01/09                                   500              559
   New York State, Dormitory Authority,
      Presbyterian Hospital Project, RB,
      AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                   105              111
   New York State, Dormitory Authority,
      Ryan/Clinton Community Health Project, RB
        5.400%, 07/01/09                                   250              274
   New York State, Dormitory Authority,
      School Districts Financing Program,
      Ser A, RB, MBIA
        5.250%, 10/01/09                                 1,500            1,670
        5.250%, 10/01/10                                   500              554
   New York State, Dormitory Authority,
      Ser B, RB Callable 05/15/12 @ 100
        5.250%, 11/15/23                                 1,000            1,064


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        65

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
      State Universities Project,
      Ser A, RB, FGIC
        7.500%, 05/15/13                               $   600          $   758
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, AMBAC Callable
      05/15/10 @ 101
        5.250%, 05/15/15                                 1,170            1,278
   New York State, Dormitory Authority,
      State University Educational
      Facilities, RB, MBIA
      Callable 05/15/10 @ 101
        6.000%, 05/15/15                                 1,000            1,131
   New York State, Dormitory Authority,
      West Chester County Project, RB
        5.000%, 08/01/08                                   140              154
   New York State, Environmental Facilities
      Authority, New York City Municipal
      Project, Sub-Ser E, RB
        5.000%, 06/15/09                                 1,000            1,097
   New York State, Environmental Facilities
      Authority, New York City Water
      Project, RB
        5.750%, 06/15/08                                     5                6
        5.750%, 06/15/09                                     5                6
        5.750%, 06/15/10                                    35               40
        5.750%, 06/15/11                                   180              205
        5.750%, 06/15/12                                   105              120
   New York State, Environmental Facilities
      Authority, New York City Water
      Project, RB (E)
        5.750%, 06/15/08                                    40               46
        5.750%, 06/15/09                                    40               46
        5.750%, 06/15/10                                   260              298
        5.750%, 06/15/11                                 1,180            1,354
        5.750%, 06/15/12                                   695              799
   New York State, Environmental Facilities
      Authority, Revolving Funds, RB
        5.000%, 06/15/12                                 1,000            1,083
   New York State, Environmental Facilities
      Authority, State Water Project,
      Ser A, RB (E)
        5.750%, 06/15/08                                   340              388
        5.750%, 06/15/09                                   355              407
        5.750%, 06/15/10                                   205              235
        5.750%, 06/15/11                                   640              734
        5.750%, 06/15/12                                   350              402
   New York State, GO
        6.000%, 07/15/06                                   150              166

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, GO
      Callable 07/15/06 @ 101
        5.200%, 07/15/07                               $   100          $   108
   New York State, Housing Finance
      Agency, Ser K, RB
        5.000%, 03/15/10                                 1,000            1,067
   New York State, Local Government
      Assistance, Ser A, RB
        6.000%, 04/01/06                                   150              165
   New York State, Local Government
      Assistance, Ser A-2, RB
        5.000%, 04/01/10                                 1,000            1,082
   New York State, Metropolitan
      Transportation Authority,
      Ser A, RB, FSA
        5.250%, 11/15/12                                   500              551
   New York State, Metropolitan
      Transportation Authority,
      Ser A, RB, MBIA (E)
        7.000%, 07/01/06                                   250              286
   New York State, Mortgage Agency,
      26th Ser, RB Callable 07/01/10 @ 100
        5.350%, 10/01/16                                   280              283
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 35, RB Callable 03/01/04 @ 102
        5.300%, 10/01/16                                   255              263
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                   455              462
   New York State, Municipal Assistance,
      Ser M, RB
        5.500%, 07/01/08                                   250              280
   New York State, Ser F, GO, AMBAC
        5.500%, 09/15/08                                   750              844
   New York State, Thruway & Highway
      Authority, Ser C, RB, MBIA
        5.500%, 04/01/12                                   750              835
   New York State, Thruway & Highway
      Board, Ser A, RB, FSA
        5.250%, 04/01/11                                 1,150            1,261
   New York State, Thruway & Highway
      Board, Ser B, RB, FGIC
      Callable 04/01/2008 @ 101
        5.250%, 04/01/11                                 1,000            1,081
   New York State, Thruway Authority,
      Local Highway & Bridge Service
      Contract, RB
        5.500%, 04/01/08                                   750              828


--------------------------------------------------------------------------------
66                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB
      Callable 06/01/06 @ 100
        5.250%, 06/01/12                                $1,000          $ 1,028
   New York State, Transitional Finance
      Authority, Future Tax Secured,
      Ser B, RB Callable 05/15/10 @ 101
        6.000%, 11/15/11                                   750              855
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser SR, RB (E)
        5.500%, 01/01/12                                   560              624
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser Y, RB (E)
        5.800%, 01/01/06                                   175              191
   New York State, Triborough Bridge &
      Tunnel Authority, Ser B, RB
        5.000%, 11/15/09                                 1,000            1,098
   New York State, Triborough Bridge &
      Tunnel Authority, Ser X, RB (E)
        6.625%, 01/01/12                                 1,160            1,390
   New York State, Urban Development,
      Correctional Facilities Project,
      Ser A, RB, AMBAC
        5.500%, 01/01/09                                   200              223
   New York State, Urban Development,
      Correctional Facilities Project,
      Ser A, RB, FSA
        6.500%, 01/01/10                                   650              759
   New York State, Urban Development,
      Personal Income Tax Project,
      Ser A-1, RB
        5.000%, 12/15/11                                   250              269
   New York State, Urban Development,
      Personal Income Tax Project,
      Ser C-1, RB
        5.000%, 03/15/10                                   750              807
   New York State, Urban Development,
      Ser A, RB
        5.500%, 01/01/17                                 1,000            1,087
        5.250%, 01/01/11                                 1,000            1,094
        5.000%, 01/01/17                                   250              264
   Schenectady, Industrial Development
      Authority, Union College Project,
      Ser A, RB, AMBAC
        5.250%, 07/01/09                                 1,000            1,109

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Institute,
      Ser A, RB
        5.500%, 09/01/10                                $  400          $   446
   West Chester County, Health & Hospital
      Project, Sub-Ser B, RB
        5.750%, 11/01/07                                 2,000            2,270
                                                                        --------
                                                                         84,610
                                                                        --------
PUERTO RICO -- 3.0%
   Puerto Rico Commonwealth, Electric
      Power Authority, RB, MBIA
        5.000%, 07/01/15                                   750              809
   Puerto Rico Commonwealth, GO, FGIC
        5.250%, 07/01/09                                 1,000            1,117
   Puerto Rico Commonwealth, Highway &
      Transportation Authority,
      Ser Y, RB, MBIA
        6.250%, 07/01/14                                   125              149
   Puerto Rico Commonwealth, Highway &
      Transportation Authority,
      Ser Z, RB, MBIA
        6.250%, 07/01/14                                   500              595
                                                                        --------
                                                                          2,670
                                                                        --------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                   400              417
                                                                        --------
Total Municipal Bonds
   (Cost $84,592)                                                        87,697
                                                                        --------
Total Investments -- 98.7%
   (Cost $84,592)                                                        87,697
                                                                        --------

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        67

STATEMENT OF NET ASSETS


New York Municipal Bond Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Payable for Shares of Beneficial Interest Redeemed                      $   (69)
Income Distribution Payable                                                 (13)
Investment Advisory Fees Payable                                            (25)
Management Fees Payable                                                     (17)
Other Assets and Liabilities, Net                                         1,293
                                                                        --------
Total Other Assets & Liabilities                                          1,169
                                                                        --------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 8,490,384 outstanding shares
   of beneficial interest                                                85,333
Undistributed net investment income                                           5
Accumulated net realized gain on investments                                423
Net unrealized appreciation on investments                                3,105
                                                                        --------
Total Net Assets -- 100.0%                                              $88,866
                                                                        ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.47
                                                                        ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
68                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

California Municipal Bond Fund
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.4%
CALIFORNIA -- 89.5%
   ABAG, Financial Authority Not-For-Profit,
      Channing House Project, COP
        4.900%, 02/15/09                                 $ 780         $    799
        4.650%, 02/15/06                                   480              497
   ABAG, Financial Authority Not-For-Profit,
      YMCA of San Francisco Refinancing
      Project, Ser A, COP, ACA Insured
        4.400%, 10/01/06                                   100              106
        4.300%, 10/01/05                                   100              105
        4.200%, 10/01/04                                   100              103
   Alameda, Public Financing
      Authority, RB
        4.600%, 09/02/03                                   500              500
   Burlingame, Lease Financing Authority,
      Library Reconstruction Project,
      RB Callable 12/01/05 @ 102
        5.000%, 12/01/07                                   510              550
   California State, GO
        5.250%, 02/01/11                                 7,000            7,632
        5.250%, 02/01/18                                 2,000            2,067
        5.000%, 04/01/10                                 3,000            3,251
        4.750%, 09/01/12                                 1,000            1,029
   California State, GO
      Callable 08/01/13 @ 100
        5.250%, 02/01/14                                 4,000            4,213
   California State, GO, FGIC
        4.250%, 09/01/08                                 3,500            3,739
   California State, GO, MBIA
        6.000%, 02/01/10                                 1,100            1,249
        5.500%, 04/01/10                                 1,000            1,113
   California State, Infrastructure &
      Economic Development Authority,
      Bay Area Toll Bridges Project,
      Ser A, RB, FSA
        5.000%, 07/01/11                                 2,000            2,173
   California State, Metropolitan
      Water District, Ser A, RB
      Callable 01/01/08 @ 101
        5.500%, 07/01/09                                 1,250            1,391
   California State, Public Works Board,
      Department of Corrections State
      Prison Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                 1,500            1,708
   California State, Public Works Board,
      UCLA Replacement Hospital Project,
      Ser A, RB, FSA
        4.750%, 10/01/09                                 1,930            2,093

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Resources Efficiency
      Financing Authority, Capital
      Improvements Program, COP, AMBAC
        6.000%, 04/01/09                                $1,420         $  1,626
   California State, Union Elementary
      School District, Ser B, GO,
      FGIC Callable 09/01/12 @ 101
        5.375%, 09/01/13                                 1,000            1,096
   California State, Urban Development
      Agency, TA, MBIA
        5.000%, 05/01/07                                 1,000            1,095
   California State, Water Department,
      Central Valley Project,
      Ser Z, RB, FGIC
        5.000%, 12/01/10                                 2,470            2,715
        4.000%, 12/01/09                                 3,000            3,162
   California State, Water Department,
      Ser A, RB, MBIA
        5.250%, 05/01/09                                 8,500            9,389
   California Statewide, Communities
      Development Authority, Fremont
      Rideout Project, Ser A, RB, AMBAC (A) (B)
        0.750%, 01/01/31                                   100              100
   California Statewide, Communities
      Development Authority, John Muir/
      Mount Diablo Health Project, COP, AMBAC
      (A) (B)
        0.710%, 08/15/27                                   235              235
   Colton, Public Financing Authority,
      Electric Generation Factory
      Project, RB, AMBAC
        4.500%, 04/01/12                                 1,515            1,579
   Contra Costa, Water Treatment
      Authority, Ser A, RB, FGIC
        4.000%, 10/01/07                                 2,085            2,224
   Corona-Norco, Unified School District,
      Capital Appreciation Project,
      Ser B, Zero Coupon, GO, FSA
        0.000%, 09/01/12                                 1,005              678
        0.000%, 09/01/13                                 1,000              635
   Culver City, Redevelopment Finance
      Authority, Ser B, TA
        4.800%, 11/01/04                                   435              446
        4.700%, 11/01/03                                   320              321
   Del Mar, Race Track Authority,
      RB Callable 08/15/06 @ 102
        6.000%, 08/15/08                                 1,000            1,068


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        69

STATEMENT OF NET ASSETS

August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   El Monte, Water Authority,
      BAN Callable 09/01/04 @ 100.5
        4.050%, 09/01/06                                $1,000         $  1,012
   Fairfield, Housing Authority,
      Creekside Estates Mobile Homes Project, RB
        5.150%, 09/01/07                                   220              220
        5.050%, 09/01/06                                   265              265
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
        5.100%, 10/01/09                                   360              382
        4.900%, 10/01/07                                 1,345            1,435
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment Project,
      Ser A, TA Callable 10/01/09 @ 101
        5.200%, 10/01/10                                 1,615            1,689
   Fresno, Joint Powers Finance
      Authority, RB, AMBAC
      Callable 08/01/10 @ 102
        5.500%, 08/01/15                                 1,445            1,595
   Hacienda La Puente, Capital
      Appreciation, Ser A, Zero Coupon, GO, MBIA
        0.000%, 08/01/15                                 1,200              677
   Intermodal, Container Transfer
      Facility, Joint Powers Authority,
      Ser A, RB, AMBAC
        5.000%, 11/01/10                                 1,465            1,609
   Irvine Ranch, Water District,
      Construction Improvements
      Projects, GO (A) (B) (C)
      Callable 10/01/03 @ 100
        0.710%, 06/01/15                                 2,360            2,360
   Kern, Community College District,
      Safety Repair & Improvements
      Project, Ser A, GO, FGIC
        4.000%, 11/01/08                                 1,565            1,666
   Lake Elsinore, Public Financing
      Authority, Local Agency Project,
      Ser G, RB
        5.100%, 09/02/04                                   200              206
   Lodi, Electric Systems Authority,
      Capital Appreciation, Ser B,
      Zero Coupon, COP, MBIA
      Pre-Refunded @ 90.35 (D)
        0.000%, 01/15/09                                 1,000              750
   Los Angeles County, Metropolitan
      Transit Authority, Ser A, RB, FSA
        5.000%, 07/01/11                                 2,570            2,792
   Los Angeles County, Sanitation
      Districts Financing Authority,
      Ser A, RB, FSA
        4.000%, 10/01/09                                 1,000            1,052

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles, Community Redevelopment
      Authority, Cinerama Dome Public
      Parking Project, RB, ACA Insured (C)
        4.700%, 07/01/05                                 $ 510         $    529
        4.700%, 07/01/06                                   505              527
   Los Angeles, Ser A, GO, MBIA
        4.000%, 09/01/09                                 5,910            6,220
   Los Angeles, Sonnelblick Del Rio West,
      COP, AMBAC
        5.375%, 11/01/10                                 2,130            2,390
        5.000%, 11/01/05                                 1,095            1,180
   Los Angeles, Unified School District,
      GO, MBIA
        5.500%, 07/01/11                                 2,000            2,240
   Los Angeles, Unified School District,
      Ser A, GO, MBIA
        5.000%, 07/01/10                                 1,000            1,094
   Los Angeles, Unified School District,
      Ser F, GO, FSA
        4.500%, 07/01/10                                 1,000            1,064
   Los Angeles, Water & Power Authority,
      Ser A, RB, MBIA
        5.000%, 07/01/10                                 4,890            5,348
        5.000%, 07/01/11                                 2,500            2,716
   Marin, Municipal Water District Authority,
      RB, AMBAC
        4.000%, 07/01/09                                 1,000            1,051
   Northern California, Public Power Agency,
      Ser A, RB, MBIA
        5.850%, 07/01/10                                 2,140            2,444
   Ontario, Redevelopment Financing Authority,
      Center City & Cimarron Project
      No. 1, RB, MBIA
        5.000%, 08/01/11                                 1,270            1,381
   Orange County, Sanitation Districts,
      Ser B, COP (A) (B)
        0.750%, 08/01/30                                 2,600            2,600
   Redwood City, Elementary School District,
      GO, FGIC
        5.000%, 08/01/15                                 2,275            2,441
   Richmond, Joint Powers Finance Authority,
      Port Terminal Lease Project,
      RB, ACA Insured
        4.350%, 06/01/06                                 1,100            1,158
        4.250%, 06/01/05                                   585              609
   Riverside County, Public Financing
      Authority, COP
        5.400%, 05/15/09                                 3,800            3,956

--------------------------------------------------------------------------------
70                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Riverside, Electric Authority, RB,
      FSA Callable 10/01/11 @ 101
        5.250%, 10/01/13                                $2,485         $  2,718
   San Buenaventura, Ser B, COP, AMBAC
        5.000%, 01/01/11                                 1,385            1,498
        5.000%, 01/01/12                                 1,455            1,566
   San Diego County, Burnham Institute
      Project, COP
        5.150%, 09/01/06                                 1,300            1,377
        4.800%, 09/01/03                                   600              600
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, RB
        5.450%, 09/01/09                                   175              187
        5.350%, 09/01/08                                   175              188
   San Francisco (City & County),
      International Airport Improvements
      Project, RB, FGIC
        6.500%, 05/01/08                                 2,400            2,779
   San Francisco Bay Area, Transportation
      Finance Authority, Bridge Toll
      Project, RB, ACA Insured
        5.750%, 02/01/07                                 2,725            2,992
        5.000%, 02/01/06                                   500              531
   San Francisco, State University
      Foundation, Student Housing Project,
      RB, ACA Insured
        4.500%, 07/01/07                                   265              281
        4.400%, 07/01/06                                   425              449
   San Joaquin County, Capital Facilities
      Project, COP, MBIA
        5.500%, 11/15/13                                 1,000            1,121
   San Joaquin Hills, Transportation
      Authority, Zero Coupon, RB
        0.000%, 01/01/09                                 2,000            1,679
   Santa Fe Springs, Community
      Development Authority,
      Ser A, TA, MBIA
        5.000%, 09/01/10                                 1,950            2,138
   Santa Monica, Malibu School
      District, GO, FGIC
        5.250%, 08/01/11                                 2,095            2,306
   Southern California, Metropolitan
      Water District, Waterworks Project,
      Ser A, GO
        4.500%, 03/01/10                                 1,700            1,811

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Southern California, Public Power
      Authority, Magnolia Power Project,
      Ser A-2003-1, RB, AMBAC
        4.500%, 07/01/12                                $3,000         $  3,129
   Southern California, Public Power
      Authority, San Juan Unit No. 3,
      Ser A, RB, FSA
        5.375%, 01/01/10                                 1,000            1,109
   Southern California, Public Power
      Authority, Southern Transmission
      Project, RB, FSA
        5.000%, 07/01/12                                 2,250            2,430
   Stockton, Essential Services
      Building/Parking Facility, COP
        5.000%, 08/01/09                                   280              302
        4.800%, 08/01/07                                   155              167
   Sunnyvale, Water Financing Authority,
      RB, AMBAC Callable 10/01/11 @ 100
        5.250%, 10/01/13                                 1,595            1,733
   University of California,
      Ser A, RB, AMBAC
        5.000%, 05/15/11                                 5,000            5,425
   Ventura County, Public Financing
      Authority, COP, FSA Callable
      08/15/09 @ 100
        5.250%, 08/15/14                                 3,550            3,827
   Washington Township, Healthcare
      Project, RB
        4.400%, 07/01/06                                 1,010            1,058
                                                                       ---------
                                                                        160,746
                                                                       ---------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                 1,000            1,133
                                                                       ---------
PUERTO RICO -- 9.7%
   Puerto Rico Commonwealth, Aqueduct
      & Sewer Authority, RB
        6.250%, 07/01/12                                 2,000            2,294
   Puerto Rico Commonwealth, Highway &
      Transportation Authority,
      Ser W, RB, MBIA
        5.500%, 07/01/13                                 3,400            3,830
   Puerto Rico Commonwealth, Highway &
      Transportation Authority,
      Ser X, RB, FSA
        5.500%, 07/01/15                                 1,490            1,676
   Puerto Rico Commonwealth, Public
      Improvements Authority, GO
        5.250%, 07/01/09                                 1,000            1,088


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        71

STATEMENT OF NET ASSETS


California Municipal Bond Fund (Concluded)
August 31, 2003
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
      Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                $2,000         $  2,215
   Puerto Rico, Electric Power
      Authority, Ser KK, RB
        5.000%, 07/01/10                                 2,800            2,979
        5.000%, 07/01/11                                 1,000            1,090
   Puerto Rico, Municipal Finance
      Agency, Ser A, RB, FSA
        4.500%, 08/01/10                                 1,000            1,067
   Puerto Rico, Public Buildings
      Authority, Government Facilities
      Project, Ser C, RB
        5.500%, 07/01/16                                 1,000            1,117
                                                                       ---------
                                                                         17,356
                                                                       ---------
VIRGIN ISLANDS -- 1.6%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes
      Loan Note Project, Ser A, RB
        5.000%, 10/01/03                                   500              501
        5.000%, 10/01/04                                 2,355            2,416
                                                                       ---------
                                                                          2,917
                                                                       ---------
Total Municipal Bonds
   (Cost $177,785)                                                      182,152
                                                                       ---------
Total Investments -- 101.4%
   (Cost $177,785)                                                      182,152
                                                                       ---------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.4)%
Payable for Investment Securities Purchased                            $ (5,415)
Payable for Shares of Beneficial Interest Redeemed                         (176)
Income Distribution Payable                                                 (38)
Investment Advisory Fees Payable                                            (51)
Management Fees Payable                                                     (36)
Other Assets and Liabilities, Net                                         3,116
                                                                       ---------
Total Other Assets & Liabilities                                         (2,600)
                                                                       ---------

NET ASSETS:
Paid-In-Capital Class A
   (unlimited authorization -- no par value)
   based on 17,373,209 outstanding shares
   of beneficial interest                                               172,808
Undistributed net investment income                                          86
Accumulated net realized gain on investments                              2,291
Net unrealized appreciation on investments                                4,367
                                                                       ---------
Total Net Assets -- 100.0%                                             $179,552
                                                                       =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $10.34
                                                                       =========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2003.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
72                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

                       This page intentionally left blank

Statements of Operations ($ Thousands)


For the year ended August 31, 2003


---------------------------------------------------------------------------------------------------------------------------
                                                                      CALIFORNIA     INSTITUTIONAL       MASSACHUSETTS
                                                  TAX FREE            TAX EXEMPT          TAX FREE      TAX FREE MONEY
                                                      FUND                  FUND              FUND         MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $12,334                  $397           $19,741                $998
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                   3,449                    73             5,321                 185
   Shareholder Servicing Fees -- Class A             2,395                    63             2,953                  --
   Shareholder Servicing Fees -- Class B                --                    --               777                 241
   Shareholder Servicing Fees -- Class C                --                    31               189                  --
   Investment Advisory Fees                            343                    11               529                  29
   Custodian/Wire Agent Fees                            99                     4               102                  10
   Printing Fees                                        69                     3                96                   6
   Professional Fees                                    59                     2               100                   5
   Registration Fees                                    52                     3                79                   5
   Trustees' Fees                                       16                     1                29                   1
   Pricing Fees                                          7                    --                 4                  --
   Insurance Fees                                        7                    --                11                   1
   Other Expenses                                        9                     2                10                   1
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    6,505                   193            10,200                 484
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                    --                    (9)           (1,403)                (43)
     Shareholder Servicing Fees -- Class A          (2,195)                  (63)           (2,953)                 --
     Shareholder Servicing Fees -- Class B              --                    --                --                  --
     Investment Advisory Fees                           --                    --                --                  --
     Fees Paid Indirectly (See Note 2)                  (5)                   --                --                  --
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                    4,305                   121             5,844                 441
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                             8,029                   276            13,897                 557
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments               4                   (15)                7                   3
   Net Change in Unrealized Depreciation
     on Investments                                     --                    --                --                  --
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                               $ 8,033                  $261           $13,904                $560
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statement.


--------------------------------------------------------------------------------
74                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

-------------------------------------------------------------------------------------------------------------------------------
                                                  PENNSYLVANIA       INTERMEDIATE-        PENNSYLVANIA       MASSACHUSETTS
                                                      TAX FREE      TERM MUNICIPAL           MUNICIPAL           MUNICIPAL
                                                          FUND                FUND           BOND FUND           BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                        $723             $35,076              $6,198              $1,648
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                         192               2,041                 250                  97
   Shareholder Servicing Fees -- Class A                    67               2,126                 148                 101
   Shareholder Servicing Fees -- Class B                    80                  --                 198                  --
   Shareholder Servicing Fees -- Class C                    --                  --                  --                  --
   Investment Advisory Fees                                 19               2,806                 438                 133
   Custodian/Wire Agent Fees                                 5                  97                  13                   4
   Printing Fees                                             2                  69                  12                   3
   Professional Fees                                         3                  74                  12                   4
   Registration Fees                                         4                  40                   6                   1
   Trustees' Fees                                            1                  15                   2                   1
   Pricing Fees                                             --                 105                  16                   5
   Insurance Fees                                            1                   9                   1                  --
   Other Expenses                                           --                  --                  --                   1
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          374               7,382               1,096                 350
-------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                       (40)               (155)               (149)                 (7)
     Shareholder Servicing Fees -- Class A                 (67)             (1,616)                (77)                (77)
     Shareholder Servicing Fees -- Class B                  --                  --                (198)                 --
     Investment Advisory Fees                               --                (510)                 --                 (24)
     Fees Paid Indirectly (See Note 2)                      --                  --                  --                  --
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                          267               5,101                 672                 242
-------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                   456              29,975               5,526               1,406
-------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                  --              22,637               1,343                 733
   Net Change in Unrealized Depreciation
     on Investments                                         --             (31,764)             (2,476)             (1,164)
-------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                      $456             $20,848              $4,393               $ 975
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                  NEW JERSEY          NEW YORK     CALIFORNIA
                                                   MUNICIPAL         MUNICIPAL      MUNICIPAL
                                                   BOND FUND         BOND FUND      BOND FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                    $2,851            $3,451         $7,605
---------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                       175               207            457
   Shareholder Servicing Fees -- Class A                 182               216            476
   Shareholder Servicing Fees -- Class B                  --                --             --
   Shareholder Servicing Fees -- Class C                  --                --             --
   Investment Advisory Fees                              241               285            628
   Custodian/Wire Agent Fees                               7                 9             18
   Printing Fees                                           6                 7              6
   Professional Fees                                       7                 9             17
   Registration Fees                                       5                 3              9
   Trustees' Fees                                          1                 1              3
   Pricing Fees                                            9                12             23
   Insurance Fees                                          1                 1              2
   Other Expenses                                          1                --              1
---------------------------------------------------------------------------------------------------
   Total Expenses                                        635               750          1,640
---------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                     (16)              (17)           (22)
     Shareholder Servicing Fees -- Class A              (168)             (164)          (441)
     Shareholder Servicing Fees -- Class B                --                --             --
     Investment Advisory Fees                            (14)              (52)           (35)
     Fees Paid Indirectly (See Note 2)                    --                --             --
---------------------------------------------------------------------------------------------------
     Net Expenses                                        437               517          1,142
---------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                               2,414             2,934          6,463
---------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments             1,171             1,001          3,894
   Net Change in Unrealized Depreciation
     on Investments                                   (2,067)           (1,645)        (7,417)
---------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                  $1,518            $2,290         $2,940
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        75

Statements of Changes in Net Assets ($ Thousands)


For the years ended August 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CALIFORNIA
                                                                                  TAX FREE FUND                 TAX EXEMPT FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               2003            2002            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                $     8,029     $    11,133        $    276       $     420
   Net Realized Gain (Loss) on Investments                                        4              --             (15)             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments           --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       8,033          11,133             261             420
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                                 (8,077)        (11,117)           (241)           (322)
     Class B                                                                     --              --              --              (4)
     Class C                                                                     --              --             (35)            (94)
   Net Realized Gains
     Class A                                                                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                       (8,077)        (11,117)           (276)           (420)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                            4,716,740       5,112,100          91,109         108,540
   Reinvestment of Cash Distributions                                         3,358           5,222             133             164
   Cost of Shares Redeemed                                               (4,687,234)     (5,056,045)        (91,829)       (106,610)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                          32,864          61,277            (587)          2,094
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --              --              --           1,196
   Reinvestment of Cash Distributions                                            --              --              --               2
   Cost of Shares Redeemed                                                       --              --              --          (2,701)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                              --              --              --          (1,503)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --              --           9,658          26,020
   Reinvestment of Cash Distributions                                            --              --              --              --
   Cost of Shares Redeemed                                                       --              --         (20,392)        (21,938)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                              --              --         (10,734)          4,082
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions                 32,864          61,277         (11,321)          4,673
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                   32,820          61,293         (11,336)          4,673
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      851,683         790,390          34,842          30,169
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $   884,503     $   851,683        $ 23,506       $  34,842
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 8 in the notes to the financial statements.
(2) The California Tax Exempt Fund's Class B closed on March 11, 2002.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
76                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                               INSTITUTIONAL                  MASSACHUSETTS TAX FREE
                                                                               TAX FREE FUND                     MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                               2003           2002            2003             2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                $    13,897    $    19,906       $     557        $     742
   Net Realized Gain (Loss) on Investments                                        7             (2)              3               (2)
   Net Change in Unrealized Appreciation (Depreciation) on Investments           --             --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      13,904         19,904             560              740
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                                (11,774)       (16,609)             --               --
     Class B                                                                 (1,826)        (2,900)           (558)            (739)
     Class C                                                                   (194)          (395)             --               --
   Net Realized Gains
     Class A                                                                     --             --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                      (13,794)       (19,904)           (558)            (739)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                            6,486,962      5,974,424              --               --
   Reinvestment of Cash Distributions                                         3,951          5,624              --               --
   Cost of Shares Redeemed                                               (6,453,408)    (5,919,638)             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                          37,505         60,410              --               --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              702,888        740,591         357,032          226,727
   Reinvestment of Cash Distributions                                         1,059          1,741              --                2
   Cost of Shares Redeemed                                                 (724,353)      (678,716)       (370,837)        (229,893)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                         (20,406)        63,616         (13,805)          (3,164)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                              343,504        300,435              --               --
   Reinvestment of Cash Distributions                                            --             --              --               --
   Cost of Shares Redeemed                                                 (354,394)      (284,414)             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                         (10,890)        16,021              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions                  6,209        140,047         (13,805)          (3,164)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                    6,319        140,047         (13,803)          (3,163)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    1,394,744      1,254,697          79,618           82,781
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $ 1,401,063    $ 1,394,744       $  65,815        $  79,618
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               PENNSYLVANIA                 INTERMEDIATE-TERM
                                                                               TAX FREE FUND                 MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2003            2002            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                $    456        $    634       $  29,975       $  37,226
   Net Realized Gain (Loss) on Investments                                    --              --          22,637           8,940
   Net Change in Unrealized Appreciation (Depreciation) on Investments        --              --         (31,764)         11,358
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      456             634          20,848          57,524
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                                (272)           (463)        (30,047)        (37,253)
     Class B                                                                (181)           (173)             --              --
     Class C                                                                  --              --              --              --
   Net Realized Gains
     Class A                                                                  --              --         (16,178)         (5,060)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                      (453)           (636)        (46,225)        (42,313)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                            40,536          69,542         429,195         448,008
   Reinvestment of Cash Distributions                                        101             169          40,609          36,749
   Cost of Shares Redeemed                                               (59,648)        (72,389)       (567,819)       (549,342)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                      (19,011)         (2,678)        (98,015)        (64,585)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           101,716          78,030              --              --
   Reinvestment of Cash Distributions                                        146             104              --              --
   Cost of Shares Redeemed                                               (99,900)        (57,890)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                        1,962          20,244              --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                --              --              --              --
   Reinvestment of Cash Distributions                                         --              --              --              --
   Cost of Shares Redeemed                                                    --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                           --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions             (17,049)         17,566         (98,015)        (64,585)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                               (17,046)         17,564        (123,392)        (49,374)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    60,597          43,033         947,495         996,869
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $ 43,551        $ 60,597       $ 824,103       $ 947,495
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        77

Statements of Changes in Net Assets ($ Thousands)


For the years ended August 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                              PENNSYLVANIA                    MASSACHUSETTS
                                                                           MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                               $  5,526        $  5,829        $  1,406        $  1,568
   Net Realized Gain on Investments                                       1,343             751             733             680
   Net Change in Unrealized Appreciation (Depreciation) on Investments   (2,476)          2,028          (1,164)            304
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                   4,393           8,608             975           2,552
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                             (2,572)         (2,668)         (1,406)         (1,577)
     Class B                                                             (2,965)         (3,168)             --              --
     Class C                                                                 --              --              --              --
   Net Realized Gains
     Class A                                                                (40)             --            (791)            (41)
     Class B                                                                (46)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                   (5,623)         (5,836)         (2,197)         (1,618)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                           22,697          31,283          13,494          16,047
   Reinvestment of Cash Distributions                                     2,458           2,505           2,068           1,563
   Cost of Shares Redeemed                                              (33,727)        (28,632)        (16,129)        (20,077)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                      (8,572)          5,156            (567)         (2,467)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           16,160          19,357              --              --
   Reinvestment of Cash Distributions                                       560             730              --              --
   Cost of Shares Redeemed                                              (22,668)        (23,727)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                      (5,948)         (3,640)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions            (14,520)          1,516            (567)         (2,467)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              (15,750)          4,288          (1,789)         (1,533)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  134,010         129,722          41,688          43,221
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $118,260        $134,010        $ 39,899        $ 41,688
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 8 in the notes to the financial statements.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
78                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                               NEW JERSEY                       NEW YORK
                                                                           MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002            2003             2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                               $  2,414        $  2,748        $  2,934         $  2,833
   Net Realized Gain on Investments                                       1,171             823           1,001              441
   Net Change in Unrealized Appreciation (Depreciation) on Investments   (2,067)            772          (1,645)           1,340
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                   1,518           4,343           2,290            4,614
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                             (2,416)         (2,742)         (2,933)          (2,839)
     Class B                                                                 --              --              --               --
     Class C                                                                 --              --              --               --
   Net Realized Gains
     Class A                                                             (1,036)           (161)           (982)            (141)
     Class B                                                                 --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                   (3,452)         (2,903)         (3,915)          (2,980)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                           25,451          40,739          32,045           45,295
   Reinvestment of Cash Distributions                                     3,283           2,782           3,723            2,888
   Cost of Shares Redeemed                                              (47,840)        (35,998)        (31,590)         (32,711)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                     (19,106)          7,523           4,178           15,472
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                               --              --              --               --
   Reinvestment of Cash Distributions                                        --              --              --               --
   Cost of Shares Redeemed                                                   --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                          --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions            (19,106)          7,523           4,178           15,472
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              (21,040)          8,963           2,553           17,106
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                   83,748          74,785          86,313           69,207
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $ 62,708        $ 83,748        $ 88,866         $ 86,313
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                               CALIFORNIA
                                                                           MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------
                                                                           2003             2002
-------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                               $  6,463         $  8,296
   Net Realized Gain on Investments                                       3,894            1,908
   Net Change in Unrealized Appreciation (Depreciation) on Investments   (7,417)           1,344
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                   2,940           11,548
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                             (6,474)          (8,269)
     Class B                                                                 --               --
     Class C                                                                 --               --
   Net Realized Gains
     Class A                                                             (3,127)          (2,064)
     Class B                                                                 --               --
-------------------------------------------------------------------------------------------------------
   Total Distributions                                                   (9,601)         (10,333)
-------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                           53,571           80,210
   Reinvestment of Cash Distributions                                     8,966            9,536
   Cost of Shares Redeemed                                              (87,666)         (90,680)
-------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                     (25,129)            (934)
-------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                               --               --
   Reinvestment of Cash Distributions                                        --               --
   Cost of Shares Redeemed                                                   --               --
-------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                          --               --
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions            (25,129)            (934)
-------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              (31,790)             281
-------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  211,342          211,061
-------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $179,552         $211,342
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        79

Financial Highlights


For the periods ended August 31,

For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------

                                   Net Realized
                                            and
          Net Asset                  Unrealized      Distributions  Distributions
             Value,          Net          Gains           from Net       from Net                    Net Asset
          Beginning   Investment    (Losses) on         Investment       Realized          Total    Value, End            Total
          of Period       Income    Investments             Income          Gains  Distributions     of Period          Return+
------------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2003       $1.00       $0.009            $--           $(0.009)            $--       $(0.009)         $1.00            0.86%
   2002        1.00        0.013             --            (0.013)             --        (0.013)          1.00            1.35
   2001        1.00        0.033             --            (0.033)             --        (0.033)          1.00            3.30
   2000        1.00        0.035             --            (0.035)             --        (0.035)          1.00            3.58
   1999        1.00        0.029             --            (0.029)             --        (0.029)          1.00            2.94
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2003       $1.00       $0.010            $--           $(0.010)            $--       $(0.010)         $1.00            1.00%
   2002        1.00        0.013             --            (0.013)             --        (0.013)          1.00            1.34
   2001        1.00        0.029             --            (0.029)             --        (0.029)          1.00            2.90
   2000        1.00        0.031             --            (0.031)             --        (0.031)          1.00            3.19
   1999        1.00        0.027             --            (0.027)             --        (0.027)          1.00            2.78
   CLASS C
   2003       $1.00       $0.005            $--           $(0.005)            $--       $(0.005)         $1.00            0.46%
   2002        1.00        0.008             --            (0.008)             --        (0.008)          1.00            0.84
   2001        1.00        0.024             --            (0.024)             --        (0.024)          1.00            2.39
   2000 (1)    1.00        0.005             --            (0.005)             --        (0.005)          1.00            0.55
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2003       $1.00       $0.010            $--           $(0.010)            $--       $(0.010)         $1.00            1.01%
   2002        1.00        0.015             --            (0.015)             --        (0.015)          1.00            1.51
   2001        1.00        0.034             --            (0.034)             --        (0.034)          1.00            3.45
   2000        1.00        0.037             --            (0.037)             --        (0.037)          1.00            3.72
   1999        1.00        0.030             --            (0.030)             --        (0.030)          1.00            3.08
   CLASS B
   2003       $1.00       $0.007            $--           $(0.007)            $--       $(0.007)         $1.00            0.70%
   2002        1.00        0.012             --            (0.012)             --        (0.012)          1.00            1.21
   2001        1.00        0.031             --            (0.031)             --        (0.031)          1.00            3.14
   2000        1.00        0.034             --            (0.034)             --        (0.034)          1.00            3.42
   1999        1.00        0.027             --            (0.027)             --        (0.027)          1.00            2.78
   CLASS C
   2003       $1.00       $0.005            $--           $(0.005)            $--       $(0.005)         $1.00            0.50%
   2002        1.00        0.010             --            (0.010)             --        (0.010)          1.00            1.00
   2001        1.00        0.029             --            (0.029)             --        (0.029)          1.00            2.94
   2000        1.00        0.032             --            (0.032)             --        (0.032)          1.00            3.21
   1999        1.00        0.025             --            (0.025)             --        (0.025)          1.00            2.57

-------------------------------------------------------------------------------------------------------------
                                                                                Ratio of Net
                                                        Ratio of                  Investment
                                                        Expenses   Ratio of Net       Income
                                     Ratio of         to Average     Investment   to Average
                 Net Assets          Expenses         Net Assets         Income   Net Assets
              End of Period        to Average         (Excluding     to Average   (Excluding
              ($ Thousands)        Net Assets           Waivers)     Net Assets     Waivers)
-------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2003          $  884,503             0.45%              0.68%          0.84%        0.61%
   2002             851,683             0.45               0.69           1.33         1.09
   2001             790,390             0.45               0.69           3.26         3.02
   2000             894,090             0.45               0.69           3.56         3.32
   1999             652,210             0.45               0.67           2.89         2.67
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2003          $   22,542             0.28%              0.56%          0.95%        0.67%
   2002              23,144             0.28               0.56           1.31         1.03
   2001              21,051             0.28               0.55           2.85         2.58
   2000              22,350             0.28               0.58           3.13         2.83
   1999              22,356             0.28               0.56           2.70         2.42
   CLASS C
   2003          $      964             0.78%              0.81%          0.56%        0.53%
   2002              11,698             0.78               0.81           0.82         0.79
   2001               7,615             0.78               0.80           2.24         2.22
   2000 (1)           1,938             0.78               0.83           2.93         2.88
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2003          $1,112,175             0.33%              0.67%          1.00%        0.66%
   2002           1,074,583             0.33               0.69           1.49         1.13
   2001           1,014,175             0.33               0.69           3.33         2.97
   2000             755,806             0.33               0.69           3.65         3.29
   1999             785,954             0.33               0.68           3.03         2.68
   CLASS B
   2003          $  251,836             0.63%              0.72%          0.71%        0.62%
   2002             272,222             0.63               0.74           1.17         1.06
   2001             208,604             0.63               0.74           3.02         2.91
   2000             114,633             0.63               0.74           3.45         3.34
   1999              57,310             0.63               0.73           2.74         2.64
   CLASS C
   2003          $   37,052             0.83%              0.92%          0.52%        0.43%
   2002              47,939             0.83               0.94           0.98         0.87
   2001              31,918             0.83               0.94           2.94         2.83
   2000              54,064             0.83               0.94           3.16         3.05
   1999              38,022             0.83               0.93           2.52         2.42


--------------------------------------------------------------------------------
80                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                   Net Realized
                                            and
          Net Asset                  Unrealized      Distributions  Distributions
             Value,          Net          Gains           from Net       from Net                    Net Asset
          Beginning   Investment    (Losses) on         Investment       Realized          Total    Value, End            Total
          of Period       Income    Investments             Income          Gains  Distributions     of Period          Return+
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2003      $ 1.00       $0.007         $   --           $(0.007)             --       $(0.007)        $ 1.00            0.69%
   2002        1.00        0.011             --            (0.011)             --        (0.011)          1.00            1.06
   2001 (2)    1.00        0.006             --            (0.006)             --        (0.006)          1.00            0.58
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2003      $ 1.00       $0.010         $   --           $(0.010)         $   --       $(0.010)        $ 1.00            0.98%
   2002        1.00        0.014             --            (0.014)             --        (0.014)          1.00            1.41
   2001        1.00        0.034             --            (0.034)             --        (0.034)          1.00            3.47
   2000        1.00        0.036             --            (0.036)             --        (0.036)          1.00            3.66
   1999        1.00        0.030             --            (0.030)             --        (0.030)          1.00            3.10
   CLASS B
   2003      $ 1.00       $0.007         $   --           $(0.007)         $   --       $(0.007)        $ 1.00            0.68%
   2002        1.00        0.011             --            (0.011)             --        (0.011)          1.00            1.10
   2001 (3)    1.00        0.011             --            (0.011)             --        (0.011)          1.00            1.11
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2003      $11.46        $0.40         $(0.14)          $ (0.40)         $(0.22)      $ (0.62)        $11.10            2.31%
   2002       11.29         0.44           0.23             (0.44)          (0.06)        (0.50)         11.46            6.10
   2001       10.83         0.46           0.46             (0.46)             --         (0.46)         11.29            8.64
   2000       10.70         0.45           0.14             (0.45)          (0.01)        (0.46)         10.83            5.72
   1999       11.08         0.44          (0.37)            (0.44)          (0.01)        (0.45)         10.70            0.67
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2003      $10.95        $0.48         $(0.10)          $ (0.48)         $(0.01)      $ (0.49)        $10.84            3.48%
   2002       10.73         0.47           0.22             (0.47)             --         (0.47)         10.95            6.62
   2001       10.37         0.49           0.36             (0.49)             --         (0.49)         10.73            8.35
   2000       10.29         0.48           0.09             (0.48)          (0.01)        (0.49)         10.37            5.76
   1999       10.75         0.48          (0.41)            (0.48)          (0.05)        (0.53)         10.29            0.65
   CLASS B
   2003      $10.95        $0.49         $(0.10)          $ (0.49)         $(0.01)      $ (0.50)        $10.84            3.60%
   2002       10.73         0.48           0.22             (0.48)             --         (0.48)         10.95            6.75
   2001       10.36         0.50           0.37             (0.50)             --         (0.50)         10.73            8.58
   2000       10.29         0.49           0.08             (0.49)          (0.01)        (0.50)         10.36            5.78
   1999       10.76         0.49          (0.42)            (0.49)          (0.05)        (0.54)         10.29            0.68

+Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The California Tax Exempt Fund -- Class C Shares were offered beginning on June 26, 2000. All ratios for the period have been annualized.
(2) The Massachusetts Tax Free Money Market Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.
(3) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------------------
                                                                                Ratio of Net
                                                        Ratio of                  Investment
                                                        Expenses   Ratio of Net       Income
                                     Ratio of         to Average     Investment   to Average
                 Net Assets          Expenses         Net Assets         Income   Net Assets    Portfolio
              End of Period        to Average         (Excluding     to Average   (Excluding     Turnover
              ($ Thousands)        Net Assets           Waivers)     Net Assets     Waivers)         Rate
-------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2003            $ 65,815             0.55%              0.60%          0.69%        0.64%          n/a
   2002              79,618             0.55               0.61           1.05         0.99           n/a
   2001 (2)          82,781             0.55               0.67           1.95         1.83           n/a
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2003            $ 15,377             0.35%              0.68%          1.02%        0.69%          n/a
   2002              34,387             0.35               0.69           1.38         1.04           n/a
   2001              37,067             0.35               0.72           3.54         3.17           n/a
   2000              69,575             0.35               0.69           3.68         3.34           n/a
   1999              34,098             0.35               0.69           3.04         2.70           n/a
   CLASS B
   2003            $ 28,174             0.65%              0.73%          0.69%        0.61%          n/a
   2002              26,210             0.65               0.74           1.01         0.92           n/a
   2001 (3)           5,966             0.65               0.77           2.51         2.39           n/a
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2003            $824,103             0.60%              0.87%          3.53%        3.26%       41.87%
   2002             947,495             0.60               0.87           3.88         3.61        27.15
   2001             996,869             0.60               0.87           4.14         3.87        36.59
   2000             843,397             0.60               0.88           4.27         3.99        17.99
   1999             647,240             0.60               0.87           4.03         3.76        30.25
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2003            $ 56,268             0.60%              0.85%          4.35%        4.10%       19.73%
   2002              65,380             0.60               0.85           4.39         4.14        29.86
   2001              58,855             0.60               0.85           4.61         4.36        34.80
   2000              44,170             0.60               0.86           4.75         4.49        30.91
   1999              18,785             0.60               0.83           4.53         4.30        16.64
   CLASS B
   2003            $ 61,992             0.48%              0.90%          4.47%        4.05%       19.73%
   2002              68,630             0.48               0.90           4.51         4.09        29.86
   2001              70,867             0.48               0.90           4.73         4.31        34.80
   2000              77,743             0.48               0.91           4.83         4.40        30.91
   1999             104,869             0.48               0.87           4.61         4.22        16.64


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        81

Financial Highlights


For the periods ended August 31,

For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------

                                   Net Realized
                                            and
          Net Asset                  Unrealized      Distributions  Distributions
             Value,          Net          Gains           from Net       from Net                    Net Asset
          Beginning   Investment    (Losses) on         Investment       Realized          Total    Value, End            Total
          of Period       Income    Investments             Income          Gains  Distributions     of Period          Return+
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2003      $10.56        $0.36         $(0.11)           $(0.36)         $(0.21)       $(0.57)        $10.24            2.44%
   2002       10.34         0.40           0.23             (0.40)          (0.01)        (0.41)         10.56            6.25
   2001        9.86         0.41           0.48             (0.41)             --         (0.41)         10.34            9.19
   2000        9.72         0.40           0.14             (0.40)             --         (0.40)          9.86            5.74
   1999       10.05         0.34          (0.33)            (0.34)             --         (0.34)          9.72            0.07
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2003      $10.60        $0.35         $(0.13)           $(0.35)         $(0.15)       $(0.50)        $10.32            2.06%
   2002       10.40         0.38           0.22             (0.38)          (0.02)        (0.40)         10.60            5.91
   2001        9.95         0.40           0.45             (0.40)             --         (0.40)         10.40            8.78
   2000        9.86         0.39           0.09             (0.39)             --         (0.39)          9.95            4.99
   1999       10.05         0.32          (0.19)            (0.32)             --         (0.32)          9.86            1.29
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2003      $10.67        $0.36         $(0.07)           $(0.36)         $(0.13)       $(0.49)        $10.47            2.78%
   2002       10.50         0.39           0.19             (0.39)          (0.02)        (0.41)         10.67            5.70
   2001        9.96         0.41           0.55             (0.41)          (0.01)        (0.42)         10.50            9.80
   2000        9.77         0.39           0.19             (0.39)             --         (0.39)          9.96            6.15
   1999       10.05         0.35          (0.28)            (0.35)             --         (0.35)          9.77            0.68
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2003      $10.72        $0.36         $(0.20)           $(0.36)         $(0.18)       $(0.54)        $10.34            1.48%
   2002       10.67         0.41           0.16             (0.41)          (0.11)        (0.52)         10.72            5.55
   2001       10.27         0.42           0.40             (0.42)             --         (0.42)         10.67            8.20
   2000        9.96         0.40           0.31             (0.40)             --         (0.40)         10.27            7.39
   1999       10.07         0.33          (0.09)            (0.33)          (0.02)        (0.35)          9.96            2.40

+Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------------------
                                                                                Ratio of Net
                                                        Ratio of                  Investment
                                                        Expenses   Ratio of Net       Income
                                     Ratio of         to Average     Investment   to Average
                 Net Assets          Expenses         Net Assets         Income   Net Assets    Portfolio
              End of Period        to Average         (Excluding     to Average   (Excluding     Turnover
              ($ Thousands)        Net Assets           Waivers)     Net Assets     Waivers)         Rate
-------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2003            $ 39,899             0.60%              0.87%          3.48%        3.21%       41.20%
   2002              41,688             0.60               0.87           3.84         3.57        33.27
   2001              43,221             0.60               0.87           4.05         3.78        19.36
   2000              31,964             0.60               0.88           4.19         3.91        24.62
   1999              17,840             0.60               0.93           3.57         3.24        13.76
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2003            $ 62,708             0.60%              0.87%          3.31%        3.04%       35.06%
   2002              83,748             0.60               0.87           3.63         3.36        39.88
   2001              74,785             0.60               0.87           3.99         3.72        24.57
   2000              57,272             0.60               0.88           4.02         3.74        83.16
   1999              24,513             0.60               0.91           3.26         2.95        25.41
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2003            $ 88,866             0.60%              0.87%          3.40%        3.13%       22.74%
   2002              86,313             0.60               0.87           3.73         3.46        17.57
   2001              69,207             0.60               0.86           3.99         3.73        15.60
   2000              49,299             0.60               0.88           4.10         3.82         2.97
   1999              21,562             0.60               0.92           3.60         3.28        17.85
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2003            $179,552             0.60%              0.86%          3.40%        3.14%       60.61%
   2002             211,342             0.60               0.87           3.93         3.66        38.98
   2001             211,061             0.60               0.88           4.07         3.79        42.81
   2000             172,328             0.60               0.87           4.12         3.85        37.16
   1999              64,469             0.60               0.90           3.43         3.13       105.21



--------------------------------------------------------------------------------
82                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

Notes to Financial Statements
August 31, 2003


1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with twelve funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Massachusetts Tax Free Money Market Fund, the Pennsylvania Tax Free Fund, the Ohio Tax Free Fund, (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). As of August 31, 2003, the Ohio Tax Free Fund had not commenced operations. The Trust is registered to offer three classes of shares:
Class A, Class B and Class C. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.

Investment securities of the Fixed Income Funds, which are listed on a securities exchange for which market quotations are available, are valued by an independent pricing service at the last quoted sales price for such securities on each business day. For securities where there is no such reported sale, and for which market quotations are not readily available, the Trust's administrator seeks to obtain a bid price from at least one independent broker. Unlisted securities for which market quotations are not readily available, of which there were none on August 31, 2003, are valued at the most recently quoted price, with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be or are valued at their amortized cost.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

EXPENSE OFFSET ARRANGEMENT -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly."

3. TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the Manager provides management, administrative and shareholder services to the Funds for an annual fee of 0.36% of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, 0.23% of the average daily net asset value of the California Tax Exempt and Massachusetts Tax Free Money Market Funds, 0.24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and 0.20% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        83

NOTES TO FINANCIAL STATEMENTS


Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's daily net assets):

--------------------------------------------------------------------------------
                     California   Institutional   Massachusetts   Pennsylvania
               Tax       Tax           Tax           Tax Free         Tax
Fund          Free      Exempt        Free         Money Market      Free
--------------------------------------------------------------------------------
Class A      0.45%      0.28%         0.33%             --           0.35%
Class B        --         --          0.63%           0.55%          0.65%
Class C        --       0.78%         0.83%             --             --
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
       Intermediate-Term   Pennsylvania   Massachusetts   New Jersey   New York    California
Fund       Municipal         Municipal      Municipal      Municipal   Municipal   Municipal
                               Bond           Bond           Bond        Bond        Bond
------------------------------------------------------------------------------------------------
Class A      0.60%             0.60%          0.60%          0.60%       0.60%       0.60%
Class B        --              0.48%            --             --          --          --
------------------------------------------------------------------------------------------------

SEI Investments Distribution Co. is the distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, and Class C shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to 0.25% of the average daily net assets attributable to that particular class. However, the Distributor has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to 0.05% and 0.25%, respectively, of the average daily net assets attributable to that class. On July 7, 2003 the Class C shares of the Institutional Tax Free and California Tax Exempt Money Markets began waiving a portion of their distribution fee. This waiver is voluntary and can be terminated at any time.

Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY AGREEMENTS

SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser to the Pennsylvania, Massachusetts, New Jersey, New York, California, and Intermediate-Term Municipal Bond Funds. For its services SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% for the Pennsylvania Municipal Bond Fund and 0.33% for the Intermediate-Term, Massachusetts, New Jersey, New York and California Municipal Bond Funds. SIMC is also the Investment Adviser to the Massachusetts Tax Free Money Market Fund. SIMC does not receive a fee for its services as Investment Advisor for this Fund.

Weiss, Peck & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, California Tax Exempt, Institutional Tax Free and the Pennsylvania Tax Free Money Market Funds. WPG also acts as the Sub-Adviser for the Massachusetts Tax Free Money Market Fund. For its services, WPG receives a monthly fee equal to an annual rate of 0.05% of the combined net assets up to $500 million, 0.04% on the next $500 million and 0.03% of such assets in excess of $1 billion of the aforementioned money market funds.

Deutsche Asset Management, Inc. ("DAM") acts as the Sub-Advisor for the Pennsylvania Municipal Bond Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Advisor for the Intermediate-Term, New York and Massachusetts Municipal Bond Funds, while McDonnell Investment Management L.L.C. ("MIM") is the Sub-Advisor for the New Jersey and the California Municipal Bond Funds. Each Sub-Advisor is party to an investment sub-advisory agreement with the Trust and SIMC. SIMC is responsible for the supervision of, and payment of fees to DAM, MIM, and SMAM in connection with their services to the Fixed Income Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended August 31, 2003, were as follows:

---------------------------------------------------------------
            Intermediate-Term  Pennsylvania    Massachusetts
                    Municipal     Municipal        Municipal
                         Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
Purchases .......    $344,230       $24,145          $16,483
Sales ...........     420,206        39,469           15,934

---------------------------------------------------------------
                   New Jersey      New York       California
                    Municipal     Municipal        Municipal
                    Bond Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
Purchases .......    $ 24,728       $24,901         $111,092
Sales ...........      39,535        18,870          132,173

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.


--------------------------------------------------------------------------------
84                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

NOTES TO FINANCIAL STATEMENTS



At August 31, 2003, the percentage of portfolio investments by each revenue source for each single-state Municipal Bond Fund were as follows:

------------------------------------------------------------------------------------------
                      Pennsylvania   Massachusetts   New Jersey    New York   California
                         Municipal       Municipal    Municipal   Municipal    Municipal
                         Bond Fund       Bond Fund    Bond Fund   Bond Fund    Bond Fund
------------------------------------------------------------------------------------------
Education                    16.0%           12.3%        10.2%       12.9%         3.4%
Environmental                 1.6%            2.4%         1.8%        5.8%          --
General Obligations           7.6%           27.1%        14.3%       18.2%        28.5%
General Revenue                --             5.9%        14.1%       16.2%        12.5%
Healthcare                   35.5%            7.8%         7.1%        7.0%         0.1%
Housing                       7.7%            1.8%          --         2.3%         1.8%
Industrial
   Development                4.0%            2.3%         6.0%        1.4%         2.7%
Nursing Homes                 4.0%            1.1%          --          --           --
Power                         1.3%            6.2%         1.7%        7.2%        20.5%
Public Facilities             1.2%             --          9.1%        4.6%         5.1%
Tax & Revenue
   Anticipation
   Notes                      7.5%             --           --          --          4.1%
Transportation                2.0%           17.4%        19.6%       15.8%         7.4%
Utilities                     6.5%             --         10.5%        2.3%         5.4%
Water                         4.1%           11.6%         5.6%        3.8%         6.3%
Other                         1.0%            4.1%          --         2.5%         2.2%
------------------------------------------------------------------------------------------
Total                       100.0%          100.0%       100.0%      100.0%       100.0%
------------------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts as of August 31, 2003:

-------------------------------------------------------------------------
                                          Undistributed     Accumulated
                              Paid-in-   Net Investment        Realized
                               Capital    Income/(Loss)     Gain/(Loss)
                         ($ Thousands)    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
Intermediate-Term
   Municipal Fund                  $--             $123          $(123)
Pennsylvania Municipal
   Bond Fund                        --               32            (32)
New Jersey Municipal
   Bond Fund                        --                9             (9)
New York Municipal
   Bond Fund                        --                3             (3)
California Municipal
   Bond Fund                        --               96            (96)

The tax character of dividends and distributions paid during the last two years were as follows:

------------------------------------------------------------------------------------------
                            Tax-Exempt                         Long-term
                                Income   Ordinary Income    Capital Gain           Total
                         ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------
Tax Free Fund     2003         $ 8,077            $   --         $    --         $ 8,077
                  2002          11,117                --              --          11,117

California Tax-   2003             276                --              --             276
  Exempt Fund     2002             420                --              --             420

Institutional Tax 2003          13,794                --              --          13,794
  Free Fund       2002          19,904                --              --          19,904

Massachusetts     2003             558                --              --             558
  Tax Free Money  2002             739                --              --             739
  Market Fund

Pennsylvania Tax  2003             453                --              --             453
  Free Fund       2002             636                --              --             636

Intermediate-Term 2003          30,047               631          15,547          46,225
  Municipal Fund  2002          37,246             2,237           2,830          42,313

Pennsylvania      2003           5,537                --              86           5,623
  Municipal       2002           5,806                30              --           5,836
  Bond Fund

Massachusetts     2003           1,406                34             757           2,197
  Municipal Bond  2002           1,569                 8              41           1,618
  Fund

New Jersey        2003           2,416               126             910           3,452
  Municipal Bond  2002           2,742                40             121           2,903
  Fund

New York          2003           2,932                 1             982           3,915
  Municipal Bond  2002           2,836                53              91           2,980
  Fund

California
  Municipal Bond  2003           6,472                 2           3,127           9,601
  Fund            2002           8,253             1,016           1,064          10,333


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        85

NOTES TO FINANCIAL STATEMENTS



As of August 31, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                       Undistributed
                                                   (Distributions in   Undistributed
                                   Undistributed     Excess of) Tax-       Long-Term    Capital Loss    Post October      Unrealized
                                 Ordinary Income       Exempt Income    Capital Gain   Carryforwards          Losses    Appreciation
                                   ($ Thousands)       ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------

Tax Free Fund                             $   --               $(52)         $    --           $(38)             $--         $    --
California Tax-Exempt Fund                    --                 --               --            (27)              --              --
Institutional Tax Free Fund                   --                 (4)              --            (44)              --              --
Massachusetts Tax Free Money
  Market Fund                                 --                  1               --             --               --              --
Pennsylvania Tax Free Fund                    --                 --               --            (19)              --              --
Intermediate-Term Municipal Fund           1,920                 20           11,687             --               --          20,343
Pennsylvania Municipal Bond Fund              --                 --              952             --               --           5,117
Massachusetts Municipal Bond Fund             96                  1              439             --               --           1,114
New Jersey Municipal Bond Fund                --                  4              728             --               --           2,174
New York Municipal Bond Fund                   9                  3              414             --               --           3,107
California Municipal Bond Fund               296                  4            1,996             --               --           4,448

Post-October losses represent losses realized on investment transactions from November 1, 2002 through August 31, 2003, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-------------------------------------------------------------------------------


                             Expires       Expires       Expires       Expires
                                2011          2010          2009          2008
                       ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------
Tax Free Fund                    $--           $ 1           $12           $17
California Tax Exempt Fund        15             1             2            --
Institutional Tax Free Fund       --             1             7            23
Pennsylvania Tax Free Fund        --            --            --             4

---------------------------------------------------------------------------------------------
                                                                               Total Capital
                                                                                        Loss
                             Expires       Expires       Expires       Expires  Carryforward
                                2007          2006          2005          2004       8/31/03
                       ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
---------------------------------------------------------------------------------------------
Tax Free Fund                    $ 7           $ 1           $--           $--           $38
California Tax Exempt Fund         2            --             7            --            27
Institutional Tax Free Fund       13            --            --            --            44
Pennsylvania Tax Free Fund         4            --            11            --            19

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended August 31, 2003, the following funds utilized capital loss carryforwards to offset realized capital gains:

----------------------------------------------------------------
                                                    Amount
                                             ($ Thousands)
----------------------------------------------------------------

Tax Free Fund                                         $ 3
Institutional Tax Free Fund                             7
Massachusetts Tax Free Money Market Fund                3
Pennsylvania Municipal Bond Fund                      300

At August 31, 2003, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

At August 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

---------------------------------------------------------------------------------------------------------------------
                                                      Aggregate Gross       Aggregate Gross
                                                           Unrealized            Unrealized        Net Unrealized
                              Federal Tax Cost           Appreciation          Depreciation          Appreciation
                                 ($ Thousands)          ($ Thousands)         ($ Thousands)         ($ Thousands)
---------------------------------------------------------------------------------------------------------------------

Intermediate-Term Municipal Fund      $800,632                $27,286               $(6,943)              $20,343
Pennsylvania Municipal Bond Fund       111,639                  5,553                  (436)                5,117
Massachusetts Municipal Bond Fund       39,064                  1,417                  (303)                1,114
New Jersey Municipal Bond Fund          59,695                  2,518                  (344)                2,174
New York Municipal Bond Fund            84,590                  3,359                  (252)                3,107
California Municipal Bond Fund         177,704                  5,358                  (910)                4,448


--------------------------------------------------------------------------------
86                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

                       This page intentionally left blank

NOTES TO FINANCIAL STATEMENTS


8. SHARE TRANSACTIONS (Thousands):


------------------------------------------------------------------------------------------------------------------------------------
                                                                  CALIFORNIA                INSTITUTIONAL          MASSACHUSETTS
                                            TAX FREE              TAX EXEMPT                   TAX FREE            TAX FREE MONEY
                                              FUND                 FUND (1)                      FUND                MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                     2003          2002       2003        2002          2003          2002        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                4,716,740     5,112,100     91,110     108,540     6,486,962     5,974,424          --          --
   Shares Issued in Lieu of
     Cash Distributions             3,358         5,222        133         164         3,951         5,624          --          --
   Shares Redeemed             (4,687,234)   (5,056,045)   (91,829)   (106,610)   (6,453,408)   (5,919,638)         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      32,864        61,277       (586)      2,094        37,505        60,410          --          --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                       --            --         --       1,196       702,888       740,591     357,032     226,727
   Shares Issued in Lieu of
     Cash Distributions                --            --         --           2         1,059         1,741          --           2
   Shares Redeemed                     --            --         --      (2,701)     (724,353)     (678,716)   (370,837)   (229,893)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions          --            --         --      (1,503)      (20,406)       63,616     (13,805)     (3,164)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                       --            --      9,658      26,020       343,504       300,435          --          --
   Shares Redeemed                     --            --    (20,392)    (21,938)     (354,394)     (284,414)         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions          --            --    (10,734)      4,082       (10,890)       16,021          --          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                32,864        61,277    (11,320)      4,673         6,209       140,047     (13,805)     (3,164)
------------------------------------------------------------------------------------------------------------------------------------

(1) The California Tax Exempt Fund -- Class B closed on March 11, 2002.

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
88                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

-------------------------------------------------------------------------------------------------------------------
                                                        INTERMEDIATE-        PENNSYLVANIA         MASSACHUSETTS
                                   PENNSYLVANIA         TERM MUNICIPAL         MUNICIPAL            MUNICIPAL
                                   TAX FREE FUND             FUND              BOND FUND            BOND FUND
-------------------------------------------------------------------------------------------------------------------
                                  2003       2002       2003       2002      2003      2002      2003      2002
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                40,536     69,542     37,813     39,961     2,059     2,923     1,284     1,565
   Shares Issued in Lieu of
     Cash Distributions            101        169      3,607      3,284       223       234       199       152
   Shares Redeemed             (59,648)   (72,389)   (49,848)   (48,851)   (3,059)   (2,672)   (1,534)   (1,952)
-------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions  (19,011)    (2,678)    (8,428)    (5,606)     (777)      485       (51)     (235)
-------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued               101,716     78,030         --         --     1,459     1,808        --        --
   Shares Issued in Lieu of
     Cash Distributions            146        104         --         --        51        68        --        --
   Shares Redeemed             (99,900)   (57,890)        --         --    (2,056)   (2,215)       --        --
-------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions    1,962     20,244         --         --      (546)     (339)       --        --
-------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                    --         --         --         --        --        --        --        --
   Shares Redeemed                  --         --         --         --        --        --        --        --
-------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions       --         --         --         --        --        --        --        --
-------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares            (17,049)    17,566     (8,428)    (5,606)   (1,323)      146       (51)     (235)
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                   NEW JERSEY            NEW YORK           CALIFORNIA
                                    MUNICIPAL             MUNICIPAL           MUNICIPAL
                                    BOND FUND            BOND FUND          BOND FUND
--------------------------------------------------------------------------------------------
                                 2003      2002      2003      2002      2003      2002
--------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                2,416     3,913     3,011     4,362     5,058     7,641
   Shares Issued in Lieu of
     Cash Distributions           314       269       352       278       853       907
   Shares Redeemed             (4,560)   (3,467)   (2,961)   (3,143)   (8,248)   (8,612)
--------------------------------------------------------------------------------------------
   Total Class A Transactions  (1,830)      715       402     1,497    (2,337)      (64)
--------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                   --        --        --        --        --        --
   Shares Issued in Lieu of
     Cash Distributions            --        --        --        --        --        --
   Shares Redeemed                 --        --        --        --        --        --
--------------------------------------------------------------------------------------------
   Total Class B Transactions      --        --        --        --        --        --
--------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                   --        --        --        --        --        --
   Shares Redeemed                 --        --        --        --        --        --
--------------------------------------------------------------------------------------------
   Total Class C Transactions      --        --        --        --        --        --
--------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares            (1,830)      715       402     1,497    (2,337)      (64)
--------------------------------------------------------------------------------------------


SEI Tax Exempt Trust / Annual Report / August 31, 2003                        89

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


Set forth below are the names, dates of birth, position with the SEI Tax Exempt Trust (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS                   BY TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
Robert A. Nesher     Chairman       since 1981       Currently performs various             54          Trustee of The Advisors'
One Freedom           of the                         services on behalf of SEI                          Inner Circle Fund, The Arbor
Valley Drive         Board of                        Investments Company for                            Fund, Bishop Street Funds,
Oaks, PA 19456       Trustees*                       which Mr. Nesher is                                and The Expedition Funds.
56 yrs. old                                          compensated.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1981       Partner, Morgan, Lewis &               54          Trustee of The Advisors'
1701 Market Street                                   Bockius LLP(law firm),                             Inner Circle Fund, The Arbor
Philadelphia, PA                                     counsel to the Trusts, SEI                         Fund, and The Expedition
19103                                                Investments Company, the                           Funds; Director of SEI
63 yrs. old                                          Adviser, the Administrator                         Investments since 1974.
                                                     and the Distributor.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch      Trustee       since 1981       Retired, President, Orange County      54          Trustee of STI Classic Funds
One Freedom                                          Publishing Co., Inc.; Publisher,                   and STI Classic Variable
Valley Drive                                         Paoli News and Paoli Republican;                   Trust.
Oaks, PA 19456                                       and Editor, Paoli Republican,
70 yrs. old                                          October 1981-January 1997.
                                                     President, H&W Distribution, Inc.,
                                                     since July 1984.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Retired, Partner, Dechert Price        54          Trustee of The Advisors'
One Freedom                                          & Rhoads, September 1987-                          Inner Circle Fund, The Arbor
Valley Drive                                         December 1993.                                     Fund, and The Expedition
Oaks, PA 19456                                                                                          Funds.
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.Trustee      since 1996       Chief Executive Officer, Newfound      54          Trustee of The Advisors'
One Freedom                                          Consultants Inc. since April 1997.                 Inner Circle Fund, The Arbor
Valley Drive                                         Treasurer and Clerk, Peak Asset                    Fund, and The Expedition
Oaks, PA 19456                                       Management, Inc., since 1991.                      Funds; Trustee, Navigator
60 yrs. old                                                                                             Securities Lending Trust,
                                                                                                        since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Principal, Grecoventures (consulting   54          Director, Sonoco, Inc.;
One Freedom                                          firm) since August 1997.                           Director, Exelon Energy;
Valley Drive                                                                                            Director, Radian; Trustee,
Oaks, PA 19456                                                                                          Pennsylvania Real Estate
57 yrs. old                                                                                             Investment Trust;
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.


--------------------------------------------------------------------------------
90                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                               NUMBER OF
                                      OFFICE                                               PORTFOLIOS
                                        AND                 PRINCIPAL                        IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                      COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                      OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS                      BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1981       Executive Vice President and              N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive                                         Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
52 yrs. old                                          the Adviser and the Administrator
                                                     since 1994.
------------------------------------------------------------------------------------------------------------------------------------
James R. Foggo      Controller      since 1998       Vice President and Assistant Secretary    N/A                 N/A
One Freedom            & CFO                         of SEI Investments since January 1998.
Valley Drive                                         Vice President and Secretary of the
Oaks, PA 19456                                       Adviser, Administrator and Distributor
38 yrs. old                                          since May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law firm),
                                                     1998. Associate, Baker & McKenzie
                                                     (law firm), 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since         N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Secretary of the Adviser, Administrator
Oaks, PA 19456       Secretary                       and Distributor since December 1999.
35 yrs. old                                          Associate, Dechert Price & Rhoads
                                                     (law firm), 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman      Vice         since 1995       Senior Vice President and General         N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Assistant                       Secretary of the Adviser, the
37 yrs. old          Secretary                       Administrator and the Distributor
                                                     since 2000. Vice President and
                                                     Assistant Secretary of SEI Investments,
                                                     the Adviser, the Administrator and
                                                     the Distributor, 1995-2000.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary    N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998.
38 yrs. old          Secretary
------------------------------------------------------------------------------------------------------------------------------------

MR. EDWARD W. BINSHADLER IS A TRUSTEE EMERITUS OF THE TRUST. MR. BINSHADLER SERVES AS A CONSULTANT TO THE AUDIT COMMITTEE AND RECEIVES AS COMPENSATION, $5,000 PER AUDIT COMMITTEE MEETING ATTENDED.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        91

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                               NUMBER OF
                                      OFFICE                                               PORTFOLIOS
                                        AND                 PRINCIPAL                        IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                      COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                      OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS                      BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.           Vice         since 1999       Employed by SEI Investments since         N/A                 N/A
McCullough           President                       November 1, 1999. Vice President
One Freedom             and                          and Assistant Secretary of the Adviser,
Valley Drive         Assistant                       the Administrator and the Distributor
Oaks, PA 19456       Secretary                       since December 1999. Associate at
42 yrs. old                                          White and Williams LLP, 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan          Vice         since 2001       Vice President and Assistant Secretary    N/A                 N/A
Vetterlein           President                       of SEI Investments Mutual Funds
One Freedom             and                          Services since January 2001.
Valley Drive         Assistant                       Shareholder/Partner, Buchanan
Oaks, PA 19456       Secretary                       Ingersoll Professional Corporation
40 yrs. old                                          (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.Vice         since 2001       Vice President and Assistant Secretary    N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since August 2001. Vice President,
Oaks, PA 19456       Assistant                       Merrill Lynch & Co. Asset Management
34 yrs. old          Secretary                       Group (1998-2000). Associate at
                                                     Pepper Hamilton LLP
                                                     (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig       Vice         since 1985       Employed by SEI Investments since 1985.   N/A                 N/A
One Freedom          President                       Senior Vice President and Chief Investment
Valley Drive            and                          Officer of SEI Asset Management Group
Oaks, PA 19456       Assistant                       since 1995.
53 yrs. old          Secretary
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       Vice President and Assistant Secretary    N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since November 2001. Associate,
Oaks, PA 19456       Assistant                       Howard, Rice, Nemorvoski, Canady,
32 yrs. old          Secretary                       Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel
                                                     LLP (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
92                        SEI Tax Exempt Trust / Annual Report / August 31, 2003

Notice to Shareholders (Unaudited)


For shareholders that do not have an August 31, 2003, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2003, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2003, the Funds of the SEI Tax Exempt Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                        (A)            (B)
                                     LONG TERM      QUALIFIED         (C)
                                    (20% RATE)       5 YEAR        ORDINARY                          (E)
                                   CAPITAL GAINS  CAPITAL GAINS     INCOME           (D)            TOTAL            (F)
                                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    TAX-EXEMPT    DISTRIBUTIONS    QUALIFYING
PORTFOLIO                           (TAX BASIS)    (TAX BASIS)    (TAX BASIS)      INTEREST     (TAX BASIS)     DIVIDENDS(1)
Tax Free Fund                            0%             0%             0%           100%           100%              0%
California Tax Exempt Fund               0%             0%             0%           100%           100%              0%
Institutional Tax Free Fund              0%             0%             0%           100%           100%              0%
Massachusetts Tax Free
  Money Market Fund                      0%             0%            0.01%        99.99%          100%              0%
Pennsylvania Tax Free Fund               0%             0%             0%           100%           100%              0%
Intermediate-Term Municipal Fund       30.53%          2.74%          1.35%        65.38%          100%              0%
Pennsylvania Municipal Bond Fund         0%            1.52%           0%          98.48%          100%              0%
Massachusetts Municipal Bond Fund      34.29%           0%            1.52%        64.19%          100%              0%
New Jersey Municipal Bond Fund         26.10%           0%            3.62%        70.28%          100%              0%
New York Municipal Bond Fund           25.08%           0%            0.02%        74.90%          100%              0%
California Municipal Bond Fund         32.02%           0%            0.02%        67.96%          100%              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

Items (A), (B), (C) (D) and (E) are based on the percentage of each fund's total distribution.

Item (F) is based on the percentage of ordinary income distributions of each fund.


Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2003                        93

Notes
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Notes

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2003


Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISERS

SEI Investments Management Corporation:
MASSACHUSETTS TAX FREE MONEY MARKET FUND
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS
Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND

Standish Mellon Asset Management
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

McDonnell Investment Management L.L.C.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
MASSACHUSETTS TAX FREE MONEY MARKET FUND

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)


SEI-F-024 (8/03)


[SEI logo omitted]

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee, and any person who performs a similar function.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2)

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Tax Exempt Trust


By (Signature and Title)*                                /s/ Edward D. Loughlin
                                                         ----------------------
                                                         Edward D. Loughlin
                                                         Chief Executive Officer

Date:  10/30/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                /s/ Edward D. Loughlin
                                                         ----------------------
                                                         Edward D. Loughlin
                                                         Chief Executive Officer


Date:  10/30/03


By (Signature and Title)*                                /s/ James R. Foggo
                                                         ------------------
                                                         James R. Foggo
                                                         Chief Financial Officer

Date:  10/30/03
* Print the name and title of each signing officer under his or her signature.